UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
August 31, 2019
Columbia Convertible Securities Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Convertible Securities Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Convertible Securities Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of capital appreciation and current income.
Portfolio management
David King, CFA
Lead Portfolio Manager
Managed Fund since 2010
Yan Jin
Portfolio Manager
Managed Fund since 2006
Average annual total returns (%) (for the period ended August 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/25/87	5.34	6.65	6.66	10.22
	Including sales charges		-0.73	0.53	5.40	9.57
Advisor Class*		11/08/12	5.46	6.94	6.94	10.42
Class C	Excluding sales charges	10/21/96	4.93	5.88	5.87	9.39
	Including sales charges		3.93	4.88	5.87	9.39
Institutional Class		05/21/99	5.46	6.90	6.94	10.49
Institutional 2 Class*		11/08/12	5.50	7.02	7.03	10.48
Institutional 3 Class*		10/01/14	5.53	7.02	7.07	10.43
Class R*		11/16/11	5.17	6.34	6.39	9.90
ICE BofAML All Convertibles All Qualities Index			4.32	4.05	6.70	10.48
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The ICE BofAML All Convertibles All Qualities Index measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Convertible Securities Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
Bank of America Corp. 12/31/2049 7.250%	2.8
Microchip Technology, Inc. 02/15/2037 2.250%	2.1
Microchip Technology, Inc. 02/15/2027 1.625%	2.1
Square, Inc. 05/15/2023 0.500%	2.0
DISH Network Corp. 08/15/2026 3.375%	2.0
Becton Dickinson and Co. 05/01/2020 6.125%	1.9
American Electric Power Co., Inc. 03/15/2022 6.125%	1.5
Danaher Corp. 04/15/2022 4.750%	1.4
DexCom, Inc. 12/01/2023 0.750%	1.4
Workday, Inc. 10/01/2022 0.250%	1.4
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2019)
Common Stocks	2.5
Convertible Bonds	73.6
Convertible Preferred Stocks	22.0
Equity-Linked Notes	0.7
Money Market Funds	1.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Convertible Securities Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,053.40	1,019.35	5.80	5.70	1.13
Advisor Class	1,000.00	1,000.00	1,054.60	1,020.65	4.47	4.39	0.87
Class C	1,000.00	1,000.00	1,049.30	1,015.60	9.63	9.47	1.88
Institutional Class	1,000.00	1,000.00	1,054.60	1,020.65	4.47	4.39	0.87
Institutional 2 Class	1,000.00	1,000.00	1,055.00	1,020.95	4.16	4.09	0.81
Institutional 3 Class	1,000.00	1,000.00	1,055.30	1,021.20	3.91	3.84	0.76
Class R	1,000.00	1,000.00	1,051.70	1,018.10	7.08	6.96	1.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Convertible Securities Fund | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 2.5%
Issuer	Shares	Value ($)
Consumer Discretionary 0.4%
Internet & Direct Marketing Retail 0.4%
Expedia Group, Inc.	35,000	4,553,500
Total Consumer Discretionary		4,553,500
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Ascent Resources, Class B(a),(b),(c)	10,248,729	2,295,715
Total Energy		2,295,715
Information Technology 1.9%
Semiconductors & Semiconductor Equipment 1.4%
Lam Research Corp.	50,000	10,525,500
NXP Semiconductors NV	65,000	6,639,100
Total		17,164,600
Technology Hardware, Storage & Peripherals 0.5%
Western Digital Corp.	120,000	6,872,400
Total Information Technology		24,037,000
Total Common Stocks (Cost $21,535,634)		30,886,215

Convertible Bonds(d) 72.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Aerojet Rocketdyne Holdings, Inc.
12/15/2023	2.250%	4,700,000	9,666,423
Cable and Satellite 1.9%
DISH Network Corp.
08/15/2026	3.375%	26,000,000	23,926,576
Consumer Cyclical Services 1.6%
Booking Holdings, Inc.
06/15/2020	0.350%	6,500,000	9,752,077
Chegg, Inc.(e)
03/15/2025	0.125%	10,000,000	10,537,500
Total			20,289,577
Electric 0.6%
NRG Energy, Inc.
06/01/2048	2.750%	7,500,000	8,182,862
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 2.1%
Ares Capital Corp.
03/01/2024	4.625%	6,000,000	6,390,000
Encore Capital Europe Finance Ltd.
09/01/2023	4.500%	6,000,000	6,455,161
iStar, Inc.
09/15/2022	3.125%	6,000,000	6,305,872
LendingTree, Inc.
06/01/2022	0.625%	4,800,000	7,653,000
Total			26,804,033
Gaming 1.0%
Caesars Entertainment Corp.
10/01/2024	5.000%	7,300,000	12,292,378
Health Care 5.8%
CONMED Corp.(e)
02/01/2024	2.625%	8,000,000	10,203,442
DexCom, Inc.(e)
12/01/2023	0.750%	13,500,000	17,015,247
Exact Sciences Corp.
03/15/2027	0.375%	10,500,000	13,420,312
Insulet Corp.
11/15/2024	1.375%	7,500,000	13,015,837
Invacare Corp.
02/15/2021	5.000%	5,600,000	4,594,556
Novavax, Inc.
02/01/2023	3.750%	9,700,000	4,074,000
Teladoc Health, Inc.
05/15/2025	1.375%	7,500,000	10,180,677
Total			72,504,071
Home Construction 1.1%
KBR, Inc.(e)
11/01/2023	2.500%	5,500,000	6,551,837
SunPower Corp.
01/15/2023	4.000%	8,030,000	7,383,585
Total			13,935,422
Independent Energy 1.2%
Chesapeake Energy Corp.
09/15/2026	5.500%	14,000,000	8,825,660
PDC Energy, Inc.
09/15/2021	1.125%	6,500,000	6,022,662
Total			14,848,322
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Convertible Securities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Leisure 0.4%
World Wrestling Entertainment, Inc.
12/15/2023	3.375%		1,800,000	5,312,483
Life Insurance 0.7%
AXA SA(e)
05/15/2021	7.250%		9,000,000	9,118,080
Lodging 0.5%
Marriott Vacations Worldwide Corp.
09/15/2022	1.500%		7,000,000	6,921,250
Media and Entertainment 3.0%
Bilibili, Inc.(e)
04/01/2026	1.375%		6,500,000	5,771,694
Liberty Media Corp.(e)
03/31/2048	2.125%		12,500,000	12,757,813
12/01/2048	2.250%		8,000,000	9,394,121
Snap, Inc.(e)
08/01/2026	0.750%		9,000,000	9,312,331
Total				37,235,959
Metals and Mining 0.5%
Endeavour Mining Corp.(e)
02/15/2023	3.000%		5,500,000	5,830,000
Other Industry 0.6%
Green Plains, Inc.
09/01/2022	4.125%		9,500,000	7,059,446
Other REIT 2.0%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%		12,000,000	12,448,668
IH Merger Sub LLC
01/15/2022	3.500%		10,000,000	13,027,966
Total				25,476,634
Pharmaceuticals 10.1%
Acorda Therapeutics, Inc.
06/15/2021	1.750%		3,500,000	2,661,730
Aegerion Pharmaceuticals, Inc.(f)
08/15/2019	0.000%		4,460,000	3,088,550
Alder Biopharmaceuticals, Inc.
02/01/2025	2.500%		10,500,000	8,852,813
BioMarin Pharmaceutical, Inc.
08/01/2024	0.599%		11,500,000	11,622,188
Canopy Growth Corp.(e)
07/15/2023	4.250%	CAD	3,000,000	2,180,036
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clovis Oncology, Inc.(e)
08/01/2024	4.500%	3,000,000	2,857,542
Clovis Oncology, Inc.
05/01/2025	1.250%	15,500,000	7,581,026
Dermira, Inc.
05/15/2022	3.000%	10,500,000	8,960,836
Illumina, Inc.
06/15/2021	0.500%	8,000,000	10,191,219
ImmunoGen, Inc.
07/01/2021	4.500%	1,000,000	954,910
Innoviva, Inc.
Subordinated
01/15/2023	2.125%	6,000,000	5,837,740
Insmed, Inc.
01/15/2025	1.750%	13,000,000	10,634,232
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	15,000,000	12,806,250
Medicines Co. (The)
07/15/2023	2.750%	15,000,000	16,328,946
Radius Health, Inc.
09/01/2024	3.000%	11,000,000	10,464,880
Sarepta Therapeutics, Inc.
11/15/2024	1.500%	4,200,000	6,250,030
Tilray, Inc.(e)
10/01/2023	5.000%	7,250,000	4,739,171
Total			126,012,099
Property & Casualty 0.9%
Heritage Insurance Holdings, Inc.
08/01/2037	5.875%	4,200,000	4,634,499
MGIC Investment Corp.(e),(g)
Junior Subordinated
04/01/2063	9.000%	4,600,000	6,175,500
Total			10,809,999
Retailers 1.8%
GNC Holdings, Inc.
08/15/2020	1.500%	6,000,000	5,490,000
Guess?, Inc.(e)
04/15/2024	2.000%	6,500,000	6,455,249
RH (h)
06/15/2023	0.000%	11,000,000	10,773,690
Total			22,718,939
Technology 31.9%
Advanced Micro Devices, Inc.
09/01/2026	2.125%	1,500,000	6,024,669

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Akamai Technologies, Inc.
05/01/2025	0.125%	6,000,000	6,792,507
Akamai Technologies, Inc.(e)
09/01/2027	0.375%	12,500,000	12,680,301
Altair Engineering, Inc.
06/01/2024	0.250%	6,000,000	6,070,135
Alteryx, Inc.(e)
08/01/2026	1.000%	10,000,000	10,811,559
Atlassian, Inc.
05/01/2023	0.625%	6,500,000	11,302,650
Boingo Wireless, Inc.(e)
10/01/2023	1.000%	10,500,000	8,808,004
Coupa Software, Inc.(e)
06/15/2025	0.125%	13,500,000	15,377,230
CSG Systems International, Inc.
03/15/2036	4.250%	8,500,000	9,792,524
DocuSign, Inc.(e)
09/15/2023	0.500%	8,500,000	8,615,162
Guidewire Software, Inc.
03/15/2025	1.250%	9,500,000	10,423,399
IAC Financeco 2, Inc.(e)
06/15/2026	0.875%	15,000,000	16,752,609
Infinera Corp.
09/01/2024	2.125%	2,027,000	1,735,349
InterDigital, Inc.(e)
06/01/2024	2.000%	9,500,000	9,074,348
MercadoLibre, Inc.(e)
08/15/2028	2.000%	6,500,000	10,091,005
Microchip Technology, Inc.
02/15/2027	1.625%	21,000,000	25,531,829
Junior Subordinated
02/15/2037	2.250%	22,000,000	26,305,400
MongoDB, Inc.
06/15/2024	0.750%	3,000,000	6,924,613
Okta, Inc.
02/15/2023	0.250%	3,000,000	7,954,800
ON Semiconductor Corp.
10/15/2023	1.625%	13,000,000	15,133,814
Palo Alto Networks, Inc.
07/01/2023	0.750%	15,000,000	15,888,519
Pluralsight, Inc.(e)
03/01/2024	0.375%	10,000,000	8,514,000
Proofpoint, Inc.(e)
08/15/2024	0.250%	9,000,000	9,330,300
Q2 Holdings, Inc.(e)
06/01/2026	0.750%	7,000,000	8,395,660
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rapid7, Inc.
08/01/2023	1.250%	5,000,000	7,319,468
ServiceNow, Inc.(h)
06/01/2022	0.000%	7,000,000	13,796,667
Splunk, Inc.(e)
09/15/2025	1.125%	14,500,000	15,595,600
Square, Inc.
05/15/2023	0.500%	21,500,000	24,039,687
Tabula Rasa HealthCare, Inc.(e)
02/15/2026	1.750%	6,000,000	6,650,777
Teradyne, Inc.
12/15/2023	1.250%	6,200,000	10,927,180
Twilio, Inc.
06/01/2023	0.250%	6,500,000	12,584,477
Verastem, Inc.
11/01/2048	5.000%	6,500,000	2,908,750
Vishay Intertechnology, Inc.
06/15/2025	2.250%	13,500,000	12,532,217
Workday, Inc.
10/01/2022	0.250%	12,500,000	16,876,950
Zendesk, Inc.
03/15/2023	0.250%	6,000,000	8,527,500
Total			400,089,659
Tobacco 0.9%
Turning Point Brands, Inc.(e)
07/15/2024	2.500%	6,500,000	6,221,089
Vector Group Ltd.(g)
04/15/2020	1.750%	4,720,000	4,860,892
Total			11,081,981
Wireless 0.5%
Gogo, Inc.(e)
05/15/2022	6.000%	6,700,000	6,268,040
Wirelines 3.0%
GCI Liberty, Inc.(e)
09/30/2046	1.750%	13,500,000	16,394,062
RingCentral, Inc.(h)
03/15/2023	0.000%	6,000,000	10,725,000
Vonage Holdings Corp.(e)
06/01/2024	1.750%	9,000,000	9,907,127
Total			37,026,189
Total Convertible Bonds (Cost $857,852,447)			913,410,422

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Convertible Securities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Convertible Preferred Stocks 21.7%
Issuer		Shares	Value ($)
Consumer Staples 1.6%
Food Products 1.0%
Bunge Ltd.	4.875%	125,000	12,650,012
Household Products 0.6%
Energizer Holdings, Inc.	7.500%	80,000	6,991,028
Total Consumer Staples			19,641,040
Financials 3.9%
Banks 2.7%
Bank of America Corp.	7.250%	23,000	33,810,690
Capital Markets 0.4%
Cowen, Inc.	5.625%	6,200	5,318,288
Insurance 0.8%
Assurant, Inc.	6.500%	80,000	9,825,765
Total Financials			48,954,743
Health Care 5.0%
Health Care Equipment & Supplies 3.2%
Becton Dickinson and Co.	6.125%	375,000	23,238,750
Danaher Corp.	4.750%	15,000	17,040,000
Total			40,278,750
Health Care Technology 0.8%
Change Healthcare, Inc.	6.000%	190,000	10,299,900
Life Sciences Tools & Services 1.0%
Avantor, Inc.	6.250%	210,000	12,771,696
Total Health Care			63,350,346
Industrials 2.3%
Machinery 2.3%
Colfax Corp.	5.750%	50,000	6,139,006
Fortive Corp.	5.000%	18,000	16,864,879
Rexnord Corp.	5.750%	110,000	5,903,869
Total			28,907,754
Total Industrials			28,907,754
Materials 0.6%
Chemicals 0.6%
International Flavors & Fragrances, Inc.	6.000%	175,000	7,651,000
Total Materials			7,651,000
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 2.1%
Crown Castle International Corp.	6.875%	12,500	16,251,250
QTS Realty Trust, Inc.	6.500%	90,000	10,596,790
Total			26,848,040
Total Real Estate			26,848,040
Utilities 6.2%
Electric Utilities 2.4%
American Electric Power Co., Inc.	6.125%	335,000	18,794,773
Southern Co. (The)	6.750%	210,000	10,911,600
Total			29,706,373
Multi-Utilities 3.0%
CenterPoint Energy, Inc.	7.000%	250,000	12,429,584
Dominion Energy, Inc.	7.250%	125,000	12,727,500
DTE Energy Co.	6.500%	225,000	12,774,548
Total			37,931,632
Water Utilities 0.8%
Aqua America, Inc.	6.000%	160,000	9,599,808
Total Utilities			77,237,813
Total Convertible Preferred Stocks (Cost $248,745,744)			272,590,736

Equity-Linked Notes 0.7%
Issuer	Coupon Rate	Shares	Value ($)
Credit Suisse AG(e)
(linked to common stock of Stanley Black & Decker, Inc.)
05/15/2020	6.000%	69,050	8,977,654
Total Equity-Linked Notes (Cost $10,002,583)			8,977,654

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(i),(j)	14,750,042	14,748,567
Total Money Market Funds (Cost $14,748,567)		14,748,567
Total Investments in Securities (Cost: $1,152,884,975)		1,240,613,594
Other Assets & Liabilities, Net		12,354,037
Net Assets		1,252,967,631

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2019, the total value of these securities amounted to $2,295,715, which represents 0.18% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2019, the total value of these securities amounted to $307,364,090, which represents 24.53% of total net assets.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2019, the total value of these securities amounted to $3,088,550, which represents 0.25% of total net assets.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2019.
(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	51,277,519	235,285,238	(271,812,715)	14,750,042	(835)	—	335,734	14,748,567
Currency Legend
CAD	Canada Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Convertible Securities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	4,553,500	—	—	4,553,500
Energy	—	—	2,295,715	2,295,715
Information Technology	24,037,000	—	—	24,037,000
Total Common Stocks	28,590,500	—	2,295,715	30,886,215
Convertible Bonds	—	913,410,422	—	913,410,422
Convertible Preferred Stocks
Consumer Staples	—	19,641,040	—	19,641,040
Financials	—	48,954,743	—	48,954,743
Health Care	—	63,350,346	—	63,350,346
Industrials	—	28,907,754	—	28,907,754
Materials	—	7,651,000	—	7,651,000
Real Estate	—	26,848,040	—	26,848,040
Utilities	—	77,237,813	—	77,237,813
Total Convertible Preferred Stocks	—	272,590,736	—	272,590,736
Equity-Linked Notes	—	8,977,654	—	8,977,654
Money Market Funds	14,748,567	—	—	14,748,567
Total Investments in Securities	43,339,067	1,194,978,812	2,295,715	1,240,613,594
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2019	11

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,138,136,408)	$1,225,865,027
Affiliated issuers (cost $14,748,567)	14,748,567
Cash	606,453
Receivable for:
Investments sold	2,741,810
Capital shares sold	7,853,125
Dividends	733,505
Interest	4,256,055
Expense reimbursement due from Investment Manager	1,750
Prepaid expenses	6,959
Other assets	24,856
Total assets	1,256,838,107
Liabilities
Payable for:
Investments purchased	2,367,213
Capital shares purchased	1,200,476
Management services fees	26,638
Distribution and/or service fees	3,465
Transfer agent fees	105,690
Compensation of board members	133,945
Compensation of chief compliance officer	131
Other expenses	32,918
Total liabilities	3,870,476
Net assets applicable to outstanding capital stock	$1,252,967,631
Represented by
Paid in capital	1,120,656,092
Total distributable earnings (loss)	132,311,539
Total - representing net assets applicable to outstanding capital stock	$1,252,967,631
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Convertible Securities Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
August 31, 2019 (Unaudited)
Class A
Net assets	$297,281,042
Shares outstanding	13,751,217
Net asset value per share	$21.62
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$22.94
Advisor Class
Net assets	$73,424,303
Shares outstanding	3,360,439
Net asset value per share	$21.85
Class C
Net assets	$51,538,116
Shares outstanding	2,393,636
Net asset value per share	$21.53
Institutional Class
Net assets	$623,779,499
Shares outstanding	28,798,660
Net asset value per share	$21.66
Institutional 2 Class
Net assets	$103,535,620
Shares outstanding	4,743,482
Net asset value per share	$21.83
Institutional 3 Class
Net assets	$101,348,699
Shares outstanding	4,606,265
Net asset value per share	$22.00
Class R
Net assets	$2,060,352
Shares outstanding	95,413
Net asset value per share	$21.59
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2019	13

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,980,636
Dividends — affiliated issuers	335,734
Interest	10,699,869
Foreign taxes withheld	(4,275)
Total income	18,011,964
Expenses:
Management services fees	4,709,129
Distribution and/or service fees
Class A	369,975
Class C	237,210
Class R	5,359
Transfer agent fees
Class A	168,937
Advisor Class	36,174
Class C	27,075
Institutional Class	336,104
Institutional 2 Class	32,098
Institutional 3 Class	4,057
Class R	1,224
Compensation of board members	22,493
Custodian fees	4,772
Printing and postage fees	32,820
Registration fees	84,420
Audit fees	16,136
Legal fees	9,847
Interest on interfund lending	198
Compensation of chief compliance officer	116
Other	11,676
Total expenses	6,109,820
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(332,871)
Fees waived by transfer agent
Institutional 2 Class	(2,314)
Institutional 3 Class	(2,467)
Total net expenses	5,772,168
Net investment income	12,239,796
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	48,091,241
Investments — affiliated issuers	(835)
Foreign currency translations	906
Net realized gain	48,091,312
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,583,116
Foreign currency translations	(148)
Net change in unrealized appreciation (depreciation)	2,582,968
Net realized and unrealized gain	50,674,280
Net increase in net assets resulting from operations	$62,914,076
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Convertible Securities Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations
Net investment income	$12,239,796	$19,521,831
Net realized gain	48,091,312	49,816,976
Net change in unrealized appreciation (depreciation)	2,582,968	(145,667)
Net increase in net assets resulting from operations	62,914,076	69,193,140
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,565,782)	(12,738,952)
Advisor Class	(1,273,404)	(1,481,568)
Class C	(739,563)	(1,662,746)
Institutional Class	(11,905,001)	(24,982,005)
Institutional 2 Class	(2,432,142)	(3,368,780)
Institutional 3 Class	(1,973,105)	(4,841,333)
Class R	(37,733)	(118,214)
Class T		(1,687)
Total distributions to shareholders	(23,926,730)	(49,195,285)
Increase in net assets from capital stock activity	105,397,772	245,000,419
Total increase in net assets	144,385,118	264,998,274
Net assets at beginning of period	1,108,582,513	843,584,239
Net assets at end of period	$1,252,967,631	$1,108,582,513
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2019	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,292,054	49,018,008	4,172,480	85,945,217
Distributions reinvested	182,255	3,859,251	431,159	8,523,504
Redemptions	(2,398,618)	(50,931,937)	(3,082,744)	(62,933,185)
Net increase	75,691	1,945,322	1,520,895	31,535,536
Advisor Class
Subscriptions	1,580,238	34,157,338	2,549,520	52,499,070
Distributions reinvested	59,476	1,272,791	73,988	1,481,424
Redemptions	(715,139)	(15,548,821)	(1,081,929)	(22,255,559)
Net increase	924,575	19,881,308	1,541,579	31,724,935
Class C
Subscriptions	507,358	10,778,481	683,086	14,015,683
Distributions reinvested	30,086	636,087	72,090	1,413,721
Redemptions	(257,045)	(5,443,233)	(629,862)	(13,016,084)
Net increase	280,399	5,971,335	125,314	2,413,320
Institutional Class
Subscriptions	6,695,894	143,118,278	15,114,824	312,133,611
Distributions reinvested	431,245	9,144,782	916,774	18,154,010
Redemptions	(4,292,438)	(91,590,636)	(9,303,311)	(186,562,038)
Net increase	2,834,701	60,672,424	6,728,287	143,725,583
Institutional 2 Class
Subscriptions	3,357,945	72,173,494	2,622,930	54,101,373
Distributions reinvested	113,732	2,432,081	168,798	3,368,633
Redemptions	(2,534,169)	(55,357,435)	(1,400,041)	(27,998,257)
Net increase	937,508	19,248,140	1,391,687	29,471,749
Institutional 3 Class
Subscriptions	431,952	9,344,575	833,390	17,415,288
Distributions reinvested	91,653	1,973,047	240,177	4,840,196
Redemptions	(622,777)	(13,290,566)	(738,309)	(15,321,230)
Net increase (decrease)	(99,172)	(1,972,944)	335,258	6,934,254
Class R
Subscriptions	14,074	301,649	24,847	507,976
Distributions reinvested	520	11,006	1,340	26,465
Redemptions	(31,030)	(660,468)	(63,010)	(1,295,811)
Net decrease	(16,436)	(347,813)	(36,823)	(761,370)
Class T
Distributions reinvested	—	—	78	1,548
Redemptions	—	—	(2,311)	(45,136)
Net decrease	—	—	(2,233)	(43,588)
Total net increase	4,937,266	105,397,772	11,603,964	245,000,419
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Convertible Securities Fund | Semiannual Report 2019

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Columbia Convertible Securities Fund | Semiannual Report 2019	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$20.92	0.20	0.91	1.11	(0.23)	(0.18)	(0.41)
Year Ended 2/28/2019	$20.41	0.39	1.11	1.50	(0.40)	(0.59)	(0.99)
Year Ended 2/28/2018	$18.64	0.43	1.89	2.32	(0.55)	—	(0.55)
Year Ended 2/28/2017	$15.07	0.47	3.52	3.99	(0.42)	—	(0.42)
Year Ended 2/29/2016	$19.53	0.38	(3.25)	(2.87)	(0.75)	(0.87)	(1.62)
Year Ended 2/28/2015	$19.22	0.28	0.92	1.20	(0.43)	(0.46)	(0.89)
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$21.14	0.23	0.91	1.14	(0.25)	(0.18)	(0.43)
Year Ended 2/28/2019	$20.61	0.44	1.13	1.57	(0.45)	(0.59)	(1.04)
Year Ended 2/28/2018	$18.82	0.48	1.90	2.38	(0.59)	—	(0.59)
Year Ended 2/28/2017	$15.21	0.50	3.57	4.07	(0.46)	—	(0.46)
Year Ended 2/29/2016	$19.69	0.45	(3.29)	(2.84)	(0.80)	(0.87)	(1.67)
Year Ended 2/28/2015	$19.37	0.33	0.93	1.26	(0.48)	(0.46)	(0.94)
Class C
Six Months Ended 8/31/2019 (Unaudited)	$20.84	0.12	0.90	1.02	(0.15)	(0.18)	(0.33)
Year Ended 2/28/2019	$20.33	0.23	1.12	1.35	(0.25)	(0.59)	(0.84)
Year Ended 2/28/2018	$18.57	0.29	1.87	2.16	(0.40)	—	(0.40)
Year Ended 2/28/2017	$15.02	0.34	3.50	3.84	(0.29)	—	(0.29)
Year Ended 2/29/2016	$19.46	0.25	(3.24)	(2.99)	(0.61)	(0.87)	(1.48)
Year Ended 2/28/2015	$19.16	0.14	0.91	1.05	(0.29)	(0.46)	(0.75)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$20.96	0.23	0.90	1.13	(0.25)	(0.18)	(0.43)
Year Ended 2/28/2019	$20.44	0.44	1.12	1.56	(0.45)	(0.59)	(1.04)
Year Ended 2/28/2018	$18.67	0.48	1.88	2.36	(0.59)	—	(0.59)
Year Ended 2/28/2017	$15.10	0.51	3.52	4.03	(0.46)	—	(0.46)
Year Ended 2/29/2016	$19.56	0.42	(3.24)	(2.82)	(0.80)	(0.87)	(1.67)
Year Ended 2/28/2015	$19.25	0.33	0.92	1.25	(0.48)	(0.46)	(0.94)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$21.12	0.24	0.91	1.15	(0.26)	(0.18)	(0.44)
Year Ended 2/28/2019	$20.59	0.45	1.14	1.59	(0.47)	(0.59)	(1.06)
Year Ended 2/28/2018	$18.80	0.50	1.90	2.40	(0.61)	—	(0.61)
Year Ended 2/28/2017	$15.20	0.52	3.55	4.07	(0.47)	—	(0.47)
Year Ended 2/29/2016	$19.68	0.45	(3.27)	(2.82)	(0.82)	(0.87)	(1.69)
Year Ended 2/28/2015	$19.37	0.35	0.92	1.27	(0.50)	(0.46)	(0.96)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Convertible Securities Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	—	$21.62	5.34%	1.18% (c),(d)	1.13% (c),(d)	1.87% (c)	33%	$297,281
Year Ended 2/28/2019	—	$20.92	7.70%	1.20% (d)	1.13% (d),(e)	1.88%	60%	$286,075
Year Ended 2/28/2018	—	$20.41	12.65%	1.22%	1.12% (e)	2.21%	67%	$248,052
Year Ended 2/28/2017	—	$18.64	26.68%	1.25%	1.13% (e)	2.73%	72%	$289,232
Year Ended 2/29/2016	0.03	$15.07	(15.46%) (f)	1.23% (g)	1.11% (e),(g)	2.11%	71%	$287,364
Year Ended 2/28/2015	—	$19.53	6.44%	1.30% (g)	1.10% (e),(g)	1.49%	78%	$386,856
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	—	$21.85	5.46%	0.93% (c),(d)	0.87% (c),(d)	2.13% (c)	33%	$73,424
Year Ended 2/28/2019	—	$21.14	7.99%	0.95% (d)	0.88% (d),(e)	2.15%	60%	$51,487
Year Ended 2/28/2018	—	$20.61	12.91%	0.97%	0.87% (e)	2.43%	67%	$18,432
Year Ended 2/28/2017	—	$18.82	27.00%	1.00%	0.88% (e)	2.95%	72%	$11,789
Year Ended 2/29/2016	0.03	$15.21	(15.21%) (f)	1.00% (g)	0.87% (e),(g)	2.59%	71%	$14,556
Year Ended 2/28/2015	—	$19.69	6.71%	1.05% (g)	0.85% (e),(g)	1.74%	78%	$3,027
Class C
Six Months Ended 8/31/2019 (Unaudited)	—	$21.53	4.93%	1.93% (c),(d)	1.88% (c),(d)	1.12% (c)	33%	$51,538
Year Ended 2/28/2019	—	$20.84	6.92%	1.95% (d)	1.88% (d),(e)	1.14%	60%	$44,035
Year Ended 2/28/2018	—	$20.33	11.80%	1.97%	1.87% (e)	1.47%	67%	$40,419
Year Ended 2/28/2017	—	$18.57	25.70%	2.00%	1.88% (e)	1.98%	72%	$42,161
Year Ended 2/29/2016	0.03	$15.02	(16.06%) (f)	1.99% (g)	1.87% (e),(g)	1.38%	71%	$47,322
Year Ended 2/28/2015	—	$19.46	5.62%	2.05% (g)	1.85% (e),(g)	0.74%	78%	$54,655
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	—	$21.66	5.46%	0.93% (c),(d)	0.87% (c),(d)	2.13% (c)	33%	$623,779
Year Ended 2/28/2019	—	$20.96	8.00%	0.95% (d)	0.88% (d),(e)	2.13%	60%	$544,140
Year Ended 2/28/2018	—	$20.44	12.91%	0.97%	0.87% (e)	2.49%	67%	$393,240
Year Ended 2/28/2017	—	$18.67	26.94%	1.00%	0.88% (e)	2.97%	72%	$229,113
Year Ended 2/29/2016	0.03	$15.10	(15.21%) (f)	0.98% (g)	0.86% (e),(g)	2.27%	71%	$203,574
Year Ended 2/28/2015	—	$19.56	6.70%	1.05% (g)	0.85% (e),(g)	1.74%	78%	$816,941
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	—	$21.83	5.50%	0.87% (c),(d)	0.81% (c),(d)	2.19% (c)	33%	$103,536
Year Ended 2/28/2019	—	$21.12	8.07%	0.89% (d)	0.81% (d)	2.19%	60%	$80,367
Year Ended 2/28/2018	—	$20.59	13.02%	0.90%	0.80%	2.54%	67%	$49,709
Year Ended 2/28/2017	—	$18.80	27.08%	0.90%	0.79%	3.02%	72%	$65,291
Year Ended 2/29/2016	0.03	$15.20	(15.13%) (f)	0.87% (g)	0.76% (g)	2.48%	71%	$38,717
Year Ended 2/28/2015	—	$19.68	6.80%	0.86% (g)	0.73% (g)	1.86%	78%	$35,859
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2019	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$21.28	0.24	0.93	1.17	(0.27)	(0.18)	(0.45)
Year Ended 2/28/2019	$20.74	0.47	1.14	1.61	(0.48)	(0.59)	(1.07)
Year Ended 2/28/2018	$18.94	0.51	1.91	2.42	(0.62)	—	(0.62)
Year Ended 2/28/2017	$15.31	0.53	3.58	4.11	(0.48)	—	(0.48)
Year Ended 2/29/2016	$19.81	0.51	(3.34)	(2.83)	(0.83)	(0.87)	(1.70)
Year Ended 2/28/2015(h)	$19.21	0.13	0.90	1.03	(0.13)	(0.30)	(0.43)
Class R
Six Months Ended 8/31/2019 (Unaudited)	$20.90	0.17	0.90	1.07	(0.20)	(0.18)	(0.38)
Year Ended 2/28/2019	$20.39	0.33	1.12	1.45	(0.35)	(0.59)	(0.94)
Year Ended 2/28/2018	$18.62	0.38	1.89	2.27	(0.50)	—	(0.50)
Year Ended 2/28/2017	$15.06	0.42	3.51	3.93	(0.37)	—	(0.37)
Year Ended 2/29/2016	$19.51	0.34	(3.24)	(2.90)	(0.71)	(0.87)	(1.58)
Year Ended 2/28/2015	$19.21	0.24	0.90	1.14	(0.38)	(0.46)	(0.84)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Institutional 3 Class shares commenced operations on October 1, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Convertible Securities Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	—	$22.00	5.53%	0.82% (c),(d)	0.76% (c),(d)	2.23% (c)	33%	$101,349
Year Ended 2/28/2019	—	$21.28	8.11%	0.84% (d)	0.76% (d)	2.25%	60%	$100,142
Year Ended 2/28/2018	—	$20.74	13.03%	0.85%	0.75%	2.58%	67%	$90,655
Year Ended 2/28/2017	—	$18.94	27.14%	0.85%	0.74%	3.06%	72%	$1,269
Year Ended 2/29/2016	0.03	$15.31	(15.09%) (f)	0.84% (g)	0.72% (g)	3.01%	71%	$812
Year Ended 2/28/2015(h)	—	$19.81	5.48%	0.81% (c),(g)	0.69% (c),(g)	1.88% (c)	78%	$61
Class R
Six Months Ended 8/31/2019 (Unaudited)	—	$21.59	5.17%	1.43% (c),(d)	1.38% (c),(d)	1.63% (c)	33%	$2,060
Year Ended 2/28/2019	—	$20.90	7.44%	1.45% (d)	1.38% (d),(e)	1.63%	60%	$2,337
Year Ended 2/28/2018	—	$20.39	12.38%	1.47%	1.37% (e)	1.97%	67%	$3,031
Year Ended 2/28/2017	—	$18.62	26.32%	1.50%	1.38% (e)	2.44%	72%	$3,240
Year Ended 2/29/2016	0.03	$15.06	(15.63%) (f)	1.49% (g)	1.37% (e),(g)	1.91%	71%	$2,429
Year Ended 2/28/2015	—	$19.51	6.13%	1.55% (g)	1.35% (e),(g)	1.24%	78%	$2,412
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2019	21

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple
22	Columbia Convertible Securities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Equity-linked notes
The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument, generally valued based on a quotation received from a counterparty, which is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
Columbia Convertible Securities Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
24	Columbia Convertible Securities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2019 was 0.78% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Convertible Securities Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to June 30, 2019, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended August 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.00
Class R	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSC), received by the Distributor for distributing Fund shares for the six months ended August 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	397,038
Class C	—	1.00 (b)	4,724

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
26	Columbia Convertible Securities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2019 through June 30, 2020	Prior to July 1, 2019
Class A	1.13%	1.13%
Advisor Class	0.88	0.88
Class C	1.88	1.88
Institutional Class	0.88	0.88
Institutional 2 Class	0.81	0.81
Institutional 3 Class	0.77	0.76
Class R	1.38	1.38
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, prior to June 30, 2019, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,152,885,000	135,052,000	(47,297,000)	87,755,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Convertible Securities Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $486,172,635 and $380,097,514, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	900,000	2.64	3
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
28	Columbia Convertible Securities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
The Fund had no borrowings during the six months ended August 31, 2019.
Note 9. Significant risks
Convertible securities risk
Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At August 31, 2019, one unaffiliated shareholder of record owned 18.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 28.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and
Columbia Convertible Securities Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Convertible Securities Fund | Semiannual Report 2019

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Convertible Securities Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Convertible Securities Fund | Semiannual Report 2019	31

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
32	Columbia Convertible Securities Fund | Semiannual Report 2019

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Convertible Securities Fund | Semiannual Report 2019	33

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Columbia Convertible Securities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR134_02_J01_(10/19)

SemiAnnual Report
August 31, 2019
Columbia Select Large Cap Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Select Large Cap Equity Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Large Cap Equity Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Peter Santoro, CFA
Co-Portfolio Manager
Managed Fund since 2004
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/02/99	4.18	0.67	9.87	12.29
	Including sales charges		-1.80	-5.13	8.57	11.63
Advisor Class*		07/05/17	4.27	0.87	10.14	12.56
Class C	Excluding sales charges	08/02/99	3.73	-0.13	9.04	11.45
	Including sales charges		2.73	-1.05	9.04	11.45
Institutional Class		10/02/98	4.25	0.87	10.15	12.57
Institutional 2 Class*		11/08/12	4.35	0.99	10.24	12.64
Institutional 3 Class*		03/01/17	4.33	1.01	10.22	12.60
S&P 500 Index			6.15	2.92	10.11	13.45
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
Microsoft Corp.	5.6
Alphabet, Inc., Class C	4.3
Amazon.com, Inc.	4.1
Bank of America Corp.	2.9
Johnson & Johnson	2.8
Home Depot, Inc. (The)	2.8
JPMorgan Chase & Co.	2.6
MasterCard, Inc., Class A	2.6
Apple, Inc.	2.5
Walt Disney Co. (The)	2.4
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2019)
Common Stocks	98.3
Money Market Funds	1.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2019)
Communication Services	10.8
Consumer Discretionary	9.2
Consumer Staples	7.1
Energy	4.7
Financials	11.7
Health Care	12.6
Industrials	11.1
Information Technology	22.0
Materials	2.7
Real Estate	4.2
Utilities	3.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,041.80	1,021.00	4.08	4.04	0.80
Advisor Class	1,000.00	1,000.00	1,042.70	1,022.25	2.81	2.78	0.55
Class C	1,000.00	1,000.00	1,037.30	1,017.25	7.89	7.82	1.55
Institutional Class	1,000.00	1,000.00	1,042.50	1,022.25	2.81	2.78	0.55
Institutional 2 Class	1,000.00	1,000.00	1,043.50	1,022.65	2.40	2.38	0.47
Institutional 3 Class	1,000.00	1,000.00	1,043.30	1,022.90	2.15	2.12	0.42
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 10.6%
Entertainment 3.5%
Electronic Arts, Inc.(a)	90,066	8,437,383
Walt Disney Co. (The)	120,692	16,566,184
Total		25,003,567
Interactive Media & Services 4.2%
Alphabet, Inc., Class C(a)	24,893	29,575,373
Media 1.7%
Discovery, Inc., Class A(a)	301,078	8,309,753
DISH Network Corp., Class A(a)	105,883	3,553,433
Total		11,863,186
Wireless Telecommunication Services 1.2%
T-Mobile U.S.A., Inc.(a)	106,021	8,274,939
Total Communication Services		74,717,065
Consumer Discretionary 9.0%
Automobiles 1.4%
General Motors Co.	266,130	9,870,762
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.(a)	16,001	28,422,416
Chewy, Inc., Class A(a)	103,984	3,431,472
Total		31,853,888
Specialty Retail 2.8%
Home Depot, Inc. (The)	86,106	19,624,418
Textiles, Apparel & Luxury Goods 0.3%
Canada Goose Holdings, Inc.(a)	63,615	2,372,840
Total Consumer Discretionary		63,721,908
Consumer Staples 7.0%
Beverages 2.1%
PepsiCo, Inc.	110,009	15,041,531
Food Products 1.6%
Mondelez International, Inc., Class A	202,360	11,174,319
Household Products 1.9%
Kimberly-Clark Corp.	91,861	12,962,506
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.4%
Philip Morris International, Inc.	137,726	9,928,667
Total Consumer Staples		49,107,023
Energy 4.6%
Oil, Gas & Consumable Fuels 4.6%
ConocoPhillips Co.	159,310	8,312,796
EOG Resources, Inc.	90,961	6,748,397
Suncor Energy, Inc.	330,356	9,656,306
Valero Energy Corp.	102,126	7,688,045
Total		32,405,544
Total Energy		32,405,544
Financials 11.5%
Banks 8.0%
Bank of America Corp.	724,080	19,919,441
Citigroup, Inc.	221,785	14,271,865
JPMorgan Chase & Co.	165,411	18,172,052
Popular, Inc.	76,816	4,038,217
Total		56,401,575
Insurance 3.5%
Allstate Corp. (The)	136,547	13,981,047
Prudential Financial, Inc.	130,997	10,491,550
Total		24,472,597
Total Financials		80,874,172
Health Care 12.4%
Biotechnology 1.9%
Alexion Pharmaceuticals, Inc.(a)	49,028	4,940,061
BioMarin Pharmaceutical, Inc.(a)	53,460	4,012,708
Vertex Pharmaceuticals, Inc.(a)	26,655	4,798,433
Total		13,751,202
Health Care Equipment & Supplies 4.9%
Abbott Laboratories	134,520	11,477,246
Baxter International, Inc.	112,291	9,875,994
Medtronic PLC	122,080	13,171,211
Total		34,524,451
Health Care Providers & Services 1.3%
Cigna Corp.	58,801	9,053,590
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.3%
Allergan PLC	28,071	4,483,500
Bristol-Myers Squibb Co.	121,758	5,852,907
Johnson & Johnson	153,404	19,690,938
Total		30,027,345
Total Health Care		87,356,588
Industrials 10.9%
Aerospace & Defense 4.2%
L3 Harris Technologies, Inc.	47,747	10,094,193
Northrop Grumman Corp.	36,472	13,416,955
Spirit AeroSystems Holdings, Inc., Class A	72,049	5,807,149
Total		29,318,297
Airlines 1.5%
Delta Air Lines, Inc.	186,503	10,791,063
Building Products 1.1%
Masco Corp.	187,749	7,647,017
Machinery 1.1%
Ingersoll-Rand PLC	65,418	7,921,466
Road & Rail 3.0%
Norfolk Southern Corp.	50,865	8,853,053
Union Pacific Corp.	74,904	12,131,452
Total		20,984,505
Total Industrials		76,662,348
Information Technology 21.6%
Communications Equipment 2.1%
Cisco Systems, Inc.	315,345	14,761,299
IT Services 4.6%
International Business Machines Corp.	106,083	14,377,429
MasterCard, Inc., Class A	63,574	17,887,816
Total		32,265,245
Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc.	41,303	11,673,880
NVIDIA Corp.	40,775	6,830,220
NXP Semiconductors NV	91,452	9,340,908
Total		27,845,008
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.6%
Adobe, Inc.(a)	49,038	13,951,802
Microsoft Corp.	281,812	38,850,602
Palo Alto Networks, Inc.(a)	37,710	7,678,510
Total		60,480,914
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.(b)	82,727	17,268,434
Total Information Technology		152,620,900
Materials 2.7%
Chemicals 1.0%
Dow, Inc.	170,257	7,258,056
Metals & Mining 1.7%
Barrick Gold Corp.	419,545	8,130,782
Steel Dynamics, Inc.	135,947	3,670,569
Total		11,801,351
Total Materials		19,059,407
Real Estate 4.1%
Equity Real Estate Investment Trusts (REITS) 4.1%
American Tower Corp.	50,253	11,567,738
Equity LifeStyle Properties, Inc.	76,933	10,364,414
Host Hotels & Resorts, Inc.	430,255	6,901,290
Total		28,833,442
Total Real Estate		28,833,442
Utilities 3.8%
Electric Utilities 2.6%
American Electric Power Co., Inc.	107,892	9,834,356
Xcel Energy, Inc.	133,780	8,591,352
Total		18,425,708
Multi-Utilities 1.2%
Ameren Corp.	112,702	8,694,959
Total Utilities		27,120,667
Total Common Stocks (Cost $521,289,211)		692,479,064

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(c),(d)	12,112,701	12,111,490
Total Money Market Funds (Cost $12,111,490)		12,111,490
Total Investments in Securities (Cost: $533,400,701)		704,590,554
Other Assets & Liabilities, Net		815,395
Net Assets		705,405,949
At August 31, 2019, securities and/or cash totaling $772,338 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	68	09/2019	USD	9,944,320	137,751	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	12,897,378	83,524,857	(84,309,534)	12,112,701	(851)	—	180,555	12,111,490
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	74,717,065	—	—	74,717,065
Consumer Discretionary	63,721,908	—	—	63,721,908
Consumer Staples	49,107,023	—	—	49,107,023
Energy	32,405,544	—	—	32,405,544
Financials	80,874,172	—	—	80,874,172
Health Care	87,356,588	—	—	87,356,588
Industrials	76,662,348	—	—	76,662,348
Information Technology	152,620,900	—	—	152,620,900
Materials	19,059,407	—	—	19,059,407
Real Estate	28,833,442	—	—	28,833,442
Utilities	27,120,667	—	—	27,120,667
Total Common Stocks	692,479,064	—	—	692,479,064
Money Market Funds	12,111,490	—	—	12,111,490
Total Investments in Securities	704,590,554	—	—	704,590,554
Investments in Derivatives
Asset
Futures Contracts	137,751	—	—	137,751
Total	704,728,305	—	—	704,728,305
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $521,289,211)	$692,479,064
Affiliated issuers (cost $12,111,490)	12,111,490
Receivable for:
Capital shares sold	269,306
Dividends	1,182,624
Foreign tax reclaims	5,833
Expense reimbursement due from Investment Manager	7,350
Prepaid expenses	5,126
Other assets	14,223
Total assets	706,075,016
Liabilities
Payable for:
Capital shares purchased	432,124
Variation margin for futures contracts	6,460
Management services fees	14,609
Distribution and/or service fees	1,246
Transfer agent fees	37,534
Compensation of board members	143,595
Compensation of chief compliance officer	80
Other expenses	33,419
Total liabilities	669,067
Net assets applicable to outstanding capital stock	$705,405,949
Represented by
Paid in capital	518,615,285
Total distributable earnings (loss)	186,790,664
Total - representing net assets applicable to outstanding capital stock	$705,405,949
Class A
Net assets	$154,225,350
Shares outstanding	10,964,863
Net asset value per share	$14.07
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.93
Advisor Class
Net assets	$3,875,286
Shares outstanding	278,768
Net asset value per share	$13.90
Class C
Net assets	$7,049,609
Shares outstanding	551,915
Net asset value per share	$12.77
Institutional Class
Net assets	$164,478,199
Shares outstanding	11,780,645
Net asset value per share	$13.96
Institutional 2 Class
Net assets	$25,021,783
Shares outstanding	1,736,921
Net asset value per share	$14.41
Institutional 3 Class
Net assets	$350,755,722
Shares outstanding	25,503,865
Net asset value per share	$13.75
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,617,541
Dividends — affiliated issuers	180,555
Foreign taxes withheld	(41,772)
Total income	6,756,324
Expenses:
Management services fees	2,688,211
Distribution and/or service fees
Class A	196,364
Class C	37,100
Transfer agent fees
Class A	111,130
Advisor Class	2,514
Class C	5,247
Institutional Class	114,671
Institutional 2 Class	7,978
Institutional 3 Class	13,356
Compensation of board members	20,408
Custodian fees	4,300
Printing and postage fees	14,060
Registration fees	50,740
Audit fees	15,448
Legal fees	7,540
Compensation of chief compliance officer	74
Other	8,962
Total expenses	3,298,103
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,347,431)
Total net expenses	1,950,672
Net investment income	4,805,652
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	14,540,041
Investments — affiliated issuers	(851)
Foreign currency translations	901
Futures contracts	1,613,841
Options purchased	(144,155)
Net realized gain	16,009,777
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	9,784,163
Futures contracts	(950,721)
Net change in unrealized appreciation (depreciation)	8,833,442
Net realized and unrealized gain	24,843,219
Net increase in net assets resulting from operations	$29,648,871
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations
Net investment income	$4,805,652	$8,768,891
Net realized gain	16,009,777	45,818,322
Net change in unrealized appreciation (depreciation)	8,833,442	(28,265,706)
Net increase in net assets resulting from operations	29,648,871	26,321,507
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,053,958)	(13,958,703)
Advisor Class	(122,330)	(139,047)
Class C	(239,773)	(716,858)
Institutional Class	(5,376,929)	(15,805,690)
Institutional 2 Class	(771,897)	(421,522)
Institutional 3 Class	(12,049,260)	(32,264,321)
Class T		(258)
Total distributions to shareholders	(23,614,147)	(63,306,399)
Increase in net assets from capital stock activity	18,459,287	48,484,123
Total increase in net assets	24,494,011	11,499,231
Net assets at beginning of period	680,911,938	669,412,707
Net assets at end of period	$705,405,949	$680,911,938
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	586,022	8,359,578	1,722,849	24,297,972
Distributions reinvested	123,209	1,739,709	327,491	4,539,237
Redemptions	(617,281)	(8,797,649)	(1,267,527)	(18,043,220)
Net increase	91,950	1,301,638	782,813	10,793,989
Advisor Class
Subscriptions	65,737	929,037	362,240	5,115,795
Distributions reinvested	8,763	122,243	10,342	138,788
Redemptions	(23,747)	(332,478)	(160,927)	(2,350,125)
Net increase	50,753	718,802	211,655	2,904,458
Class C
Subscriptions	71,588	933,469	238,221	2,999,930
Distributions reinvested	16,366	210,305	50,872	648,448
Redemptions	(146,778)	(1,909,907)	(279,518)	(3,687,068)
Net increase (decrease)	(58,824)	(766,133)	9,575	(38,690)
Institutional Class
Subscriptions	1,207,510	16,871,532	1,060,395	14,613,282
Distributions reinvested	274,496	3,845,687	751,916	10,340,006
Redemptions	(1,120,864)	(15,920,768)	(1,977,365)	(27,630,441)
Net increase (decrease)	361,142	4,796,451	(165,054)	(2,677,153)
Institutional 2 Class
Subscriptions	394,632	5,820,708	1,215,011	16,522,712
Distributions reinvested	53,375	771,808	29,817	421,257
Redemptions	(75,879)	(1,099,172)	(593,073)	(8,837,909)
Net increase	372,128	5,493,344	651,755	8,106,060
Institutional 3 Class
Subscriptions	1,701,219	23,863,125	5,053,174	72,022,667
Distributions reinvested	754,209	10,408,088	2,236,881	30,308,418
Redemptions	(1,943,494)	(27,356,028)	(5,060,529)	(72,933,175)
Net increase	511,934	6,915,185	2,229,526	29,397,910
Class T
Redemptions	—	—	(189)	(2,451)
Net decrease	—	—	(189)	(2,451)
Total net increase	1,329,083	18,459,287	3,720,081	48,484,123
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$13.95	0.08	0.50	0.58	(0.02)	(0.44)	(0.46)
Year Ended 2/28/2019	$14.82	0.16	0.33	0.49	(0.14)	(1.22)	(1.36)
Year Ended 2/28/2018	$13.16	0.09	2.36	2.45	(0.08)	(0.71)	(0.79)
Year Ended 2/28/2017	$10.85	0.12	2.43	2.55	(0.12)	(0.12)	(0.24)
Year Ended 2/29/2016	$12.86	0.05	(0.62)	(0.57)	(0.20)	(1.24)	(1.44)
Year Ended 2/28/2015	$13.10	0.23	1.53	1.76	(0.10)	(1.90)	(2.00)
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$13.78	0.10	0.49	0.59	(0.03)	(0.44)	(0.47)
Year Ended 2/28/2019	$14.66	0.20	0.33	0.53	(0.19)	(1.22)	(1.41)
Year Ended 2/28/2018(g)	$13.61	0.11	1.63	1.74	(0.10)	(0.59)	(0.69)
Class C
Six Months Ended 8/31/2019 (Unaudited)	$12.74	0.02	0.46	0.48	(0.01)	(0.44)	(0.45)
Year Ended 2/28/2019	$13.64	0.05	0.31	0.36	(0.04)	(1.22)	(1.26)
Year Ended 2/28/2018	$12.18	(0.02)	2.19	2.17	—	(0.71)	(0.71)
Year Ended 2/28/2017	$10.07	0.03	2.24	2.27	(0.04)	(0.12)	(0.16)
Year Ended 2/29/2016	$12.04	(0.04)	(0.57)	(0.61)	(0.12)	(1.24)	(1.36)
Year Ended 2/28/2015	$12.39	0.14	1.42	1.56	(0.01)	(1.90)	(1.91)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$13.84	0.10	0.49	0.59	(0.03)	(0.44)	(0.47)
Year Ended 2/28/2019	$14.71	0.19	0.34	0.53	(0.18)	(1.22)	(1.40)
Year Ended 2/28/2018	$13.06	0.12	2.35	2.47	(0.11)	(0.71)	(0.82)
Year Ended 2/28/2017	$10.78	0.15	2.40	2.55	(0.15)	(0.12)	(0.27)
Year Ended 2/29/2016	$12.78	0.07	(0.60)	(0.53)	(0.23)	(1.24)	(1.47)
Year Ended 2/28/2015	$13.03	0.25	1.53	1.78	(0.13)	(1.90)	(2.03)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$14.26	0.11	0.51	0.62	(0.03)	(0.44)	(0.47)
Year Ended 2/28/2019	$15.11	0.22	0.34	0.56	(0.19)	(1.22)	(1.41)
Year Ended 2/28/2018	$13.41	0.13	2.40	2.53	(0.12)	(0.71)	(0.83)
Year Ended 2/28/2017	$11.05	0.15	2.49	2.64	(0.16)	(0.12)	(0.28)
Year Ended 2/29/2016	$13.07	0.06	(0.60)	(0.54)	(0.24)	(1.24)	(1.48)
Year Ended 2/28/2015	$13.28	0.39	1.44	1.83	(0.14)	(1.90)	(2.04)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	—	$14.07	4.18%	1.18% (c)	0.80% (c)	1.10% (c)	22%	$154,225
Year Ended 2/28/2019	—	$13.95	3.61%	1.19%	0.80% (d)	1.10%	62%	$151,703
Year Ended 2/28/2018	—	$14.82	18.87%	1.19%	1.13% (d)	0.61%	45%	$149,489
Year Ended 2/28/2017	—	$13.16	23.66%	1.22%	1.17% (d)	0.98%	67%	$136,584
Year Ended 2/29/2016	0.00 (e)	$10.85	(5.38%) (f)	1.25%	1.18% (d)	0.41%	102%	$119,928
Year Ended 2/28/2015	—	$12.86	14.26%	1.25%	1.18% (d)	1.79%	150%	$139,311
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	—	$13.90	4.27%	0.93% (c)	0.55% (c)	1.36% (c)	22%	$3,875
Year Ended 2/28/2019	—	$13.78	3.88%	0.94%	0.55% (d)	1.45%	62%	$3,143
Year Ended 2/28/2018(g)	—	$14.66	12.96%	0.97% (c)	0.69% (c),(d)	1.17% (c)	45%	$240
Class C
Six Months Ended 8/31/2019 (Unaudited)	—	$12.77	3.73%	1.94% (c)	1.55% (c)	0.35% (c)	22%	$7,050
Year Ended 2/28/2019	—	$12.74	2.85%	1.94%	1.55% (d)	0.34%	62%	$7,783
Year Ended 2/28/2018	—	$13.64	18.03%	1.94%	1.87% (d)	(0.15%)	45%	$8,199
Year Ended 2/28/2017	—	$12.18	22.66%	1.97%	1.92% (d)	0.23%	67%	$5,692
Year Ended 2/29/2016	0.00 (e)	$10.07	(6.05%) (f)	2.00%	1.93% (d)	(0.35%)	102%	$4,739
Year Ended 2/28/2015	—	$12.04	13.38%	2.00%	1.93% (d)	1.16%	150%	$5,772
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	—	$13.96	4.25%	0.93% (c)	0.55% (c)	1.35% (c)	22%	$164,478
Year Ended 2/28/2019	—	$13.84	3.90%	0.94%	0.55% (d)	1.34%	62%	$158,057
Year Ended 2/28/2018	—	$14.71	19.21%	0.94%	0.88% (d)	0.86%	45%	$170,394
Year Ended 2/28/2017	—	$13.06	23.83%	0.97%	0.92% (d)	1.23%	67%	$159,193
Year Ended 2/29/2016	0.00 (e)	$10.78	(5.09%) (f)	1.00%	0.93% (d)	0.55%	102%	$149,765
Year Ended 2/28/2015	—	$12.78	14.54%	1.00%	0.93% (d)	1.92%	150%	$209,909
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	—	$14.41	4.35%	0.86% (c)	0.47% (c)	1.45% (c)	22%	$25,022
Year Ended 2/28/2019	—	$14.26	4.01%	0.84%	0.46%	1.53%	62%	$19,466
Year Ended 2/28/2018	—	$15.11	19.15%	0.86%	0.80%	0.90%	45%	$10,777
Year Ended 2/28/2017	—	$13.41	24.09%	0.86%	0.83%	1.21%	67%	$269
Year Ended 2/29/2016	0.00 (e)	$11.05	(5.05%) (f)	0.86%	0.84%	0.47%	102%	$153
Year Ended 2/28/2015	—	$13.07	14.67%	0.86%	0.85%	2.98%	150%	$143
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$13.63	0.10	0.49	0.59	(0.03)	(0.44)	(0.47)
Year Ended 2/28/2019	$14.51	0.21	0.33	0.54	(0.20)	(1.22)	(1.42)
Year Ended 2/28/2018(h)	$13.08	0.14	2.13	2.27	(0.13)	(0.71)	(0.84)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.
(g)	Advisor Class shares commenced operations on July 5, 2017. Per share data and total return reflect activity from that date.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	—	$13.75	4.33%	0.80% (c)	0.42% (c)	1.48% (c)	22%	$350,756
Year Ended 2/28/2019	—	$13.63	4.02%	0.80%	0.43%	1.48%	62%	$340,760
Year Ended 2/28/2018(h)	—	$14.51	17.63%	0.81%	0.76%	0.98%	45%	$330,311
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	17

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
18	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
20	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	137,751*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	1,613,841	(144,155)	1,469,686

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(950,721)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	13,436,405

Derivative instrument	Average value ($)**
Options contracts — purchased	1,585

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2019.
**	Based on the ending daily outstanding amounts for the six months ended August 31, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
22	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended August 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2019 was 0.76% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
24	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
For the six months ended August 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.07
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSC), received by the Distributor for distributing Fund shares for the six months ended August 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	105,939
Class C	—	1.00 (b)	2,068

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2019 through June 30, 2020	Prior to July 1, 2019
Class A	0.80%	0.80%
Advisor Class	0.55	0.55
Class C	1.55	1.55
Institutional Class	0.55	0.55
Institutional 2 Class	0.46	0.49
Institutional 3 Class	0.42	0.43
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
533,401,000	190,759,000	(19,432,000)	171,327,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2019 as arising on March 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
—	3,493,372
26	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $150,556,310 and $149,324,707, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2019.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Note 9. Significant risks
Shareholder concentration risk
At August 31, 2019, one unaffiliated shareholder of record owned 27.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 47.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	29

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
30	Columbia Select Large Cap Equity Fund | Semiannual Report 2019

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2019	31

Columbia Select Large Cap Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR172_02_J01_(10/19)

SemiAnnual Report
August 31, 2019
Columbia Large Cap Enhanced Core Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Large Cap Enhanced Core Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Enhanced Core Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500 Index.
Portfolio management
Brian Condon, CFA
Co-Portfolio Manager
Managed Fund since 2009
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/96	0.72	-2.83	8.45	12.92
Advisor Class*	07/01/15	0.82	-2.60	8.67	13.03
Institutional Class	07/31/96	0.81	-2.62	8.72	13.20
Institutional 2 Class*	06/25/14	0.86	-2.50	8.83	13.13
Institutional 3 Class	07/15/09	0.90	-2.44	8.86	13.36
Class R	01/23/06	0.55	-3.10	8.17	12.64
S&P 500 Index		6.15	2.92	10.11	13.45
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
Microsoft Corp.	4.5
Alphabet, Inc., Class A	3.7
Apple, Inc.	3.2
Amazon.com, Inc.	2.6
Facebook, Inc., Class A	2.6
Johnson & Johnson	2.1
Visa, Inc., Class A	2.0
MasterCard, Inc., Class A	1.8
Verizon Communications, Inc.	1.7
Merck & Co., Inc.	1.7
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2019)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2019)
Communication Services	11.0
Consumer Discretionary	10.4
Consumer Staples	7.7
Energy	4.3
Financials	12.4
Health Care	14.2
Industrials	9.3
Information Technology	22.5
Materials	2.3
Real Estate	2.8
Utilities	3.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,007.20	1,020.60	4.42	4.45	0.88
Advisor Class	1,000.00	1,000.00	1,008.20	1,021.85	3.16	3.18	0.63
Institutional Class	1,000.00	1,000.00	1,008.10	1,021.85	3.16	3.18	0.63
Institutional 2 Class	1,000.00	1,000.00	1,008.60	1,022.30	2.71	2.73	0.54
Institutional 3 Class	1,000.00	1,000.00	1,009.00	1,022.55	2.46	2.48	0.49
Class R	1,000.00	1,000.00	1,005.50	1,019.35	5.67	5.70	1.13
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 10.9%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	77,900	2,746,754
Verizon Communications, Inc.	150,100	8,729,816
Total		11,476,570
Entertainment 1.0%
Electronic Arts, Inc.(a)	41,800	3,915,824
Walt Disney Co. (The)	11,700	1,605,942
Total		5,521,766
Interactive Media & Services 6.2%
Alphabet, Inc., Class A(a)	16,255	19,352,065
Facebook, Inc., Class A(a)	72,700	13,498,209
Total		32,850,274
Media 1.5%
Comcast Corp., Class A	181,000	8,011,060
Total Communication Services		57,859,670
Consumer Discretionary 10.3%
Diversified Consumer Services 0.3%
H&R Block, Inc.	72,900	1,765,638
Hotels, Restaurants & Leisure 1.3%
Hilton Worldwide Holdings, Inc.	5,400	498,798
Starbucks Corp.	64,500	6,228,120
Total		6,726,918
Household Durables 1.4%
Garmin Ltd.	42,900	3,499,353
PulteGroup, Inc.	118,000	3,988,400
Total		7,487,753
Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc.(a)	7,790	13,837,299
eBay, Inc.	104,800	4,222,392
Expedia Group, Inc.	30,200	3,929,020
Total		21,988,711
Specialty Retail 1.4%
AutoZone, Inc.(a)	2,725	3,002,105
Home Depot, Inc. (The)	19,100	4,353,081
Total		7,355,186
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.7%
Nike, Inc., Class B	68,400	5,779,800
Under Armour, Inc., Class A(a)	187,200	3,483,792
Total		9,263,592
Total Consumer Discretionary		54,587,798
Consumer Staples 7.6%
Beverages 0.7%
Coca-Cola Co. (The)	15,600	858,624
PepsiCo, Inc.	18,500	2,529,505
Total		3,388,129
Food & Staples Retailing 2.1%
Walgreens Boots Alliance, Inc.	80,800	4,136,152
Walmart, Inc.	62,200	7,106,972
Total		11,243,124
Food Products 0.9%
General Mills, Inc.	78,300	4,212,540
Mondelez International, Inc., Class A	13,800	762,036
Total		4,974,576
Household Products 2.0%
Kimberly-Clark Corp.	34,700	4,896,517
Procter & Gamble Co. (The)	46,300	5,566,649
Total		10,463,166
Tobacco 1.9%
Altria Group, Inc.	109,000	4,767,660
Philip Morris International, Inc.	76,300	5,500,467
Total		10,268,127
Total Consumer Staples		40,337,122
Energy 4.2%
Oil, Gas & Consumable Fuels 4.2%
Chevron Corp.	69,400	8,169,768
ConocoPhillips Co.	90,500	4,722,290
Exxon Mobil Corp.	41,900	2,869,312
HollyFrontier Corp.	63,400	2,812,424
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marathon Oil Corp.	255,200	3,021,568
Valero Energy Corp.	10,400	782,912
Total		22,378,274
Total Energy		22,378,274
Financials 12.3%
Banks 4.4%
Bank of America Corp.	242,800	6,679,428
Citigroup, Inc.	104,500	6,724,575
Citizens Financial Group, Inc.	114,800	3,873,352
Comerica, Inc.	21,000	1,294,650
JPMorgan Chase & Co.	39,700	4,361,442
Wells Fargo & Co.	11,400	530,898
Total		23,464,345
Capital Markets 2.4%
Bank of New York Mellon Corp. (The)	93,600	3,936,816
Franklin Resources, Inc.	109,700	2,882,916
Intercontinental Exchange, Inc.	53,000	4,954,440
Morgan Stanley	23,300	966,717
Total		12,740,889
Consumer Finance 1.5%
Capital One Financial Corp.	50,600	4,382,972
Synchrony Financial	113,500	3,637,675
Total		8,020,647
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B(a)	25,000	5,085,250
Insurance 3.0%
Marsh & McLennan Companies, Inc.	9,700	968,933
MetLife, Inc.	93,600	4,146,480
Principal Financial Group, Inc.	22,400	1,192,128
Prudential Financial, Inc.	44,200	3,539,978
Unum Group	131,500	3,341,415
Willis Towers Watson PLC	12,300	2,435,031
Total		15,623,965
Total Financials		64,935,096
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.1%
Biotechnology 2.1%
AbbVie, Inc.	41,500	2,728,210
Alexion Pharmaceuticals, Inc.(a)	20,700	2,085,732
Amgen, Inc.	3,000	625,860
Gilead Sciences, Inc.	19,900	1,264,446
Regeneron Pharmaceuticals, Inc.(a)	3,150	913,658
Vertex Pharmaceuticals, Inc.(a)	18,500	3,330,370
Total		10,948,276
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	63,000	5,375,160
Baxter International, Inc.	51,700	4,547,015
Dentsply Sirona, Inc.	70,000	3,650,500
Hologic, Inc.(a)	72,900	3,599,073
Total		17,171,748
Health Care Providers & Services 2.3%
AmerisourceBergen Corp.	31,400	2,583,278
Cardinal Health, Inc.	80,300	3,463,339
Centene Corp.(a)	11,100	517,482
McKesson Corp.	29,300	4,051,311
UnitedHealth Group, Inc.	6,400	1,497,600
Total		12,113,010
Life Sciences Tools & Services 0.4%
IQVIA Holdings, Inc.(a)	12,400	1,923,860
Pharmaceuticals 6.1%
Allergan PLC	13,900	2,220,108
Bristol-Myers Squibb Co.	111,900	5,379,033
Eli Lilly & Co.	15,200	1,717,144
Johnson & Johnson	84,100	10,795,076
Merck & Co., Inc.	100,700	8,707,529
Perrigo Co. PLC	44,600	2,086,388
Pfizer, Inc.	41,300	1,468,215
Total		32,373,493
Total Health Care		74,530,387

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 9.2%
Aerospace & Defense 1.2%
Boeing Co. (The)	1,350	491,522
L3 Harris Technologies, Inc.	9,600	2,029,536
Lockheed Martin Corp.	9,450	3,629,839
Total		6,150,897
Airlines 0.7%
Southwest Airlines Co.	75,600	3,955,392
Building Products 0.5%
Masco Corp.	69,100	2,814,443
Electrical Equipment 0.8%
Eaton Corp. PLC	51,400	4,149,008
Industrial Conglomerates 1.7%
3M Co.	33,000	5,336,760
Honeywell International, Inc.	23,500	3,868,570
Total		9,205,330
Machinery 2.3%
Cummins, Inc.	24,700	3,686,969
Illinois Tool Works, Inc.	30,200	4,525,772
Parker-Hannifin Corp.	22,500	3,729,825
Total		11,942,566
Professional Services 0.3%
Robert Half International, Inc.	27,200	1,454,384
Road & Rail 1.7%
CSX Corp.	68,800	4,610,976
Union Pacific Corp.	28,800	4,664,448
Total		9,275,424
Total Industrials		48,947,444
Information Technology 22.3%
Communications Equipment 2.0%
Cisco Systems, Inc.	159,300	7,456,833
F5 Networks, Inc.(a)	23,300	2,999,409
Total		10,456,242
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.7%
MasterCard, Inc., Class A	33,400	9,397,758
PayPal Holdings, Inc.(a)	55,800	6,084,990
VeriSign, Inc.(a)	19,900	4,056,615
Visa, Inc., Class A	58,400	10,559,888
Total		30,099,251
Semiconductors & Semiconductor Equipment 3.2%
Broadcom, Inc.	21,900	6,189,816
Intel Corp.	23,300	1,104,653
Lam Research Corp.	21,300	4,483,863
Qorvo, Inc.(a)	50,000	3,571,500
Texas Instruments, Inc.	11,000	1,361,250
Total		16,711,082
Software 7.5%
Adobe, Inc.(a)	23,700	6,742,887
Fortinet, Inc.(a)	49,200	3,895,656
Intuit, Inc.	19,800	5,709,528
Microsoft Corp.(b)	171,300	23,615,418
Total		39,963,489
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	80,975	16,902,721
HP, Inc.	210,900	3,857,361
Total		20,760,082
Total Information Technology		117,990,146
Materials 2.3%
Chemicals 1.4%
Celanese Corp., Class A	36,300	4,115,331
LyondellBasell Industries NV, Class A	45,400	3,513,052
Total		7,628,383
Containers & Packaging 0.2%
Sealed Air Corp.	25,000	995,500
Metals & Mining 0.7%
Nucor Corp.	69,300	3,394,314
Total Materials		12,018,197

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
American Tower Corp.	26,800	6,169,092
Kimco Realty Corp.	43,700	803,206
SBA Communications Corp.	13,800	3,621,534
Simon Property Group, Inc.	26,500	3,946,910
Total		14,540,742
Total Real Estate		14,540,742
Utilities 3.1%
Electric Utilities 2.4%
American Electric Power Co., Inc.	48,500	4,420,775
Exelon Corp.	99,500	4,702,370
Pinnacle West Capital Corp.	36,900	3,516,939
Total		12,640,084
Independent Power and Renewable Electricity Producers 0.6%
AES Corp. (The)	220,000	3,372,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.1%
Ameren Corp.	5,300	408,895
Total Utilities		16,421,579
Total Common Stocks (Cost $418,093,217)		524,546,455

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(c),(d)	4,588,956	4,588,497
Total Money Market Funds (Cost $4,588,497)		4,588,497
Total Investments in Securities (Cost: $422,681,714)		529,134,952
Other Assets & Liabilities, Net		791,897
Net Assets		529,926,849

At August 31, 2019, securities and/or cash totaling $454,938 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	40	09/2019	USD	5,849,600	75,153	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	19,546,020	65,725,462	(80,682,526)	4,588,956	(98)	—	136,798	4,588,497
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	57,859,670	—	—	57,859,670
Consumer Discretionary	54,587,798	—	—	54,587,798
Consumer Staples	40,337,122	—	—	40,337,122
Energy	22,378,274	—	—	22,378,274
Financials	64,935,096	—	—	64,935,096
Health Care	74,530,387	—	—	74,530,387
Industrials	48,947,444	—	—	48,947,444
Information Technology	117,990,146	—	—	117,990,146
Materials	12,018,197	—	—	12,018,197
Real Estate	14,540,742	—	—	14,540,742
Utilities	16,421,579	—	—	16,421,579
Total Common Stocks	524,546,455	—	—	524,546,455
Money Market Funds	4,588,497	—	—	4,588,497
Total Investments in Securities	529,134,952	—	—	529,134,952
Investments in Derivatives
Asset
Futures Contracts	75,153	—	—	75,153
Total	529,210,105	—	—	529,210,105
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $418,093,217)	$524,546,455
Affiliated issuers (cost $4,588,497)	4,588,497
Receivable for:
Capital shares sold	317,541
Dividends	999,376
Foreign tax reclaims	4,656
Variation margin for futures contracts	1,640
Expense reimbursement due from Investment Manager	4,543
Prepaid expenses	4,563
Other assets	5,610
Total assets	530,472,881
Liabilities
Payable for:
Capital shares purchased	318,338
Variation margin for futures contracts	3,990
Management services fees	10,842
Distribution and/or service fees	1,162
Transfer agent fees	65,936
Compensation of board members	112,303
Compensation of chief compliance officer	62
Other expenses	33,399
Total liabilities	546,032
Net assets applicable to outstanding capital stock	$529,926,849
Represented by
Paid in capital	418,249,058
Total distributable earnings (loss)	111,677,791
Total - representing net assets applicable to outstanding capital stock	$529,926,849
Class A
Net assets	$65,459,040
Shares outstanding	2,808,435
Net asset value per share	$23.31
Advisor Class
Net assets	$12,093,890
Shares outstanding	524,800
Net asset value per share	$23.04
Institutional Class
Net assets	$288,525,061
Shares outstanding	12,392,097
Net asset value per share	$23.28
Institutional 2 Class
Net assets	$26,541,584
Shares outstanding	1,144,499
Net asset value per share	$23.19
Institutional 3 Class
Net assets	$85,120,723
Shares outstanding	3,653,163
Net asset value per share	$23.30
Class R
Net assets	$52,186,551
Shares outstanding	2,246,154
Net asset value per share	$23.23
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,578,714
Dividends — affiliated issuers	136,798
Total income	5,715,512
Expenses:
Management services fees	2,049,221
Distribution and/or service fees
Class A	88,189
Class R	137,086
Transfer agent fees
Class A	52,735
Advisor Class	8,138
Institutional Class	235,705
Institutional 2 Class	8,279
Institutional 3 Class	3,443
Class R	40,978
Compensation of board members	17,074
Custodian fees	8,460
Printing and postage fees	13,622
Registration fees	56,697
Audit fees	16,391
Legal fees	6,803
Compensation of chief compliance officer	57
Other	7,331
Total expenses	2,750,209
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(860,094)
Total net expenses	1,890,115
Net investment income	3,825,397
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,691,227
Investments — affiliated issuers	(98)
Futures contracts	825,620
Net realized gain	9,516,749
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(6,772,621)
Futures contracts	(938,817)
Net change in unrealized appreciation (depreciation)	(7,711,438)
Net realized and unrealized gain	1,805,311
Net increase in net assets resulting from operations	$5,630,708
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations
Net investment income	$3,825,397	$5,789,214
Net realized gain	9,516,749	27,051,754
Net change in unrealized appreciation (depreciation)	(7,711,438)	(7,673,370)
Net increase in net assets resulting from operations	5,630,708	25,167,598
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,077,127)	(6,770,212)
Advisor Class	(196,386)	(433,283)
Institutional Class	(5,035,194)	(27,350,744)
Institutional 2 Class	(460,796)	(1,476,257)
Institutional 3 Class	(1,312,800)	(4,260,470)
Class R	(877,749)	(4,770,255)
Total distributions to shareholders	(8,960,052)	(45,061,221)
Increase (decrease) in net assets from capital stock activity	(12,219,203)	165,302,223
Total increase (decrease) in net assets	(15,548,547)	145,408,600
Net assets at beginning of period	545,475,396	400,066,796
Net assets at end of period	$529,926,849	$545,475,396
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	267,249	6,363,051	1,222,867	28,928,382
Distributions reinvested	38,160	899,819	241,051	5,644,252
Redemptions	(706,643)	(17,065,953)	(662,483)	(15,851,999)
Net increase (decrease)	(401,234)	(9,803,083)	801,435	18,720,635
Advisor Class
Subscriptions	356,938	8,362,776	309,941	7,487,315
Distributions reinvested	8,427	196,341	19,095	432,974
Redemptions	(65,373)	(1,532,843)	(130,912)	(2,830,909)
Net increase	299,992	7,026,274	198,124	5,089,380
Institutional Class
Subscriptions	688,938	16,351,556	6,180,535	140,039,331
Distributions reinvested	112,301	2,643,553	451,353	10,534,985
Redemptions	(2,453,626)	(58,069,187)	(2,996,785)	(69,994,395)
Net increase (decrease)	(1,652,387)	(39,074,078)	3,635,103	80,579,921
Institutional 2 Class
Subscriptions	144,703	3,417,298	831,351	18,729,881
Distributions reinvested	19,656	460,748	63,602	1,475,923
Redemptions	(147,589)	(3,491,683)	(227,104)	(5,194,636)
Net increase	16,770	386,363	667,849	15,011,168
Institutional 3 Class
Subscriptions	2,069,126	48,608,591	3,355,471	79,354,896
Distributions reinvested	55,607	1,309,552	183,442	4,255,865
Redemptions	(844,658)	(20,275,795)	(2,289,680)	(55,563,737)
Net increase	1,280,075	29,642,348	1,249,233	28,047,024
Class R
Subscriptions	410,452	9,727,108	1,262,838	30,559,259
Distributions reinvested	28,385	667,321	136,826	3,180,125
Redemptions	(455,785)	(10,791,456)	(661,854)	(15,885,289)
Net increase (decrease)	(16,948)	(397,027)	737,810	17,854,095
Total net increase (decrease)	(473,732)	(12,219,203)	7,289,554	165,302,223
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

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Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$23.52	0.14	0.03	0.17	—	(0.38)	(0.38)
Year Ended 2/28/2019	$25.12	0.28	0.69	0.97	(0.24)	(2.33)	(2.57)
Year Ended 2/28/2018	$23.81	0.32	4.16	4.48	(0.32)	(2.85)	(3.17)
Year Ended 2/28/2017	$19.69	0.29	4.14	4.43	(0.31)	—	(0.31)
Year Ended 2/29/2016	$22.05	0.27	(2.20)	(1.93)	(0.43)	—	(0.43)
Year Ended 2/28/2015	$18.77	0.51	2.97	3.48	(0.20)	—	(0.20)
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$23.23	0.17	0.02	0.19	—	(0.38)	(0.38)
Year Ended 2/28/2019	$24.85	0.36	0.65	1.01	(0.30)	(2.33)	(2.63)
Year Ended 2/28/2018	$23.58	0.37	4.13	4.50	(0.38)	(2.85)	(3.23)
Year Ended 2/28/2017	$19.49	0.36	4.09	4.45	(0.36)	—	(0.36)
Year Ended 2/29/2016(e)	$21.32	0.20	(1.74)	(1.54)	(0.29)	—	(0.29)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$23.47	0.17	0.02	0.19	—	(0.38)	(0.38)
Year Ended 2/28/2019	$25.07	0.34	0.69	1.03	(0.30)	(2.33)	(2.63)
Year Ended 2/28/2018	$23.77	0.38	4.15	4.53	(0.38)	(2.85)	(3.23)
Year Ended 2/28/2017	$19.65	0.34	4.14	4.48	(0.36)	—	(0.36)
Year Ended 2/29/2016	$22.01	0.34	(2.22)	(1.88)	(0.48)	—	(0.48)
Year Ended 2/28/2015	$18.73	0.47	3.06	3.53	(0.25)	—	(0.25)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$23.37	0.18	0.02	0.20	—	(0.38)	(0.38)
Year Ended 2/28/2019	$24.98	0.37	0.68	1.05	(0.33)	(2.33)	(2.66)
Year Ended 2/28/2018	$23.69	0.40	4.14	4.54	(0.40)	(2.85)	(3.25)
Year Ended 2/28/2017	$19.58	0.36	4.13	4.49	(0.38)	—	(0.38)
Year Ended 2/29/2016	$21.93	0.37	(2.22)	(1.85)	(0.50)	—	(0.50)
Year Ended 2/28/2015(f)	$19.88	0.62	1.66	2.28	(0.23)	—	(0.23)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$23.47	0.20	0.01	0.21	—	(0.38)	(0.38)
Year Ended 2/28/2019	$25.07	0.38	0.69	1.07	(0.34)	(2.33)	(2.67)
Year Ended 2/28/2018	$23.77	0.44	4.13	4.57	(0.42)	(2.85)	(3.27)
Year Ended 2/28/2017	$19.65	0.37	4.14	4.51	(0.39)	—	(0.39)
Year Ended 2/29/2016	$22.01	0.38	(2.23)	(1.85)	(0.51)	—	(0.51)
Year Ended 2/28/2015	$18.73	0.46	3.10	3.56	(0.28)	—	(0.28)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	$23.31	0.72%	1.19% (c)	0.88% (c)	1.18% (c)	44%	$65,459
Year Ended 2/28/2019	$23.52	4.14%	1.21%	0.89%	1.17%	99%	$75,497
Year Ended 2/28/2018	$25.12	19.81%	1.23%	0.89%	1.31%	70%	$60,502
Year Ended 2/28/2017	$23.81	22.62%	1.24%	0.89% (d)	1.32%	79%	$79,005
Year Ended 2/29/2016	$19.69	(8.94%)	1.25%	0.90%	1.27%	89%	$75,126
Year Ended 2/28/2015	$22.05	18.60%	1.27%	0.90% (d)	2.51%	91%	$85,261
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$23.04	0.82%	0.95% (c)	0.63% (c)	1.49% (c)	44%	$12,094
Year Ended 2/28/2019	$23.23	4.38%	0.96%	0.64%	1.53%	99%	$5,222
Year Ended 2/28/2018	$24.85	20.12%	0.98%	0.64%	1.48%	70%	$663
Year Ended 2/28/2017	$23.58	22.98%	0.99%	0.64% (d)	1.64%	79%	$260
Year Ended 2/29/2016(e)	$19.49	(7.31%)	1.01% (c)	0.65% (c)	1.49% (c)	89%	$120
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$23.28	0.81%	0.94% (c)	0.63% (c)	1.44% (c)	44%	$288,525
Year Ended 2/28/2019	$23.47	4.42%	0.96%	0.64%	1.41%	99%	$329,587
Year Ended 2/28/2018	$25.07	20.08%	0.98%	0.64%	1.56%	70%	$260,985
Year Ended 2/28/2017	$23.77	22.94%	0.99%	0.64% (d)	1.57%	79%	$256,195
Year Ended 2/29/2016	$19.65	(8.73%)	1.00%	0.65%	1.61%	89%	$299,136
Year Ended 2/28/2015	$22.01	18.92%	1.02%	0.65% (d)	2.32%	91%	$330,450
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$23.19	0.86%	0.85% (c)	0.54% (c)	1.54% (c)	44%	$26,542
Year Ended 2/28/2019	$23.37	4.50%	0.87%	0.54%	1.56%	99%	$26,349
Year Ended 2/28/2018	$24.98	20.20%	0.87%	0.55%	1.63%	70%	$11,486
Year Ended 2/28/2017	$23.69	23.08%	0.86%	0.56%	1.66%	79%	$7,078
Year Ended 2/29/2016	$19.58	(8.62%)	0.84%	0.55%	1.78%	89%	$2,969
Year Ended 2/28/2015(f)	$21.93	11.49%	0.88% (c)	0.55% (c)	4.41% (c)	91%	$424
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$23.30	0.90%	0.80% (c)	0.49% (c)	1.67% (c)	44%	$85,121
Year Ended 2/28/2019	$23.47	4.58%	0.81%	0.49%	1.61%	99%	$55,689
Year Ended 2/28/2018	$25.07	20.24%	0.82%	0.50%	1.77%	70%	$28,180
Year Ended 2/28/2017	$23.77	23.11%	0.81%	0.51%	1.71%	79%	$5,016
Year Ended 2/29/2016	$19.65	(8.59%)	0.80%	0.50%	1.79%	89%	$2,520
Year Ended 2/28/2015	$22.01	19.08%	0.81%	0.50%	2.30%	91%	$3,511
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 8/31/2019 (Unaudited)	$23.48	0.11	0.02	0.13	—	(0.38)	(0.38)
Year Ended 2/28/2019	$25.08	0.22	0.69	0.91	(0.18)	(2.33)	(2.51)
Year Ended 2/28/2018	$23.78	0.26	4.15	4.41	(0.26)	(2.85)	(3.11)
Year Ended 2/28/2017	$19.66	0.23	4.15	4.38	(0.26)	—	(0.26)
Year Ended 2/29/2016	$22.02	0.25	(2.24)	(1.99)	(0.37)	—	(0.37)
Year Ended 2/28/2015	$18.75	0.43	2.99	3.42	(0.15)	—	(0.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Advisor Class shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(f)	Institutional 2 Class shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 8/31/2019 (Unaudited)	$23.23	0.55%	1.45% (c)	1.13% (c)	0.95% (c)	44%	$52,187
Year Ended 2/28/2019	$23.48	3.88%	1.46%	1.14%	0.93%	99%	$53,131
Year Ended 2/28/2018	$25.08	19.51%	1.48%	1.14%	1.06%	70%	$38,251
Year Ended 2/28/2017	$23.78	22.36%	1.49%	1.14% (d)	1.08%	79%	$37,996
Year Ended 2/29/2016	$19.66	(9.18%)	1.51%	1.15%	1.20%	89%	$29,687
Year Ended 2/28/2015	$22.02	18.30%	1.52%	1.15% (d)	2.08%	91%	$23,414
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	19

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
20	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
22	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	75,153*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	825,620
Total	825,620

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(938,817)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	10,563,265

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2019 was 0.75% of the Fund’s average daily net assets.
24	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2019 through June 30, 2020	Prior to July 1, 2019
Class A	0.88%	0.89%
Advisor Class	0.63	0.64
Institutional Class	0.63	0.64
Institutional 2 Class	0.54	0.54
Institutional 3 Class	0.49	0.49
Class R	1.13	1.14
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
422,682,000	123,049,000	(16,521,000)	106,528,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
26	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2019 as arising on March 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
—	3,736,609
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $235,186,555 and $237,773,924, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2019.
Note 9. Significant risks
Shareholder concentration risk
At August 31, 2019, one unaffiliated shareholder of record owned 29.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 12.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Enhanced Core Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	29

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
30	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2019	31

Columbia Large Cap Enhanced Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR173_02_J01_(10/19)

SemiAnnual Report
August 31, 2019
Columbia Large Cap Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Large Cap Index Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Index Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500 Index.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Vadim Shteyn
Portfolio Manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/10/95	5.91	2.45	9.63	12.95
Institutional Class	12/15/93	6.04	2.71	9.90	13.24
Institutional 2 Class*	11/08/12	6.05	2.71	9.90	13.24
Institutional 3 Class*	03/01/17	6.07	2.73	9.91	13.24
S&P 500 Index		6.15	2.92	10.11	13.45
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Large Cap Index Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
Microsoft Corp.	4.3
Apple, Inc.	3.7
Amazon.com, Inc.	3.0
Facebook, Inc., Class A	1.8
Berkshire Hathaway, Inc., Class B	1.6
Alphabet, Inc., Class C	1.5
Alphabet, Inc., Class A	1.5
JPMorgan Chase & Co.	1.5
Johnson & Johnson	1.4
Visa, Inc., Class A	1.3
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2019)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2019)
Communication Services	10.5
Consumer Discretionary	10.1
Consumer Staples	7.6
Energy	4.4
Financials	12.8
Health Care	13.9
Industrials	9.2
Information Technology	22.0
Materials	2.7
Real Estate	3.3
Utilities	3.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Index Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,059.10	1,022.75	2.32	2.28	0.45
Institutional Class	1,000.00	1,000.00	1,060.40	1,024.00	1.03	1.01	0.20
Institutional 2 Class	1,000.00	1,000.00	1,060.50	1,024.00	1.03	1.01	0.20
Institutional 3 Class	1,000.00	1,000.00	1,060.70	1,024.00	1.03	1.01	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Index Fund | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 10.3%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	993,202	35,020,302
CenturyLink, Inc.	130,581	1,486,012
Verizon Communications, Inc.	562,843	32,734,949
Total		69,241,263
Entertainment 1.8%
Activision Blizzard, Inc.	104,250	5,275,050
Electronic Arts, Inc.(a)	40,372	3,782,049
Netflix, Inc.(a)	59,507	17,480,181
Take-Two Interactive Software, Inc.(a)	15,312	2,020,725
Viacom, Inc., Class B	48,125	1,202,163
Walt Disney Co. (The)	237,575	32,609,544
Total		62,369,712
Interactive Media & Services 4.9%
Alphabet, Inc., Class A(a)	40,747	48,510,526
Alphabet, Inc., Class C(a)	41,705	49,549,711
Facebook, Inc., Class A(a)	326,971	60,708,706
TripAdvisor, Inc.(a)	14,084	535,051
Twitter, Inc.(a)	99,379	4,238,514
Total		163,542,508
Media 1.4%
CBS Corp., Class B Non Voting	47,895	2,014,464
Charter Communications, Inc., Class A(a)	23,416	9,590,959
Comcast Corp., Class A	616,407	27,282,174
Discovery, Inc., Class A(a)	21,486	593,014
Discovery, Inc., Class C(a)	49,066	1,277,188
DISH Network Corp., Class A(a)	31,405	1,053,952
Fox Corp., Class A	48,224	1,599,590
Fox Corp., Class B	22,101	724,913
Interpublic Group of Companies, Inc. (The)	52,671	1,047,099
News Corp., Class A	52,468	721,435
News Corp., Class B	16,848	238,568
Omnicom Group, Inc.	29,960	2,278,757
Total		48,422,113
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.1%
T-Mobile U.S.A., Inc.(a)	43,020	3,357,711
Total Communication Services		346,933,307
Consumer Discretionary 10.0%
Auto Components 0.1%
Aptiv PLC	35,088	2,918,269
BorgWarner, Inc.	28,212	920,557
Total		3,838,826
Automobiles 0.4%
Ford Motor Co.	533,307	4,890,425
General Motors Co.	179,520	6,658,397
Harley-Davidson, Inc.	21,651	690,667
Total		12,239,489
Distributors 0.1%
Genuine Parts Co.	19,878	1,794,785
LKQ Corp.(a)	42,735	1,122,648
Total		2,917,433
Diversified Consumer Services 0.0%
H&R Block, Inc.	27,668	670,119
Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	54,491	2,401,963
Chipotle Mexican Grill, Inc.(a)	3,315	2,779,362
Darden Restaurants, Inc.	16,738	2,024,963
Hilton Worldwide Holdings, Inc.	39,614	3,659,145
Marriott International, Inc., Class A	37,609	4,740,991
McDonald’s Corp.	103,916	22,650,571
MGM Resorts International	69,457	1,948,963
Norwegian Cruise Line Holdings Ltd.(a)	29,313	1,487,635
Royal Caribbean Cruises Ltd.	23,397	2,439,839
Starbucks Corp.	164,833	15,916,275
Wynn Resorts Ltd.	13,189	1,452,768
Yum! Brands, Inc.	41,637	4,862,369
Total		66,364,844
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.3%
D.R. Horton, Inc.	46,214	2,286,207
Garmin Ltd.	16,507	1,346,476
Leggett & Platt, Inc.	17,865	664,399
Lennar Corp., Class A	38,842	1,980,942
Mohawk Industries, Inc.(a)	8,383	996,655
Newell Brands, Inc.	52,972	879,335
PulteGroup, Inc.	34,701	1,172,894
Whirlpool Corp.	8,622	1,199,234
Total		10,526,142
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.(a)	56,280	99,969,601
Booking Holdings, Inc.(a)	5,892	11,586,088
eBay, Inc.	111,489	4,491,892
Expedia Group, Inc.	18,839	2,450,954
Total		118,498,535
Leisure Products 0.0%
Hasbro, Inc.	15,762	1,741,228
Multiline Retail 0.5%
Dollar General Corp.	35,161	5,488,280
Dollar Tree, Inc.(a)	32,338	3,283,277
Kohl’s Corp.	22,049	1,042,036
Macy’s, Inc.	42,036	620,451
Nordstrom, Inc.	14,309	414,532
Target Corp.	69,724	7,463,257
Total		18,311,833
Specialty Retail 2.4%
Advance Auto Parts, Inc.	9,767	1,347,358
AutoZone, Inc.(a)	3,337	3,676,340
Best Buy Co., Inc.	31,622	2,012,740
CarMax, Inc.(a)	22,614	1,883,294
Gap, Inc. (The)	28,806	454,847
Home Depot, Inc. (The)	149,743	34,127,927
L Brands, Inc.	31,214	515,343
Lowe’s Companies, Inc.	106,547	11,954,573
O’Reilly Automotive, Inc.(a)	10,658	4,090,114
Ross Stores, Inc.	50,005	5,301,030
Tiffany & Co.	14,701	1,247,674
Common Stocks (continued)
Issuer	Shares	Value ($)
TJX Companies, Inc. (The)	165,032	9,071,809
Tractor Supply Co.	16,417	1,672,564
Ulta Beauty, Inc.(a)	7,555	1,796,050
Total		79,151,663
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.(a)	20,539	541,819
Hanesbrands, Inc.	49,198	672,045
Nike, Inc., Class B	171,027	14,451,781
PVH Corp.	10,195	772,781
Ralph Lauren Corp.	7,101	627,302
Tapestry, Inc.	39,488	815,427
Under Armour, Inc., Class A(a)	25,585	476,137
Under Armour, Inc., Class C(a)	26,442	447,399
VF Corp.	44,320	3,632,024
Total		22,436,715
Total Consumer Discretionary		336,696,827
Consumer Staples 7.5%
Beverages 1.9%
Brown-Forman Corp., Class B	22,640	1,335,534
Coca-Cola Co. (The)	522,525	28,759,776
Constellation Brands, Inc., Class A	22,757	4,650,393
Molson Coors Brewing Co., Class B	25,559	1,312,710
Monster Beverage Corp.(a)	53,267	3,125,175
PepsiCo, Inc.	190,780	26,085,349
Total		65,268,937
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	59,849	17,641,091
Kroger Co. (The)	109,789	2,599,804
Sysco Corp.	64,350	4,783,136
Walgreens Boots Alliance, Inc.	105,769	5,414,315
Walmart, Inc.	190,366	21,751,219
Total		52,189,565
Food Products 1.2%
Archer-Daniels-Midland Co.	76,231	2,900,590
Campbell Soup Co.	26,226	1,180,170
ConAgra Foods, Inc.	66,129	1,875,418
General Mills, Inc.	81,493	4,384,323
Hershey Co. (The)	18,959	3,004,622

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hormel Foods Corp.	37,056	1,578,956
JM Smucker Co. (The)	15,476	1,627,456
Kellogg Co.	33,826	2,124,273
Kraft Heinz Co. (The)	84,669	2,160,753
Lamb Weston Holdings, Inc.	19,903	1,400,972
McCormick & Co., Inc.	16,663	2,713,903
Mondelez International, Inc., Class A	196,035	10,825,053
Tyson Foods, Inc., Class A	40,118	3,732,579
Total		39,509,068
Household Products 1.8%
Church & Dwight Co., Inc.	33,513	2,673,667
Clorox Co. (The)	17,338	2,742,178
Colgate-Palmolive Co.	116,841	8,663,760
Kimberly-Clark Corp.	46,786	6,601,972
Procter & Gamble Co. (The)	341,368	41,042,675
Total		61,724,252
Personal Products 0.2%
Coty, Inc., Class A	40,908	390,671
Estee Lauder Companies, Inc. (The), Class A	29,841	5,908,220
Total		6,298,891
Tobacco 0.8%
Altria Group, Inc.	254,623	11,137,210
Philip Morris International, Inc.	211,729	15,263,544
Total		26,400,754
Total Consumer Staples		251,391,467
Energy 4.4%
Energy Equipment & Services 0.4%
Baker Hughes, Inc.	70,073	1,519,884
Halliburton Co.	118,944	2,240,905
Helmerich & Payne, Inc.	15,042	565,429
National Oilwell Varco, Inc.	52,526	1,073,106
Schlumberger Ltd.	188,505	6,113,217
TechnipFMC PLC	57,317	1,423,754
Total		12,936,295
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.0%
Apache Corp.	51,164	1,103,607
Cabot Oil & Gas Corp.	57,606	986,215
Chevron Corp.	259,248	30,518,675
Cimarex Energy Co.	13,809	590,749
Concho Resources, Inc.	27,302	1,997,141
ConocoPhillips Co.	153,805	8,025,545
Devon Energy Corp.	56,509	1,242,633
Diamondback Energy, Inc.	21,068	2,066,349
EOG Resources, Inc.	78,982	5,859,675
Exxon Mobil Corp.(b)	575,819	39,432,085
Hess Corp.	34,688	2,183,610
HollyFrontier Corp.	21,378	948,328
Kinder Morgan, Inc.	264,945	5,370,435
Marathon Oil Corp.	111,311	1,317,922
Marathon Petroleum Corp.	90,175	4,437,512
Noble Energy, Inc.	65,084	1,469,597
Occidental Petroleum Corp.	121,849	5,297,994
ONEOK, Inc.	56,172	4,003,940
Phillips 66	56,845	5,606,622
Pioneer Natural Resources Co.	22,923	2,829,157
Valero Energy Corp.	56,785	4,274,775
Williams Companies, Inc. (The)	164,914	3,891,970
Total		133,454,536
Total Energy		146,390,831
Financials 12.6%
Banks 5.2%
Bank of America Corp.	1,203,417	33,106,002
BB&T Corp.	104,233	4,966,702
Citigroup, Inc.	314,713	20,251,781
Citizens Financial Group, Inc.	62,376	2,104,566
Comerica, Inc.	20,984	1,293,664
Fifth Third Bancorp	98,964	2,617,598
First Republic Bank	22,430	2,012,419
Huntington Bancshares, Inc.	142,415	1,886,999
JPMorgan Chase & Co.	441,480	48,500,993
KeyCorp	137,225	2,277,935
M&T Bank Corp.	18,597	2,719,067
People’s United Financial, Inc.	53,676	771,324

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PNC Financial Services Group, Inc. (The)	61,433	7,920,557
Regions Financial Corp.	137,898	2,016,069
SunTrust Banks, Inc.	60,398	3,715,081
SVB Financial Group(a)	7,119	1,385,500
U.S. Bancorp	203,665	10,731,109
Wells Fargo & Co.	550,488	25,636,226
Zions Bancorp	24,847	1,020,963
Total		174,934,555
Capital Markets 2.7%
Affiliated Managers Group, Inc.	6,964	533,651
Ameriprise Financial, Inc.(c)	18,219	2,349,886
Bank of New York Mellon Corp. (The)	119,888	5,042,489
BlackRock, Inc.	16,195	6,843,359
Cboe Global Markets, Inc.	15,207	1,812,066
Charles Schwab Corp. (The)	161,704	6,188,412
CME Group, Inc.	48,713	10,584,848
E*TRADE Financial Corp.	33,300	1,389,942
Franklin Resources, Inc.	40,065	1,052,908
Goldman Sachs Group, Inc. (The)	46,302	9,441,441
Intercontinental Exchange, Inc.	76,735	7,173,188
Invesco Ltd.	54,518	855,933
MarketAxess Holdings, Inc.	5,130	2,039,791
Moody’s Corp.	22,448	4,839,340
Morgan Stanley	173,993	7,218,970
MSCI, Inc.	11,523	2,703,641
Nasdaq, Inc.	15,784	1,575,875
Northern Trust Corp.	29,621	2,604,574
Raymond James Financial, Inc.	17,200	1,350,372
S&P Global, Inc.	33,489	8,713,503
State Street Corp.	50,783	2,605,676
T. Rowe Price Group, Inc.	32,183	3,560,083
Total		90,479,948
Consumer Finance 0.7%
American Express Co.	93,193	11,217,641
Capital One Financial Corp.	63,911	5,535,971
Discover Financial Services	44,056	3,523,158
Synchrony Financial	86,310	2,766,236
Total		23,043,006
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B(a)	263,718	53,642,879
Jefferies Financial Group, Inc.	34,486	642,819
Total		54,285,698
Insurance 2.4%
Aflac, Inc.	101,450	5,090,761
Allstate Corp. (The)	45,333	4,641,646
American International Group, Inc.	118,368	6,159,871
Aon PLC	32,731	6,377,635
Arthur J Gallagher & Co.	25,212	2,286,980
Assurant, Inc.	8,364	1,028,772
Chubb Ltd.	62,311	9,737,963
Cincinnati Financial Corp.	20,642	2,322,019
Everest Re Group Ltd.	5,546	1,308,190
Globe Life, Inc.	13,768	1,228,932
Hartford Financial Services Group, Inc. (The)	49,194	2,867,026
Lincoln National Corp.	27,536	1,456,104
Loews Corp.	36,512	1,755,132
Marsh & McLennan Companies, Inc.	69,589	6,951,245
MetLife, Inc.	129,343	5,729,895
Principal Financial Group, Inc.	35,253	1,876,165
Progressive Corp. (The)	79,472	6,023,978
Prudential Financial, Inc.	55,253	4,425,213
Travelers Companies, Inc. (The)	35,645	5,238,389
Unum Group	28,832	732,621
Willis Towers Watson PLC	17,585	3,481,302
Total		80,719,839
Total Financials		423,463,046
Health Care 13.7%
Biotechnology 2.1%
AbbVie, Inc.	201,192	13,226,362
Alexion Pharmaceuticals, Inc.(a)	30,522	3,075,397
Amgen, Inc.	83,009	17,317,338
Biogen, Inc.(a)	26,384	5,797,884
Celgene Corp.(a)	95,980	9,290,864
Gilead Sciences, Inc.	173,049	10,995,533
Incyte Corp.(a)	24,220	1,981,680

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.(a)	10,702	3,104,115
Vertex Pharmaceuticals, Inc.(a)	34,854	6,274,417
Total		71,063,590
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	240,091	20,484,564
ABIOMED, Inc.(a)	6,142	1,185,836
Align Technology, Inc.(a)	9,912	1,814,986
Baxter International, Inc.	64,573	5,679,195
Becton Dickinson and Co.	36,712	9,321,911
Boston Scientific Corp.(a)	189,258	8,086,994
Cooper Companies, Inc. (The)	6,735	2,086,166
Danaher Corp.	85,746	12,183,649
Dentsply Sirona, Inc.	31,841	1,660,508
Edwards Lifesciences Corp.(a)	28,376	6,294,932
Hologic, Inc.(a)	36,480	1,801,018
IDEXX Laboratories, Inc.(a)	11,709	3,392,566
Intuitive Surgical, Inc.(a)	15,711	8,033,663
Medtronic PLC	182,456	19,685,178
ResMed, Inc.	19,512	2,718,022
Stryker Corp.	42,143	9,299,274
Teleflex, Inc.	6,280	2,285,418
Varian Medical Systems, Inc.(a)	12,377	1,311,096
Zimmer Biomet Holdings, Inc.	27,870	3,879,504
Total		121,204,480
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	21,169	1,741,574
Anthem, Inc.	35,008	9,155,292
Cardinal Health, Inc.	40,566	1,749,611
Centene Corp.(a)	56,256	2,622,655
Cigna Corp.	51,645	7,951,781
CVS Health Corp.	176,797	10,770,473
DaVita, Inc.(a)	14,307	806,485
Five Star Quality Care, Inc.(a),(d),(e)	0	0
HCA Healthcare, Inc.	36,339	4,367,948
Henry Schein, Inc.(a)	20,293	1,250,455
Humana, Inc.	18,380	5,205,400
Laboratory Corp. of America Holdings(a)	13,405	2,246,142
McKesson Corp.	25,856	3,575,109
Quest Diagnostics, Inc.	18,286	1,871,938
Common Stocks (continued)
Issuer	Shares	Value ($)
UnitedHealth Group, Inc.	129,336	30,264,624
Universal Health Services, Inc., Class B	11,285	1,631,585
WellCare Health Plans, Inc.(a)	6,850	1,854,569
Total		87,065,641
Health Care Technology 0.1%
Cerner Corp.	44,284	3,051,610
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	43,008	3,058,299
Illumina, Inc.(a)	20,003	5,627,644
IQVIA Holdings, Inc.(a)	21,475	3,331,846
Mettler-Toledo International, Inc.(a)	3,372	2,214,696
PerkinElmer, Inc.	15,095	1,248,356
Thermo Fisher Scientific, Inc.	54,430	15,624,676
Waters Corp.(a)	9,457	2,003,844
Total		33,109,361
Pharmaceuticals 4.3%
Allergan PLC	41,935	6,697,858
Bristol-Myers Squibb Co.	222,609	10,700,815
Eli Lilly & Co.	117,588	13,283,916
Johnson & Johnson	361,337	46,381,217
Merck & Co., Inc.	350,389	30,298,137
Mylan NV(a)	70,152	1,365,860
Nektar Therapeutics(a)	23,718	416,725
Perrigo Co. PLC	17,027	796,523
Pfizer, Inc.	755,563	26,860,265
Zoetis, Inc.	65,140	8,234,999
Total		145,036,315
Total Health Care		460,530,997
Industrials 9.1%
Aerospace & Defense 2.7%
Arconic, Inc.	54,335	1,404,016
Boeing Co. (The)	71,211	25,927,213
General Dynamics Corp.	36,960	7,069,339
Huntington Ingalls Industries, Inc.	5,655	1,181,895
L3 Harris Technologies, Inc.	30,132	6,370,206
Lockheed Martin Corp.	33,452	12,849,248
Northrop Grumman Corp.	23,107	8,500,372
Raytheon Co.	37,911	7,025,667

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textron, Inc.	31,682	1,425,690
TransDigm Group, Inc.	6,655	3,582,520
United Technologies Corp.	110,385	14,376,542
Total		89,712,708
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	18,587	1,570,416
Expeditors International of Washington, Inc.	23,406	1,664,167
FedEx Corp.	32,625	5,174,651
United Parcel Service, Inc., Class B	94,926	11,263,919
Total		19,673,153
Airlines 0.4%
Alaska Air Group, Inc.	16,809	1,003,833
American Airlines Group, Inc.	53,879	1,417,556
Delta Air Lines, Inc.	81,073	4,690,884
Southwest Airlines Co.	66,518	3,480,222
United Airlines Holdings, Inc.(a)	30,080	2,536,045
Total		13,128,540
Building Products 0.3%
Allegion PLC	12,786	1,230,908
AO Smith Corp.	19,206	893,463
Fortune Brands Home & Security, Inc.	19,041	972,234
Johnson Controls International PLC	108,303	4,623,455
Masco Corp.	39,947	1,627,041
Total		9,347,101
Commercial Services & Supplies 0.4%
Cintas Corp.	11,530	3,041,614
Copart, Inc.(a)	27,438	2,068,551
Republic Services, Inc.	29,323	2,617,078
Rollins, Inc.	20,056	658,037
Waste Management, Inc.	53,170	6,345,839
Total		14,731,119
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	15,619	1,387,904
Quanta Services, Inc.	19,341	655,660
Total		2,043,564
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.4%
AMETEK, Inc.	31,008	2,664,518
Eaton Corp. PLC	57,582	4,648,019
Emerson Electric Co.	83,643	4,984,286
Rockwell Automation, Inc.	16,104	2,460,530
Total		14,757,353
Industrial Conglomerates 1.3%
3M Co.	78,453	12,687,419
General Electric Co.	1,186,839	9,791,422
Honeywell International, Inc.	99,043	16,304,459
Roper Technologies, Inc.	14,137	5,184,886
Total		43,968,186
Machinery 1.5%
Caterpillar, Inc.	77,832	9,262,008
Cummins, Inc.	19,718	2,943,306
Deere & Co.	43,145	6,683,592
Dover Corp.	19,775	1,853,709
Flowserve Corp.	17,850	761,838
Fortive Corp.	40,130	2,845,217
IDEX Corp.	10,310	1,698,160
Illinois Tool Works, Inc.	40,791	6,112,939
Ingersoll-Rand PLC	32,818	3,973,932
PACCAR, Inc.	47,147	3,090,957
Parker-Hannifin Corp.	17,459	2,894,179
Pentair PLC	21,522	773,070
Snap-On, Inc.	7,537	1,120,601
Stanley Black & Decker, Inc.	20,620	2,739,573
Wabtec Corp.	25,606	1,772,191
Xylem, Inc.	24,493	1,876,409
Total		50,401,681
Professional Services 0.3%
Equifax, Inc.	16,448	2,407,658
IHS Markit Ltd.(a)	49,508	3,248,220
Nielsen Holdings PLC	48,383	1,004,431
Robert Half International, Inc.	16,120	861,937
Verisk Analytics, Inc.	22,274	3,598,142
Total		11,120,388

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.9%
CSX Corp.	104,616	7,011,364
JB Hunt Transport Services, Inc.	11,842	1,279,410
Kansas City Southern	13,692	1,722,453
Norfolk Southern Corp.	36,193	6,299,392
Union Pacific Corp.	96,329	15,601,445
Total		31,914,064
Trading Companies & Distributors 0.2%
Fastenal Co.	77,892	2,385,053
United Rentals, Inc.(a)	10,704	1,204,842
W.W. Grainger, Inc.	6,117	1,673,917
Total		5,263,812
Total Industrials		306,061,669
Information Technology 21.7%
Communications Equipment 1.0%
Arista Networks, Inc.(a)	7,192	1,629,851
Cisco Systems, Inc.	582,574	27,270,289
F5 Networks, Inc.(a)	8,124	1,045,803
Juniper Networks, Inc.	46,857	1,085,208
Motorola Solutions, Inc.	22,423	4,056,545
Total		35,087,696
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	40,654	3,558,851
Corning, Inc.	106,801	2,974,408
FLIR Systems, Inc.	18,431	908,095
IPG Photonics Corp.(a)	4,850	600,091
Keysight Technologies, Inc.(a)	25,607	2,480,294
TE Connectivity Ltd.	45,846	4,182,072
Total		14,703,811
IT Services 5.7%
Accenture PLC, Class A	86,803	17,201,750
Akamai Technologies, Inc.(a)	22,336	1,990,808
Alliance Data Systems Corp.	5,388	662,455
Automatic Data Processing, Inc.	59,229	10,059,453
Broadridge Financial Solutions, Inc.	15,806	2,045,929
Cognizant Technology Solutions Corp., Class A	77,474	4,756,129
DXC Technology Co.	36,515	1,213,028
Fidelity National Information Services, Inc.	83,410	11,362,110
Common Stocks (continued)
Issuer	Shares	Value ($)
Fiserv, Inc.(a)	77,557	8,293,946
FleetCor Technologies, Inc.(a)	11,728	3,499,635
Gartner, Inc.(a)	12,264	1,639,329
Global Payments, Inc.	21,322	3,539,025
International Business Machines Corp.	120,668	16,354,134
Jack Henry & Associates, Inc.	10,505	1,522,805
Leidos Holdings, Inc.	19,630	1,714,877
MasterCard, Inc., Class A	122,314	34,415,490
Paychex, Inc.	43,528	3,556,238
PayPal Holdings, Inc.(a)	159,902	17,437,313
Total System Services, Inc.	22,158	2,974,047
VeriSign, Inc.(a)	14,271	2,909,143
Visa, Inc., Class A	236,664	42,793,584
Western Union Co. (The)	58,615	1,296,564
Total		191,237,792
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.(a)	120,698	3,795,952
Analog Devices, Inc.	50,324	5,527,085
Applied Materials, Inc.	127,398	6,117,652
Broadcom, Inc.	53,868	15,225,252
Intel Corp.	609,287	28,886,297
KLA Corp.	21,996	3,253,208
Lam Research Corp.	20,406	4,295,667
Maxim Integrated Products, Inc.	37,076	2,022,125
Microchip Technology, Inc.	32,384	2,795,711
Micron Technology, Inc.(a)	150,616	6,818,386
NVIDIA Corp.	82,877	13,882,726
Qorvo, Inc.(a)	16,215	1,158,238
QUALCOMM, Inc.	165,452	12,867,202
Skyworks Solutions, Inc.	23,502	1,768,996
Texas Instruments, Inc.	127,687	15,801,266
Xilinx, Inc.	34,554	3,595,689
Total		127,811,452
Software 6.7%
Adobe, Inc.(a)	66,410	18,894,309
ANSYS, Inc.(a)	11,426	2,360,155
Autodesk, Inc.(a)	29,891	4,269,033
Cadence Design Systems, Inc.(a)	38,243	2,618,881
Citrix Systems, Inc.	17,023	1,582,798

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Fortinet, Inc.(a)	19,752	1,563,963
Intuit, Inc.	35,279	10,173,052
Microsoft Corp.	1,042,859	143,768,542
Oracle Corp.	330,236	17,192,086
Salesforce.com, Inc.(a)	116,247	18,142,669
Symantec Corp.	84,135	1,956,139
Synopsys, Inc.(a)	20,396	2,892,357
Total		225,413,984
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	594,862	124,171,494
Hewlett Packard Enterprise Co.	182,251	2,518,709
HP, Inc.	204,999	3,749,431
NetApp, Inc.	33,614	1,615,489
Seagate Technology PLC	34,282	1,721,299
Western Digital Corp.	39,874	2,283,584
Xerox Holdings Corp.	26,600	771,134
Total		136,831,140
Total Information Technology		731,085,875
Materials 2.7%
Chemicals 1.9%
Air Products & Chemicals, Inc.	29,958	6,768,111
Albemarle Corp.	14,425	890,455
Celanese Corp., Class A	17,236	1,954,045
CF Industries Holdings, Inc.	30,083	1,449,700
Corteva, Inc.	101,909	2,987,972
Dow, Inc.	101,913	4,344,551
DuPont de Nemours, Inc.	101,909	6,922,678
Eastman Chemical Co.	18,860	1,232,878
Ecolab, Inc.	34,516	7,120,996
FMC Corp.	17,919	1,546,947
International Flavors & Fragrances, Inc.	13,792	1,513,672
Linde PLC	73,871	13,954,971
LyondellBasell Industries NV, Class A	37,405	2,894,399
Mosaic Co. (The)	48,301	888,256
PPG Industries, Inc.	32,130	3,559,683
Sherwin-Williams Co. (The)	11,054	5,822,695
Total		63,852,009
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	8,500	2,157,045
Vulcan Materials Co.	17,975	2,538,969
Total		4,696,014
Containers & Packaging 0.4%
Amcor PLC(a)	220,890	2,169,140
Avery Dennison Corp.	11,489	1,327,784
Ball Corp.	45,561	3,663,560
International Paper Co.	54,071	2,114,176
Packaging Corp. of America	12,864	1,293,861
Sealed Air Corp.	21,192	843,865
WestRock Co.	34,979	1,195,582
Total		12,607,968
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	197,419	1,814,281
Newmont Goldcorp Corp.	111,546	4,449,570
Nucor Corp.	41,477	2,031,543
Total		8,295,394
Total Materials		89,451,385
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.1%
Alexandria Real Estate Equities, Inc.	15,370	2,303,041
American Tower Corp.	60,154	13,846,849
Apartment Investment & Management Co., Class A	20,254	1,032,954
AvalonBay Communities, Inc.	18,973	4,032,901
Boston Properties, Inc.	21,027	2,700,287
Crown Castle International Corp.	56,575	8,212,993
Digital Realty Trust, Inc.	28,349	3,504,787
Duke Realty Corp.	48,913	1,627,335
Equinix, Inc.	11,440	6,363,843
Equity Residential	50,421	4,273,684
Essex Property Trust, Inc.	8,943	2,873,028
Extra Space Storage, Inc.	17,351	2,115,434
Federal Realty Investment Trust	10,190	1,316,650
HCP, Inc.	65,054	2,258,024
Host Hotels & Resorts, Inc.	100,834	1,617,377
Iron Mountain, Inc.	39,042	1,243,488
Kimco Realty Corp.	57,436	1,055,674

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Macerich Co. (The)	14,414	411,231
Mid-America Apartment Communities, Inc.	15,517	1,965,694
ProLogis, Inc.	85,849	7,178,693
Public Storage	20,427	5,407,844
Realty Income Corp.	42,840	3,162,020
Regency Centers Corp.	22,743	1,467,151
SBA Communications Corp.	15,411	4,044,309
Simon Property Group, Inc.	42,055	6,263,672
SL Green Realty Corp.	11,477	920,685
UDR, Inc.	38,353	1,847,847
Ventas, Inc.	50,271	3,689,389
Vornado Realty Trust	23,629	1,428,846
Welltower, Inc.	55,110	4,935,652
Weyerhaeuser Co.	101,364	2,666,887
Total		105,768,269
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	42,561	2,224,663
Total Real Estate		107,992,932
Utilities 3.4%
Electric Utilities 2.1%
Alliant Energy Corp.	32,159	1,686,740
American Electric Power Co., Inc.	67,151	6,120,814
Duke Energy Corp.	99,083	9,188,957
Edison International	48,153	3,480,017
Entergy Corp.	25,853	2,917,253
Evergy, Inc.	33,225	2,159,625
Eversource Energy	43,701	3,501,761
Exelon Corp.	132,138	6,244,842
FirstEnergy Corp.	68,707	3,160,522
NextEra Energy, Inc.	65,181	14,279,853
Pinnacle West Capital Corp.	15,279	1,456,241
PPL Corp.	98,220	2,902,401
Southern Co. (The)	141,646	8,252,296
Xcel Energy, Inc.	70,046	4,498,354
Total		69,849,676
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	15,920	1,754,862
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	90,326	1,384,698
NRG Energy, Inc.	34,428	1,253,179
Total		2,637,877
Multi-Utilities 1.1%
Ameren Corp.	33,428	2,578,970
CenterPoint Energy, Inc.	68,339	1,892,307
CMS Energy Corp.	38,618	2,434,865
Consolidated Edison, Inc.	44,516	3,957,472
Dominion Energy, Inc.	109,198	8,477,041
DTE Energy Co.	24,938	3,233,461
NiSource, Inc.	50,774	1,500,372
Public Service Enterprise Group, Inc.	68,785	4,159,429
Sempra Energy	37,346	5,289,314
WEC Energy Group, Inc.	42,931	4,111,502
Total		37,634,733
Water Utilities 0.1%
American Water Works Co., Inc.	24,563	3,127,361
Total Utilities		115,004,509
Total Common Stocks (Cost $1,325,226,005)		3,315,002,845

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(c),(f)	44,342,053	44,337,619
Total Money Market Funds (Cost $44,337,619)		44,337,619
Total Investments in Securities (Cost: $1,369,563,624)		3,359,340,464
Other Assets & Liabilities, Net		4,327,624
Net Assets		3,363,668,088

At August 31, 2019, securities and/or cash totaling $4,122,496 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	234	09/2019	USD	34,220,160	428,272	—
S&P 500 E-mini	106	09/2019	USD	15,501,440	—	(36,807)
Total					428,272	(36,807)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.
	19,049	560	(1,390)	18,219	135,820	(173,430)	35,258	2,349,886
Columbia Short-Term Cash Fund, 2.208%
	37,569,669	322,379,218	(315,606,834)	44,342,053	(134)	—	522,409	44,337,619
Total					135,686	(173,430)	557,667	46,687,505

(d)	Represents fractional shares.
(e)	Negligible market value.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2019.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	346,933,307	—	—	346,933,307
Consumer Discretionary	336,696,827	—	—	336,696,827
Consumer Staples	251,391,467	—	—	251,391,467
Energy	146,390,831	—	—	146,390,831
Financials	423,463,046	—	—	423,463,046
Health Care	460,530,997	0*	—	460,530,997
Industrials	306,061,669	—	—	306,061,669
Information Technology	731,085,875	—	—	731,085,875
Materials	89,451,385	—	—	89,451,385
Real Estate	107,992,932	—	—	107,992,932
Utilities	115,004,509	—	—	115,004,509
Total Common Stocks	3,315,002,845	0*	—	3,315,002,845
Money Market Funds	44,337,619	—	—	44,337,619
Total Investments in Securities	3,359,340,464	0*	—	3,359,340,464
Investments in Derivatives
Asset
Futures Contracts	428,272	—	—	428,272
Liability
Futures Contracts	(36,807)	—	—	(36,807)
Total	3,359,731,929	0*	—	3,359,731,929

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Index Fund | Semiannual Report 2019

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,324,794,337)	$3,312,652,959
Affiliated issuers (cost $44,769,287)	46,687,505
Receivable for:
Investments sold	163,484
Capital shares sold	1,912,490
Dividends	6,522,947
Foreign tax reclaims	19,849
Expense reimbursement due from Investment Manager	191
Total assets	3,367,959,425
Liabilities
Payable for:
Capital shares purchased	3,987,875
Variation margin for futures contracts	35,450
Management services fees	18,444
Distribution and/or service fees	4,647
Compensation of board members	237,135
Other expenses	7,786
Total liabilities	4,291,337
Net assets applicable to outstanding capital stock	$3,363,668,088
Represented by
Paid in capital	1,305,551,785
Total distributable earnings (loss)	2,058,116,303
Total - representing net assets applicable to outstanding capital stock	$3,363,668,088
Class A
Net assets	$675,500,910
Shares outstanding	13,933,834
Net asset value per share	$48.48
Institutional Class
Net assets	$2,213,458,626
Shares outstanding	45,348,419
Net asset value per share	$48.81
Institutional 2 Class
Net assets	$356,464,118
Shares outstanding	7,188,706
Net asset value per share	$49.59
Institutional 3 Class
Net assets	$118,244,434
Shares outstanding	2,462,546
Net asset value per share	$48.02
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2019	17

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$32,858,550
Dividends — affiliated issuers	557,667
Total income	33,416,217
Expenses:
Management services fees	3,338,718
Distribution and/or service fees
Class A	884,480
Compensation of board members	42,893
Other	11,219
Total expenses	4,277,310
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(65,652)
Total net expenses	4,211,658
Net investment income	29,204,559
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	67,824,073
Investments — affiliated issuers	135,686
Futures contracts	3,272,465
Net realized gain	71,232,224
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	97,511,327
Investments — affiliated issuers	(173,430)
Futures contracts	(1,619,480)
Net change in unrealized appreciation (depreciation)	95,718,417
Net realized and unrealized gain	166,950,641
Net increase in net assets resulting from operations	$196,155,200
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Index Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations
Net investment income	$29,204,559	$65,669,245
Net realized gain	71,232,224	292,517,545
Net change in unrealized appreciation (depreciation)	95,718,417	(208,454,663)
Net increase in net assets resulting from operations	196,155,200	149,732,127
Distributions to shareholders
Net investment income and net realized gains
Class A	(36,234,233)	(72,003,666)
Institutional Class	(114,333,654)	(191,279,357)
Institutional 2 Class	(18,416,918)	(28,460,122)
Institutional 3 Class	(7,018,269)	(3,603,049)
Total distributions to shareholders	(176,003,074)	(295,346,194)
Increase (decrease) in net assets from capital stock activity	100,796,017	(329,802,578)
Total increase (decrease) in net assets	120,948,143	(475,416,645)
Net assets at beginning of period	3,242,719,945	3,718,136,590
Net assets at end of period	$3,363,668,088	$3,242,719,945
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2019	19

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,409,506	69,328,337	3,602,972	176,634,521
Distributions reinvested	685,042	33,012,160	1,393,705	66,633,359
Redemptions	(3,201,795)	(157,818,157)	(8,888,336)	(426,451,981)
Net decrease	(1,107,247)	(55,477,660)	(3,891,659)	(183,184,101)
Institutional Class
Subscriptions	4,380,626	216,210,025	9,361,576	460,787,545
Distributions reinvested	1,952,632	94,702,668	3,272,218	157,231,884
Redemptions	(4,933,937)	(245,101,472)	(15,856,072)	(781,638,149)
Net increase (decrease)	1,399,321	65,811,221	(3,222,278)	(163,618,720)
Institutional 2 Class
Subscriptions	877,014	44,202,971	1,745,397	86,867,384
Distributions reinvested	372,533	18,354,693	583,231	28,449,210
Redemptions	(881,689)	(44,400,238)	(2,755,072)	(139,570,550)
Net increase (decrease)	367,858	18,157,426	(426,444)	(24,253,956)
Institutional 3 Class
Subscriptions	2,722,937	131,980,697	4,123,039	197,786,960
Distributions reinvested	147,100	7,018,121	76,120	3,602,817
Redemptions	(1,358,950)	(66,693,788)	(3,258,741)	(160,135,578)
Net increase	1,511,087	72,305,030	940,418	41,254,199
Total net increase (decrease)	2,171,019	100,796,017	(6,599,963)	(329,802,578)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Large Cap Index Fund | Semiannual Report 2019

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Columbia Large Cap Index Fund | Semiannual Report 2019	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$48.30	0.38	2.46	2.84	(0.14)	(2.52)	(2.66)
Year Ended 2/28/2019	$50.42	0.81	1.18	1.99	(0.83)	(3.28)	(4.11)
Year Ended 2/28/2018	$45.16	0.73	6.65	7.38	(0.77)	(1.35)	(2.12)
Year Ended 2/28/2017	$37.05	0.73	8.24	8.97	(0.73)	(0.13)	(0.86)
Year Ended 2/29/2016	$40.60	0.64	(3.24)	(2.60)	(0.85)	(0.10)	(0.95)
Year Ended 2/28/2015	$35.85	0.83	4.52	5.35	(0.58)	(0.02)	(0.60)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$48.57	0.45	2.47	2.92	(0.16)	(2.52)	(2.68)
Year Ended 2/28/2019	$50.68	0.94	1.18	2.12	(0.95)	(3.28)	(4.23)
Year Ended 2/28/2018	$45.38	0.85	6.69	7.54	(0.89)	(1.35)	(2.24)
Year Ended 2/28/2017	$37.22	0.84	8.28	9.12	(0.83)	(0.13)	(0.96)
Year Ended 2/29/2016	$40.78	0.75	(3.26)	(2.51)	(0.95)	(0.10)	(1.05)
Year Ended 2/28/2015	$36.00	0.89	4.59	5.48	(0.68)	(0.02)	(0.70)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$49.30	0.45	2.52	2.97	(0.16)	(2.52)	(2.68)
Year Ended 2/28/2019	$51.38	0.95	1.20	2.15	(0.95)	(3.28)	(4.23)
Year Ended 2/28/2018	$45.98	0.87	6.77	7.64	(0.89)	(1.35)	(2.24)
Year Ended 2/28/2017	$37.70	0.85	8.39	9.24	(0.83)	(0.13)	(0.96)
Year Ended 2/29/2016	$41.29	0.84	(3.38)	(2.54)	(0.95)	(0.10)	(1.05)
Year Ended 2/28/2015	$36.45	0.94	4.60	5.54	(0.68)	(0.02)	(0.70)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$47.81	0.47	2.42	2.89	(0.16)	(2.52)	(2.68)
Year Ended 2/28/2019	$49.95	0.92	1.17	2.09	(0.95)	(3.28)	(4.23)
Year Ended 2/28/2018(g)	$45.37	0.98	5.84	6.82	(0.89)	(1.35)	(2.24)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Large Cap Index Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	$48.48	5.91%	0.45% (c)	0.45% (c)	1.55% (c)	5%	$675,501
Year Ended 2/28/2019	$48.30	4.19%	0.45% (d)	0.45% (d),(e)	1.64%	6%	$726,445
Year Ended 2/28/2018	$50.42	16.59%	0.45%	0.45% (e)	1.53%	2%	$954,529
Year Ended 2/28/2017	$45.16	24.40%	0.45% (f)	0.45% (e),(f)	1.77%	4%	$1,071,791
Year Ended 2/29/2016	$37.05	(6.57%)	0.45%	0.45% (e)	1.63%	11%	$993,376
Year Ended 2/28/2015	$40.60	14.98%	0.45%	0.45% (e)	2.18%	5%	$1,126,444
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$48.81	6.04%	0.20% (c)	0.20% (c)	1.81% (c)	5%	$2,213,459
Year Ended 2/28/2019	$48.57	4.46%	0.20% (d)	0.20% (d),(e)	1.89%	6%	$2,134,512
Year Ended 2/28/2018	$50.68	16.88%	0.20%	0.20% (e)	1.78%	2%	$2,390,677
Year Ended 2/28/2017	$45.38	24.72%	0.20% (f)	0.20% (e),(f)	2.02%	4%	$2,259,128
Year Ended 2/29/2016	$37.22	(6.34%)	0.20%	0.20% (e)	1.88%	11%	$1,975,099
Year Ended 2/28/2015	$40.78	15.27%	0.20%	0.20% (e)	2.33%	5%	$2,406,361
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$49.59	6.05%	0.20% (c)	0.20% (c)	1.80% (c)	5%	$356,464
Year Ended 2/28/2019	$49.30	4.45%	0.20% (d)	0.20% (d)	1.89%	6%	$336,271
Year Ended 2/28/2018	$51.38	16.87%	0.20%	0.20%	1.78%	2%	$372,379
Year Ended 2/28/2017	$45.98	24.73%	0.20% (f)	0.20% (f)	2.02%	4%	$361,419
Year Ended 2/29/2016	$37.70	(6.33%)	0.20%	0.20%	2.12%	11%	$273,170
Year Ended 2/28/2015	$41.29	15.25%	0.20%	0.20%	2.44%	5%	$170,244
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$48.02	6.07%	0.20% (c)	0.20% (c)	1.94% (c)	5%	$118,244
Year Ended 2/28/2019	$47.81	4.46%	0.20% (d)	0.20% (d)	1.91%	6%	$45,493
Year Ended 2/28/2018(g)	$49.95	15.29%	0.21%	0.20%	2.01%	2%	$552
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2019	23

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
24	Columbia Large Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Large Cap Index Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	428,272*

26	Columbia Large Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	36,807*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,272,465

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,619,480)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	48,601,975

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Large Cap Index Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended August 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
28	Columbia Large Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Large Cap Index Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2020
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,369,564,000	2,064,652,000	(74,484,000)	1,990,168,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2019 as arising on March 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
—	6,508,027
30	Columbia Large Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $148,517,669 and $196,015,833, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2019.
Columbia Large Cap Index Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Note 9. Significant risks
Passive Investment Risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At August 31, 2019, one unaffiliated shareholder of record owned 10.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 25.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
32	Columbia Large Cap Index Fund | Semiannual Report 2019

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Large Cap Index Fund | Semiannual Report 2019	33

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
34	Columbia Large Cap Index Fund | Semiannual Report 2019

Approval of Management Agreement  (continued)

The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Large Cap Index Fund | Semiannual Report 2019	35

Columbia Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR175_02_J01_(10/19)

SemiAnnual Report
August 31, 2019
Columbia Large Cap Growth Fund III
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Large Cap Growth Fund III (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Growth Fund III  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term growth of capital.
Portfolio management
John Wilson, CFA
Lead Portfolio Manager
Managed Fund since 2015
Tchintcia Barros, CFA
Portfolio Manager
Managed Fund since 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/31/97	6.92	0.97	9.30	13.04
	Including sales charges		0.76	-4.82	8.01	12.38
Advisor Class*		11/08/12	7.00	1.21	9.56	13.23
Class C	Excluding sales charges	12/31/97	6.48	0.23	8.48	12.20
	Including sales charges		5.48	-0.66	8.48	12.20
Institutional Class		12/31/97	7.01	1.20	9.58	13.33
Institutional 2 Class*		12/11/13	7.03	1.25	9.68	13.27
Institutional 3 Class*		03/01/17	7.09	1.34	9.50	13.15
Class R*		10/26/16	6.75	0.69	9.02	12.76
Russell 1000 Growth Index			9.21	4.27	13.06	15.42
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Large Cap Growth Fund III | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
Microsoft Corp.	6.9
Amazon.com, Inc.	5.8
Apple, Inc.	5.3
Alphabet, Inc., Class A	5.0
Facebook, Inc., Class A	4.0
Visa, Inc., Class A	3.8
Adobe, Inc.	2.9
Nike, Inc., Class B	2.2
PayPal Holdings, Inc.	2.2
Abbott Laboratories	1.9
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2019)
Common Stocks	99.2
Money Market Funds	0.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2019)
Communication Services	14.6
Consumer Discretionary	15.1
Consumer Staples	2.8
Financials	3.4
Health Care	16.6
Industrials	7.5
Information Technology	37.0
Materials	1.2
Real Estate	1.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Growth Fund III | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,069.20	1,019.75	5.43	5.30	1.05
Advisor Class	1,000.00	1,000.00	1,070.00	1,021.00	4.14	4.04	0.80
Class C	1,000.00	1,000.00	1,064.80	1,016.00	9.29	9.07	1.80
Institutional Class	1,000.00	1,000.00	1,070.10	1,021.00	4.14	4.04	0.80
Institutional 2 Class	1,000.00	1,000.00	1,070.30	1,021.35	3.78	3.69	0.73
Institutional 3 Class	1,000.00	1,000.00	1,070.90	1,021.55	3.57	3.49	0.69
Class R	1,000.00	1,000.00	1,067.50	1,018.50	6.72	6.56	1.30
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Growth Fund III | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 14.5%
Entertainment 2.8%
Electronic Arts, Inc.(a)	201,666	18,892,071
Walt Disney Co. (The)	166,177	22,809,455
Total		41,701,526
Interactive Media & Services 9.9%
Alphabet, Inc., Class A(a)	61,037	72,666,380
Alphabet, Inc., Class C(a)	11,653	13,844,929
Facebook, Inc., Class A(a)	314,320	58,359,794
Total		144,871,103
Media 0.6%
DISH Network Corp., Class A(a)	265,257	8,902,025
Wireless Telecommunication Services 1.2%
T-Mobile U.S.A., Inc.(a)	217,432	16,970,568
Total Communication Services		212,445,222
Consumer Discretionary 15.0%
Internet & Direct Marketing Retail 8.8%
Alibaba Group Holding Ltd., ADR(a)	127,995	22,402,965
Amazon.com, Inc.(a)	47,550	84,462,589
Booking Holdings, Inc.(a)	10,924	21,481,063
Chewy, Inc., Class A(a)	24,930	822,690
Total		129,169,307
Multiline Retail 1.3%
Target Corp.	181,522	19,430,115
Specialty Retail 2.3%
Burlington Stores, Inc.(a)	86,195	17,453,625
Ulta Beauty, Inc.(a)	69,093	16,425,479
Total		33,879,104
Textiles, Apparel & Luxury Goods 2.6%
Canada Goose Holdings, Inc.(a)	136,715	5,099,470
Nike, Inc., Class B	385,050	32,536,725
Total		37,636,195
Total Consumer Discretionary		220,114,721
Consumer Staples 2.7%
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	79,174	23,337,328
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.1%
Mondelez International, Inc., Class A	308,131	17,014,994
Total Consumer Staples		40,352,322
Financials 3.3%
Banks 1.0%
Citigroup, Inc.	231,480	14,895,738
Capital Markets 1.0%
BlackRock, Inc.	35,709	15,089,195
Insurance 1.3%
Allstate Corp. (The)	183,830	18,822,354
Total Financials		48,807,287
Health Care 16.4%
Biotechnology 3.3%
Alexion Pharmaceuticals, Inc.(a)	133,770	13,478,665
BioMarin Pharmaceutical, Inc.(a)	127,774	9,590,717
Exact Sciences Corp.(a)	79,270	9,450,569
Vertex Pharmaceuticals, Inc.(a)	84,968	15,295,939
Total		47,815,890
Health Care Equipment & Supplies 6.8%
Abbott Laboratories	320,088	27,309,908
Baxter International, Inc.	263,362	23,162,688
Danaher Corp.	82,068	11,661,042
Edwards Lifesciences Corp.(a)	97,461	21,620,749
Medtronic PLC	157,190	16,959,229
Total		100,713,616
Health Care Providers & Services 1.8%
Guardant Health, Inc.(a)	77,929	6,821,125
Humana, Inc.	67,265	19,050,121
Total		25,871,246
Life Sciences Tools & Services 2.5%
Bio-Techne Corp.	51,033	9,776,392
Illumina, Inc.(a)	40,777	11,472,201
Thermo Fisher Scientific, Inc.	54,529	15,653,095
Total		36,901,688
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Growth Fund III | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.0%
Allergan PLC	45,654	7,291,857
Bristol-Myers Squibb Co.	456,078	21,923,669
Total		29,215,526
Total Health Care		240,517,966
Industrials 7.5%
Aerospace & Defense 2.6%
L3 Harris Technologies, Inc.	72,134	15,249,849
Northrop Grumman Corp.	59,648	21,942,710
Spirit AeroSystems Holdings, Inc., Class A	20,157	1,624,654
Total		38,817,213
Electrical Equipment 1.1%
AMETEK, Inc.	178,784	15,362,909
Industrial Conglomerates 1.2%
Honeywell International, Inc.	106,438	17,521,824
Machinery 1.2%
Ingersoll-Rand PLC	147,438	17,853,267
Road & Rail 1.4%
Norfolk Southern Corp.	115,523	20,106,778
Total Industrials		109,661,991
Information Technology 36.5%
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	319,127	8,887,687
Zebra Technologies Corp., Class A(a)	65,331	13,394,815
Total		22,282,502
IT Services 9.0%
Fidelity National Information Services, Inc.	115,936	15,792,802
Fiserv, Inc.(a)	154,351	16,506,296
PayPal Holdings, Inc.(a)	292,353	31,881,095
Square, Inc., Class A(a)	128,537	7,948,728
Twilio, Inc., Class A(a)	39,165	5,109,858
Visa, Inc., Class A	303,215	54,827,336
Total		132,066,115
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.0%
Broadcom, Inc.	62,649	17,707,113
Lam Research Corp.	96,409	20,295,059
NVIDIA Corp.	133,163	22,306,134
NXP Semiconductors NV	182,771	18,668,230
Teradyne, Inc.	179,290	9,496,991
Total		88,473,527
Software 14.8%
Adobe, Inc.(a)	150,391	42,787,743
Microsoft Corp.	730,252	100,672,541
Palo Alto Networks, Inc.(a)	89,565	18,237,225
PTC, Inc.(a)	48,568	3,179,747
Salesforce.com, Inc.(a)	151,597	23,659,744
ServiceNow, Inc.(a)	63,391	16,598,299
VMware, Inc., Class A	85,647	12,113,912
Total		217,249,211
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	369,472	77,123,585
Total Information Technology		537,194,940
Materials 1.2%
Chemicals 1.2%
Albemarle Corp.	149,909	9,253,882
Eastman Chemical Co.	128,153	8,377,362
Total		17,631,244
Total Materials		17,631,244
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.8%
American Tower Corp.	66,772	15,370,247
Equinix, Inc.	20,188	11,230,180
Total		26,600,427
Total Real Estate		26,600,427
Total Common Stocks (Cost $952,635,980)		1,453,326,120

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(b),(c)	11,932,947	11,931,754
Total Money Market Funds (Cost $11,931,754)		11,931,754
Total Investments in Securities (Cost: $964,567,734)		1,465,257,874
Other Assets & Liabilities, Net		5,115,315
Net Assets		1,470,373,189
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	16,199,955	156,789,090	(161,056,098)	11,932,947	203	—	191,914	11,931,754
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Growth Fund III | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	212,445,222	—	—	212,445,222
Consumer Discretionary	220,114,721	—	—	220,114,721
Consumer Staples	40,352,322	—	—	40,352,322
Financials	48,807,287	—	—	48,807,287
Health Care	240,517,966	—	—	240,517,966
Industrials	109,661,991	—	—	109,661,991
Information Technology	537,194,940	—	—	537,194,940
Materials	17,631,244	—	—	17,631,244
Real Estate	26,600,427	—	—	26,600,427
Total Common Stocks	1,453,326,120	—	—	1,453,326,120
Money Market Funds	11,931,754	—	—	11,931,754
Total Investments in Securities	1,465,257,874	—	—	1,465,257,874
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2019	9

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $952,635,980)	$1,453,326,120
Affiliated issuers (cost $11,931,754)	11,931,754
Receivable for:
Investments sold	7,397,831
Capital shares sold	544,327
Dividends	1,196,444
Foreign tax reclaims	6,814
Expense reimbursement due from Investment Manager	3,012
Prepaid expenses	7,886
Total assets	1,474,414,188
Liabilities
Payable for:
Investments purchased	1,617,998
Capital shares purchased	1,599,059
Management services fees	29,241
Distribution and/or service fees	7,947
Transfer agent fees	189,682
Compensation of board members	497,466
Compensation of chief compliance officer	183
Other expenses	99,423
Total liabilities	4,040,999
Net assets applicable to outstanding capital stock	$1,470,373,189
Represented by
Paid in capital	891,035,218
Total distributable earnings (loss)	579,337,971
Total - representing net assets applicable to outstanding capital stock	$1,470,373,189
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Growth Fund III | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
August 31, 2019 (Unaudited)
Class A
Net assets	$931,487,934
Shares outstanding	51,864,945
Net asset value per share	$17.96
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.06
Advisor Class
Net assets	$26,276,838
Shares outstanding	1,300,740
Net asset value per share	$20.20
Class C
Net assets	$43,613,801
Shares outstanding	3,619,363
Net asset value per share	$12.05
Institutional Class
Net assets	$431,115,316
Shares outstanding	22,036,778
Net asset value per share	$19.56
Institutional 2 Class
Net assets	$14,359,058
Shares outstanding	703,164
Net asset value per share	$20.42
Institutional 3 Class
Net assets	$745,975
Shares outstanding	37,920
Net asset value per share	$19.67
Class R
Net assets	$22,774,267
Shares outstanding	1,261,046
Net asset value per share	$18.06
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2019	11

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,800,000
Dividends — affiliated issuers	191,914
Foreign taxes withheld	(12,984)
Total income	6,978,930
Expenses:
Management services fees	5,521,330
Distribution and/or service fees
Class A	1,187,419
Class C	250,168
Class R	60,715
Transfer agent fees
Class A	621,138
Advisor Class	17,688
Class C	32,737
Institutional Class	309,355
Institutional 2 Class	4,157
Institutional 3 Class	83
Class R	15,882
Compensation of board members	52,949
Custodian fees	8,015
Printing and postage fees	65,944
Registration fees	58,197
Audit fees	13,963
Legal fees	11,786
Compensation of chief compliance officer	168
Other	18,452
Total expenses	8,250,146
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(622,017)
Total net expenses	7,628,129
Net investment loss	(649,199)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	89,638,078
Investments — affiliated issuers	203
Net realized gain	89,638,281
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	14,942,985
Net change in unrealized appreciation (depreciation)	14,942,985
Net realized and unrealized gain	104,581,266
Net increase in net assets resulting from operations	$103,932,067
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Growth Fund III | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations
Net investment loss	$(649,199)	$(2,510,193)
Net realized gain	89,638,281	121,415,653
Net change in unrealized appreciation (depreciation)	14,942,985	(53,833,080)
Net increase in net assets resulting from operations	103,932,067	65,072,380
Distributions to shareholders
Net investment income and net realized gains
Class A	(21,218,104)	(92,700,334)
Advisor Class	(542,374)	(2,500,640)
Class C	(1,534,083)	(21,242,037)
Institutional Class	(9,786,994)	(48,574,637)
Institutional 2 Class	(284,833)	(926,044)
Institutional 3 Class	(18,290)	(39,559)
Class R	(544,681)	(2,480,069)
Class T		(432)
Total distributions to shareholders	(33,929,359)	(168,463,752)
Decrease in net assets from capital stock activity	(123,414,852)	(113,505,925)
Total decrease in net assets	(53,412,144)	(216,897,297)
Net assets at beginning of period	1,523,785,333	1,740,682,630
Net assets at end of period	$1,470,373,189	$1,523,785,333
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2019	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,341,665	23,939,267	13,931,715	255,985,558
Distributions reinvested	826,391	14,726,282	3,648,728	62,240,447
Redemptions	(4,410,860)	(78,980,900)	(9,878,792)	(175,241,781)
Net increase (decrease)	(2,242,804)	(40,315,351)	7,701,651	142,984,224
Advisor Class
Subscriptions	73,017	1,469,307	215,699	4,244,833
Distributions reinvested	27,074	542,288	130,158	2,500,242
Redemptions	(164,292)	(3,331,882)	(351,883)	(6,956,623)
Net decrease	(64,201)	(1,320,287)	(6,026)	(211,548)
Class C
Subscriptions	81,485	991,690	320,078	3,907,106
Distributions reinvested	103,240	1,235,781	1,535,594	19,223,307
Redemptions	(1,464,512)	(17,708,739)	(19,119,904)	(248,986,743)
Net decrease	(1,279,787)	(15,481,268)	(17,264,232)	(225,856,330)
Institutional Class
Subscriptions	755,073	14,717,116	2,885,192	56,261,008
Distributions reinvested	418,977	8,128,153	2,150,109	40,009,637
Redemptions	(4,479,776)	(87,846,213)	(6,961,211)	(132,258,738)
Net decrease	(3,305,726)	(65,000,944)	(1,925,910)	(35,988,093)
Institutional 2 Class
Subscriptions	127,712	2,617,561	316,668	6,320,603
Distributions reinvested	14,061	284,748	47,893	925,648
Redemptions	(73,358)	(1,493,331)	(185,086)	(3,628,917)
Net increase	68,415	1,408,978	179,475	3,617,334
Institutional 3 Class
Subscriptions	9,036	174,685	30,754	592,956
Distributions reinvested	867	16,917	2,123	38,955
Redemptions	(13,560)	(265,670)	(4,535)	(87,404)
Net increase (decrease)	(3,657)	(74,068)	28,342	544,507
Class R
Subscriptions	91,600	1,650,354	240,337	4,380,576
Distributions reinvested	28,693	514,463	135,316	2,340,222
Redemptions	(265,329)	(4,796,729)	(293,297)	(5,313,149)
Net increase (decrease)	(145,036)	(2,631,912)	82,356	1,407,649
Class T
Redemptions	—	—	(231)	(3,668)
Net decrease	—	—	(231)	(3,668)
Total net decrease	(6,972,796)	(123,414,852)	(11,204,575)	(113,505,925)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Growth Fund III | Semiannual Report 2019

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Columbia Large Cap Growth Fund III | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$17.18	(0.01)	1.20	1.19	(0.41)	(0.41)
Year Ended 2/28/2019	$18.33	(0.03)	0.75	0.72	(1.87)	(1.87)
Year Ended 2/28/2018	$15.74	(0.01)	3.66	3.65	(1.06)	(1.06)
Year Ended 2/28/2017	$14.87	0.02	2.84	2.86	(1.99)	(1.99)
Year Ended 2/29/2016	$20.50	(0.09)	(1.73)	(1.82)	(3.81)	(3.81)
Year Ended 2/28/2015	$21.22	(0.05)	2.41	2.36	(3.08)	(3.08)
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$19.26	0.01	1.34	1.35	(0.41)	(0.41)
Year Ended 2/28/2019	$20.27	0.02	0.85	0.87	(1.88)	(1.88)
Year Ended 2/28/2018	$17.30	0.03	4.03	4.06	(1.09)	(1.09)
Year Ended 2/28/2017	$16.13	0.06	3.10	3.16	(1.99)	(1.99)
Year Ended 2/29/2016	$21.88	(0.05)	(1.89)	(1.94)	(3.81)	(3.81)
Year Ended 2/28/2015	$22.42	0.01	2.57	2.58	(3.12)	(3.12)
Class C
Six Months Ended 8/31/2019 (Unaudited)	$11.70	(0.05)	0.81	0.76	(0.41)	(0.41)
Year Ended 2/28/2019	$13.14	(0.12)	0.53	0.41	(1.85)	(1.85)
Year Ended 2/28/2018	$11.58	(0.10)	2.66	2.56	(1.00)	(1.00)
Year Ended 2/28/2017	$11.51	(0.07)	2.13	2.06	(1.99)	(1.99)
Year Ended 2/29/2016	$16.81	(0.18)	(1.34)	(1.52)	(3.78)	(3.78)
Year Ended 2/28/2015	$17.94	(0.16)	1.99	1.83	(2.96)	(2.96)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$18.66	0.01	1.30	1.31	(0.41)	(0.41)
Year Ended 2/28/2019	$19.70	0.02	0.82	0.84	(1.88)	(1.88)
Year Ended 2/28/2018	$16.84	0.03	3.92	3.95	(1.09)	(1.09)
Year Ended 2/28/2017	$15.74	0.06	3.03	3.09	(1.99)	(1.99)
Year Ended 2/29/2016	$21.44	(0.04)	(1.85)	(1.89)	(3.81)	(3.81)
Year Ended 2/28/2015	$22.04	0.01	2.51	2.52	(3.12)	(3.12)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$19.46	0.02	1.35	1.37	(0.41)	(0.41)
Year Ended 2/28/2019	$20.45	0.03	0.86	0.89	(1.88)	(1.88)
Year Ended 2/28/2018	$17.44	0.05	4.06	4.11	(1.10)	(1.10)
Year Ended 2/28/2017	$16.23	0.08	3.12	3.20	(1.99)	(1.99)
Year Ended 2/29/2016	$21.96	(0.01)	(1.90)	(1.91)	(3.82)	(3.82)
Year Ended 2/28/2015	$22.49	0.04	2.58	2.62	(3.15)	(3.15)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$18.75	0.02	1.31	1.33	(0.41)	(0.41)
Year Ended 2/28/2019	$19.77	0.04	0.82	0.86	(1.88)	(1.88)
Year Ended 2/28/2018(g)	$17.10	0.04	3.74	3.78	(1.11)	(1.11)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Growth Fund III | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	$17.96	6.92%	1.13% (c)	1.05% (c)	(0.14%) (c)	18%	$931,488
Year Ended 2/28/2019	$17.18	4.19%	1.12%	1.08% (d)	(0.16%)	23%	$929,808
Year Ended 2/28/2018	$18.33	23.65%	1.12%	1.12% (d)	(0.07%)	37%	$850,411
Year Ended 2/28/2017	$15.74	20.85%	1.18% (e)	1.17% (d),(e)	0.11%	29%	$840,034
Year Ended 2/29/2016	$14.87	(11.07%)	1.24% (f)	1.22% (d),(f)	(0.46%)	102%	$356,035
Year Ended 2/28/2015	$20.50	12.29%	1.22% (f)	1.22% (d),(f)	(0.23%)	53%	$543,323
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$20.20	7.00%	0.88% (c)	0.80% (c)	0.11% (c)	18%	$26,277
Year Ended 2/28/2019	$19.26	4.53%	0.87%	0.83% (d)	0.09%	23%	$26,286
Year Ended 2/28/2018	$20.27	23.93%	0.87%	0.87% (d)	0.18%	37%	$27,793
Year Ended 2/28/2017	$17.30	21.11%	0.92% (e)	0.92% (d),(e)	0.32%	29%	$24,411
Year Ended 2/29/2016	$16.13	(10.88%)	0.98% (f)	0.97% (d),(f)	(0.23%)	102%	$3,401
Year Ended 2/28/2015	$21.88	12.64%	0.98% (f)	0.97% (d),(f)	0.03%	53%	$18,848
Class C
Six Months Ended 8/31/2019 (Unaudited)	$12.05	6.48%	1.88% (c)	1.80% (c)	(0.89%) (c)	18%	$43,614
Year Ended 2/28/2019	$11.70	3.46%	1.86%	1.84% (d)	(0.96%)	23%	$57,316
Year Ended 2/28/2018	$13.14	22.74%	1.87%	1.87% (d)	(0.79%)	37%	$291,221
Year Ended 2/28/2017	$11.58	19.89%	1.91% (e)	1.91% (d),(e)	(0.63%)	29%	$426,640
Year Ended 2/29/2016	$11.51	(11.70%)	1.99% (f)	1.97% (d),(f)	(1.21%)	102%	$148,420
Year Ended 2/28/2015	$16.81	11.47%	1.97% (f)	1.97% (d),(f)	(0.98%)	53%	$227,979
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$19.56	7.01%	0.88% (c)	0.80% (c)	0.11% (c)	18%	$431,115
Year Ended 2/28/2019	$18.66	4.51%	0.87%	0.83% (d)	0.09%	23%	$472,922
Year Ended 2/28/2018	$19.70	23.93%	0.87%	0.87% (d)	0.19%	37%	$537,229
Year Ended 2/28/2017	$16.84	21.19%	0.90% (e)	0.90% (d),(e)	0.37%	29%	$450,897
Year Ended 2/29/2016	$15.74	(10.87%)	0.98% (f)	0.97% (d),(f)	(0.22%)	102%	$129,655
Year Ended 2/28/2015	$21.44	12.59%	0.98% (f)	0.97% (d),(f)	0.03%	53%	$285,397
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$20.42	7.03%	0.81% (c)	0.73% (c)	0.19% (c)	18%	$14,359
Year Ended 2/28/2019	$19.46	4.60%	0.80%	0.76%	0.17%	23%	$12,349
Year Ended 2/28/2018	$20.45	24.04%	0.80%	0.80%	0.26%	37%	$9,310
Year Ended 2/28/2017	$17.44	21.23%	0.83% (e)	0.83% (e)	0.46%	29%	$8,530
Year Ended 2/29/2016	$16.23	(10.72%)	0.83% (f)	0.83% (f)	(0.07%)	102%	$4,934
Year Ended 2/28/2015	$21.96	12.77%	0.82% (f)	0.82% (f)	0.17%	53%	$8,682
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$19.67	7.09%	0.77% (c)	0.69% (c)	0.23% (c)	18%	$746
Year Ended 2/28/2019	$18.75	4.61%	0.77%	0.71%	0.24%	23%	$780
Year Ended 2/28/2018(g)	$19.77	22.55%	0.76%	0.76%	0.19%	37%	$262
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 8/31/2019 (Unaudited)	$17.30	(0.04)	1.21	1.17	(0.41)	(0.41)
Year Ended 2/28/2019	$18.47	(0.07)	0.76	0.69	(1.86)	(1.86)
Year Ended 2/28/2018	$15.87	(0.05)	3.67	3.62	(1.02)	(1.02)
Year Ended 2/28/2017(h)	$14.69	(0.01)	1.30	1.29	(0.11)	(0.11)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
02/28/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Class R shares commenced operations on October 26, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Growth Fund III | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 8/31/2019 (Unaudited)	$18.06	6.75%	1.38% (c)	1.30% (c)	(0.39%) (c)	18%	$22,774
Year Ended 2/28/2019	$17.30	4.00%	1.37%	1.33% (d)	(0.41%)	23%	$24,324
Year Ended 2/28/2018	$18.47	23.28%	1.37%	1.37% (d)	(0.31%)	37%	$24,453
Year Ended 2/28/2017(h)	$15.87	8.81%	1.35% (c)	1.35% (c),(d)	(0.14%) (c)	29%	$26,278
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2019	19

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Fund III (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
20	Columbia Large Cap Growth Fund III | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Large Cap Growth Fund III | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended August 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2019 was 0.72% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
22	Columbia Large Cap Growth Fund III | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.02
Class R	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Large Cap Growth Fund III | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSC), received by the Distributor for distributing Fund shares for the six months ended August 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	71,119
Class C	—	1.00 (b)	708

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2020
Class A	1.05
Advisor Class	0.80
Class C	1.80
Institutional Class	0.80
Institutional 2 Class	0.73
Institutional 3 Class	0.69
Class R	1.30
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
24	Columbia Large Cap Growth Fund III | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
964,568,000	533,439,000	(32,749,000)	500,690,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2019 as arising on March 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
254,472	7,551,929
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $272,782,497 and $435,287,986, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2019.
Columbia Large Cap Growth Fund III | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2019.
Note 9. Significant risks
Shareholder concentration risk
At August 31, 2019, one unaffiliated shareholder of record owned 25.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
26	Columbia Large Cap Growth Fund III | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Large Cap Growth Fund III | Semiannual Report 2019	27

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Growth Fund III (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
28	Columbia Large Cap Growth Fund III | Semiannual Report 2019

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as increased scrutiny of Fund research tools) had been taken or are contemplated to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall
Columbia Large Cap Growth Fund III | Semiannual Report 2019	29

Approval of Management Agreement  (continued)

reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
30	Columbia Large Cap Growth Fund III | Semiannual Report 2019

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Columbia Large Cap Growth Fund III
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR186_02_J01_(10/19)

SemiAnnual Report
August 31, 2019
Columbia Mid Cap Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Mid Cap Index Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Mid Cap Index Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400 Index.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Vadim Shteyn
Portfolio Manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/31/00	-0.91	-6.89	6.72	12.34
Institutional Class	03/31/00	-0.74	-6.60	6.99	12.62
Institutional 2 Class*	11/08/12	-0.79	-6.63	6.98	12.63
Institutional 3 Class*	03/01/17	-0.76	-6.60	6.99	12.62
S&P MidCap 400 Index		-0.67	-6.43	7.22	12.85
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P MidCap 400 Index is a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Mid Cap Index Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
STERIS PLC	0.8
NVR, Inc.	0.7
Teledyne Technologies, Inc.	0.7
Zebra Technologies Corp., Class A	0.7
Alleghany Corp.	0.7
West Pharmaceutical Services, Inc.	0.6
Old Dominion Freight Line, Inc.	0.6
Camden Property Trust	0.6
Factset Research Systems, Inc.	0.6
WR Berkley Corp.	0.6
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2019)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2019)
Communication Services	2.5
Consumer Discretionary	13.0
Consumer Staples	2.7
Energy	2.3
Financials	16.3
Health Care	9.9
Industrials	15.5
Information Technology	15.3
Materials	6.3
Real Estate	11.2
Utilities	5.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Mid Cap Index Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	990.90	1,022.75	2.24	2.28	0.45
Institutional Class	1,000.00	1,000.00	992.60	1,024.00	1.00	1.01	0.20
Institutional 2 Class	1,000.00	1,000.00	992.10	1,024.00	1.00	1.01	0.20
Institutional 3 Class	1,000.00	1,000.00	992.40	1,024.00	1.00	1.01	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Mid Cap Index Fund | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 2.5%
Entertainment 1.0%
Cinemark Holdings, Inc.	248,713	9,490,888
Live Nation Entertainment, Inc.(a)	325,990	22,659,565
World Wrestling Entertainment, Inc., Class A	101,900	7,278,717
Total		39,429,170
Interactive Media & Services 0.2%
Cars.com Inc(a)	143,060	1,274,665
Yelp, Inc.(a)	153,050	5,128,705
Total		6,403,370
Media 1.2%
AMC Networks, Inc., Class A(a)	105,784	5,130,524
Cable One, Inc.	11,574	15,018,654
John Wiley & Sons, Inc., Class A	105,164	4,679,798
Meredith Corp.	93,518	4,094,218
New York Times Co. (The), Class A	331,579	9,682,107
TEGNA, Inc.	504,950	7,225,834
Total		45,831,135
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	219,305	5,526,486
Total Communication Services		97,190,161
Consumer Discretionary 12.9%
Auto Components 1.0%
Adient PLC	203,020	4,094,913
Dana, Inc.	335,880	4,275,752
Delphi Technologies PLC	205,290	2,715,987
Gentex Corp.	596,506	15,867,060
Goodyear Tire & Rubber Co. (The)	542,570	6,223,278
Visteon Corp.(a)	65,990	4,551,330
Total		37,728,320
Automobiles 0.1%
Thor Industries, Inc.	122,084	5,604,877
Distributors 0.5%
Pool Corp.	92,830	18,229,955
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.(a)	132,058	5,641,518
Graham Holdings Co., Class B	10,152	7,147,617
Service Corp. International	425,341	19,693,288
Sotheby’s (a)	77,242	4,460,726
Weight Watchers International, Inc.(a)	90,690	2,719,793
Total		39,662,942
Hotels, Restaurants & Leisure 4.3%
Boyd Gaming Corp.	186,490	4,483,220
Brinker International, Inc.	87,519	3,325,722
Caesars Entertainment Corp.(a)	1,365,970	15,722,315
Cheesecake Factory, Inc. (The)	97,075	3,687,879
Churchill Downs, Inc.	82,570	10,177,578
Cracker Barrel Old Country Store, Inc.	56,120	9,282,248
Domino’s Pizza, Inc.	95,930	21,760,761
Dunkin’ Brands Group, Inc.	192,890	15,901,852
Eldorado Resorts, Inc.(a)	151,880	5,848,899
International Speedway Corp., Class A	55,679	2,506,669
Jack in the Box, Inc.	60,250	5,140,530
Marriott Vacations Worldwide Corp.	91,029	8,974,549
Papa John’s International, Inc.	52,660	2,620,362
Penn National Gaming, Inc.(a)	248,790	4,769,304
Scientific Games Corp., Class A(a)	130,130	2,404,802
Six Flags Entertainment Corp.	167,150	9,890,266
Texas Roadhouse, Inc.	155,920	8,023,643
Wendy’s Co. (The)	425,368	9,358,096
Wyndham Destinations, Inc.	218,500	9,688,290
Wyndham Hotels & Resorts, Inc.	227,080	11,667,370
Total		165,234,355
Household Durables 1.8%
Helen of Troy Ltd.(a)	58,380	8,961,914
KB Home	197,326	5,542,887
NVR, Inc.(a)	7,872	28,331,328
Tempur Sealy International, Inc.(a)	107,304	8,275,284
Toll Brothers, Inc.	308,916	11,179,670
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Mid Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TRI Pointe Group, Inc.(a)	331,910	4,646,740
Tupperware Brands Corp.	113,750	1,479,888
Total		68,417,711
Internet & Direct Marketing Retail 0.3%
GrubHub, Inc.(a)	214,510	12,729,023
Leisure Products 0.7%
Brunswick Corp.	203,230	9,470,518
Mattel, Inc.(a)	806,200	7,900,760
Polaris, Inc.	133,984	10,989,368
Total		28,360,646
Multiline Retail 0.2%
Dillard’s, Inc., Class A	41,590	2,433,847
Ollie’s Bargain Outlet Holdings, Inc.(a)	121,500	6,737,175
Total		9,171,022
Specialty Retail 2.2%
Aaron’s, Inc.	157,949	10,126,110
American Eagle Outfitters, Inc.	381,864	6,422,953
AutoNation, Inc.(a)	133,250	6,324,045
Bed Bath & Beyond, Inc.	308,290	2,981,164
Dick’s Sporting Goods, Inc.	157,620	5,365,385
Five Below, Inc.(a)	130,610	16,048,051
Foot Locker, Inc.	264,230	9,562,484
Michaels Companies, Inc. (The)(a)	210,420	1,193,081
Murphy U.S.A., Inc.(a)	69,830	6,242,802
Sally Beauty Holdings, Inc.(a)	281,430	3,441,889
Signet Jewelers Ltd.	121,810	1,490,954
Urban Outfitters, Inc.(a)	160,050	3,746,771
Williams-Sonoma, Inc.	183,928	12,102,462
Total		85,048,151
Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	105,512	9,652,238
Deckers Outdoor Corp.(a)	68,012	10,028,369
Skechers U.S.A., Inc., Class A(a)	313,650	9,930,159
Total		29,610,766
Total Consumer Discretionary		499,797,768
Consumer Staples 2.7%
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A(a)	20,420	8,952,536
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	85,490	14,349,496
Sprouts Farmers Market, Inc.(a)	275,300	4,941,635
Total		19,291,131
Food Products 1.6%
Flowers Foods, Inc.	429,371	9,789,659
Hain Celestial Group, Inc. (The)(a)	209,050	3,982,403
Ingredion, Inc.	155,646	12,026,766
Lancaster Colony Corp.	45,575	6,649,392
Post Holdings, Inc.(a)	155,691	15,520,836
Sanderson Farms, Inc.	45,500	6,807,710
Tootsie Roll Industries, Inc.	44,159	1,619,752
TreeHouse Foods, Inc.(a)	131,030	6,636,670
Total		63,033,188
Household Products 0.2%
Energizer Holdings, Inc.	148,403	5,713,516
Personal Products 0.2%
Edgewell Personal Care Co.(a)	126,333	3,517,111
Nu Skin Enterprises, Inc., Class A	129,500	5,260,290
Total		8,777,401
Total Consumer Staples		105,767,772
Energy 2.3%
Energy Equipment & Services 0.7%
Apergy Corp.(a)	180,630	4,692,767
Core Laboratories NV	103,520	4,098,357
McDermott International, Inc.(a)	423,980	2,001,186
Oceaneering International, Inc.(a)	230,896	2,992,412
Patterson-UTI Energy, Inc.	486,723	4,210,154
Transocean Ltd.(a)	1,184,830	5,390,976
Valaris PLC	459,468	2,141,121
Total		25,526,973
Oil, Gas & Consumable Fuels 1.6%
Callon Petroleum Co.(a)	531,930	2,186,232
Chesapeake Energy Corp.(a)	2,440,250	3,513,960
CNX Resources Corp.(a)	456,210	3,635,994
EQT Corp.	596,340	6,064,778
Equitrans Midstream Corp.	476,150	6,423,263
Matador Resources Co.(a)	242,200	3,790,430

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Murphy Oil Corp.	355,980	6,489,515
Oasis Petroleum, Inc.(a)	631,340	1,969,781
PBF Energy, Inc., Class A	279,720	6,629,364
QEP Resources, Inc.	555,580	1,977,865
Range Resources Corp.	486,510	1,731,976
Southwestern Energy Co.(a)	1,263,020	1,995,572
World Fuel Services Corp.	156,960	6,027,264
WPX Energy, Inc.(a)	926,410	9,968,171
Total		62,404,165
Total Energy		87,931,138
Financials 16.1%
Banks 6.9%
Associated Banc-Corp.	382,539	7,360,050
BancorpSouth Bank	214,650	5,922,194
Bank of Hawaii Corp.	95,666	7,909,665
Bank OZK	282,140	7,279,212
Cathay General Bancorp	178,235	5,915,620
Commerce Bancshares, Inc.	229,546	13,100,190
Cullen/Frost Bankers, Inc.	147,259	12,223,970
East West Bancorp, Inc.	339,697	13,971,738
First Financial Bankshares, Inc.	316,720	9,697,966
First Horizon National Corp.	736,030	11,651,355
FNB Corp.	757,940	8,147,855
Fulton Financial Corp.	393,995	6,284,220
Hancock Whitney Corp.	200,061	7,024,142
Home Bancshares, Inc.	360,730	6,392,136
International Bancshares Corp.	127,162	4,525,696
PacWest Bancorp	277,350	9,452,088
Pinnacle Financial Partners, Inc.	168,840	8,892,803
Prosperity Bancshares, Inc.	154,905	10,056,433
Signature Bank	128,591	15,000,140
Sterling Bancorp	489,100	9,327,137
Synovus Financial Corp.	367,595	13,064,326
TCF Financial Corp.	361,704	13,947,306
Texas Capital Bancshares, Inc.(a)	117,340	6,322,279
Trustmark Corp.	151,100	4,937,948
UMB Financial Corp.	103,070	6,423,322
Umpqua Holdings Corp.	514,590	8,084,209
United Bankshares, Inc.	238,340	8,789,979
Common Stocks (continued)
Issuer	Shares	Value ($)
Valley National Bancorp	774,281	8,137,693
Webster Financial Corp.	215,055	9,625,862
Wintrust Financial Corp.	132,250	8,309,267
Total		267,776,801
Capital Markets 2.6%
Eaton Vance Corp.	266,232	11,479,924
Evercore, Inc., Class A	95,840	7,644,198
Factset Research Systems, Inc.	89,254	24,285,121
Federated Investors, Inc., Class B	224,420	7,190,417
Interactive Brokers Group, Inc., Class A	175,240	8,271,328
Janus Henderson Group PLC	382,597	7,311,429
Legg Mason, Inc.	202,120	7,435,995
SEI Investments Co.	299,015	17,196,352
Stifel Financial Corp.	165,160	8,822,847
Total		99,637,611
Consumer Finance 0.5%
Green Dot Corp., Class A(a)	111,650	3,414,257
Navient Corp.	497,090	6,332,927
SLM Corp.	1,008,890	8,515,031
Total		18,262,215
Insurance 5.5%
Alleghany Corp.(a)	33,708	25,257,741
American Financial Group, Inc.	165,367	16,697,106
Brighthouse Financial, Inc.(a)	270,290	9,530,425
Brown & Brown, Inc.	546,366	20,155,442
CNO Financial Group, Inc.	373,430	5,407,266
First American Financial Corp.	261,635	15,292,566
Genworth Financial, Inc., Class A(a)	1,174,700	5,203,921
Hanover Insurance Group, Inc. (The)	94,990	12,647,919
Kemper Corp.	145,861	10,207,353
Mercury General Corp.	63,301	3,386,604
Old Republic International Corp.	664,636	15,525,897
Primerica, Inc.	98,825	11,776,975
Reinsurance Group of America, Inc.	146,009	22,481,006
RenaissanceRe Holdings Ltd.	103,060	18,607,483
WR Berkley Corp.	337,634	24,056,422
Total		216,234,126

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Mid Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.6%
LendingTree, Inc.(a)	17,430	5,404,869
New York Community Bancorp, Inc.	1,090,764	12,587,417
Washington Federal, Inc.	187,749	6,683,864
Total		24,676,150
Total Financials		626,586,903
Health Care 9.8%
Biotechnology 0.7%
Exelixis, Inc.(a)	704,300	13,980,355
Ligand Pharmaceuticals, Inc.(a)	45,740	4,158,223
United Therapeutics Corp.(a)	102,248	8,441,595
Total		26,580,173
Health Care Equipment & Supplies 4.1%
Avanos Medical, Inc.(a)	110,870	3,678,667
Cantel Medical Corp.	84,810	7,796,583
Globus Medical, Inc., Class A(a)	178,670	9,124,677
Haemonetics Corp.(a)	119,510	15,958,170
Hill-Rom Holdings, Inc.	155,844	16,781,282
ICU Medical, Inc.(a)	38,970	6,303,398
Inogen, Inc.(a)	41,970	1,946,149
Integra LifeSciences Holdings Corp.(a)	165,580	9,938,112
LivaNova PLC(a)	112,780	8,755,111
Masimo Corp.(a)	114,570	17,557,852
NuVasive, Inc.(a)	121,100	7,692,272
STERIS PLC	197,338	30,468,987
West Pharmaceutical Services, Inc.	171,510	24,947,845
Total		160,949,105
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.(a)	207,020	5,477,749
Amedisys, Inc.(a)	68,060	8,760,003
Chemed Corp.	37,200	15,974,796
Covetrus, Inc.(a)	224,200	2,979,618
Encompass Health Corp.	230,720	14,025,469
HealthEquity, Inc.(a)	162,150	9,625,224
Mednax, Inc.(a)	201,972	4,257,570
Molina Healthcare, Inc.(a)	146,150	19,040,422
Common Stocks (continued)
Issuer	Shares	Value ($)
Patterson Companies, Inc.	193,240	3,230,973
Tenet Healthcare Corp.(a)	194,970	4,221,100
Total		87,592,924
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.(a)	388,453	3,527,153
Medidata Solutions, Inc.(a)	145,310	13,307,490
Total		16,834,643
Life Sciences Tools & Services 1.8%
Bio-Rad Laboratories, Inc., Class A(a)	46,761	15,791,657
Bio-Techne Corp.	88,391	16,933,064
Charles River Laboratories International, Inc.(a)	113,788	14,928,986
Pra Health Sciences, Inc.(a)	137,930	13,633,001
Syneos Health, Inc.(a)	142,870	7,504,961
Total		68,791,669
Pharmaceuticals 0.6%
Catalent, Inc.(a)	340,090	17,936,346
Mallinckrodt PLC(a)	195,620	506,656
Prestige Consumer Healthcare, Inc.(a)	120,890	3,853,973
Total		22,296,975
Total Health Care		383,045,489
Industrials 15.3%
Aerospace & Defense 1.2%
Axon Enterprise, Inc.(a)	138,000	8,275,860
Curtiss-Wright Corp.	99,830	12,243,151
Teledyne Technologies, Inc.(a)	84,570	26,097,456
Total		46,616,467
Air Freight & Logistics 0.4%
XPO Logistics, Inc.(a)	214,620	15,207,973
Airlines 0.3%
JetBlue Airways Corp.(a)	702,386	12,165,325
Building Products 0.9%
Lennox International, Inc.	82,382	20,906,904
Resideo Technologies, Inc.(a)	286,370	3,946,179
Trex Company, Inc.(a)	136,540	11,678,266
Total		36,531,349

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.6%
Brink’s Co. (The)	116,390	8,758,348
Clean Harbors, Inc.(a)	118,660	8,727,443
Deluxe Corp.	101,852	4,693,340
Healthcare Services Group, Inc.	172,880	3,898,444
Herman Miller, Inc.	137,269	5,803,733
HNI Corp.	101,155	3,155,024
MSA Safety, Inc.	82,176	8,680,251
Stericycle, Inc.(a)	199,730	8,965,880
Tetra Tech, Inc.	127,740	10,362,269
Total		63,044,732
Construction & Engineering 1.4%
AECOM (a)	367,235	13,029,498
Dycom Industries, Inc.(a)	73,480	3,269,860
EMCOR Group, Inc.	130,920	11,447,645
Fluor Corp.	326,580	5,770,669
Granite Construction, Inc.	109,262	3,107,411
MasTec, Inc.(a)	144,210	9,066,483
Valmont Industries, Inc.	51,011	6,911,990
Total		52,603,556
Electrical Equipment 1.3%
Acuity Brands, Inc.	93,140	11,680,687
EnerSys	100,030	5,601,680
Hubbell, Inc.	127,225	16,684,286
nVent Electric PLC	370,960	7,515,650
Regal Beloit Corp.	99,934	7,085,321
Total		48,567,624
Industrial Conglomerates 0.5%
Carlisle Companies, Inc.	133,174	19,304,903
Machinery 4.2%
AGCO Corp.	150,541	10,405,394
Colfax Corp.(a)	222,240	6,044,928
Crane Co.	118,805	9,057,693
Donaldson Co., Inc.	297,635	14,393,629
Graco, Inc.	388,646	17,710,598
ITT, Inc.	204,922	11,664,160
Kennametal, Inc.	192,296	5,747,727
Lincoln Electric Holdings, Inc.	146,575	12,101,232
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordson Corp.	120,676	16,407,109
Oshkosh Corp.	163,180	11,466,659
Terex Corp.	146,235	3,631,015
Timken Co. (The)	159,895	6,424,581
Toro Co. (The)	248,410	17,888,004
Trinity Industries, Inc.	303,036	5,294,039
Woodward, Inc.	130,477	14,071,945
Total		162,308,713
Marine 0.2%
Kirby Corp.(a)	125,828	9,259,683
Professional Services 0.7%
ASGN, Inc.(a)	123,230	7,698,178
Insperity, Inc.	87,620	8,679,637
ManpowerGroup, Inc.	139,617	11,412,294
Total		27,790,109
Road & Rail 1.9%
Avis Budget Group, Inc.(a)	148,830	3,686,519
Genesee & Wyoming, Inc., Class A(a)	131,904	14,625,516
Knight-Swift Transportation Holdings, Inc.	290,910	9,931,667
Landstar System, Inc.	93,738	10,453,662
Old Dominion Freight Line, Inc.	151,140	24,750,686
Ryder System, Inc.	124,400	5,992,348
Werner Enterprises, Inc.	101,134	3,305,059
Total		72,745,457
Trading Companies & Distributors 0.7%
GATX Corp.	84,488	6,270,699
MSC Industrial Direct Co., Inc., Class A	104,970	7,098,071
NOW, Inc.(a)	253,750	3,017,088
Watsco, Inc.	75,223	12,302,722
Total		28,688,580
Total Industrials		594,834,471
Information Technology 15.2%
Communications Equipment 1.1%
Ciena Corp.(a)	334,032	13,671,930
InterDigital, Inc.	74,044	3,640,743
Lumentum Holdings, Inc.(a)	178,310	9,942,566
Netscout Systems, Inc.(a)	162,710	3,604,027

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Mid Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Plantronics, Inc.	76,559	2,378,688
Viasat, Inc.(a)	132,950	10,546,923
Total		43,784,877
Electronic Equipment, Instruments & Components 3.9%
Arrow Electronics, Inc.(a)	197,736	13,683,331
Avnet, Inc.	248,090	10,392,490
Belden, Inc.	90,170	4,112,654
Cognex Corp.	399,950	18,029,746
Coherent, Inc.(a)	56,460	8,184,442
Jabil, Inc.	324,690	9,354,319
Littelfuse, Inc.	57,710	9,006,800
National Instruments Corp.	261,606	10,987,452
SYNNEX Corp.	96,830	8,115,322
Tech Data Corp.(a)	85,154	7,896,330
Trimble Navigation Ltd.(a)	587,278	22,034,671
Vishay Intertechnology, Inc.	308,868	4,889,380
Zebra Technologies Corp., Class A(a)	125,975	25,828,654
Total		152,515,591
IT Services 2.7%
CACI International, Inc., Class A(a)	58,050	12,903,934
CoreLogic, Inc.(a)	188,317	9,114,543
KBR, Inc.	330,167	8,425,862
LiveRamp Holdings, Inc.(a)	160,973	6,818,816
MAXIMUS, Inc.	148,930	11,458,674
Perspecta, Inc.	326,630	8,476,049
Sabre Corp.	641,160	15,157,022
Science Applications International Corp.	118,784	10,454,180
WEX, Inc.(a)	100,947	20,648,709
Total		103,457,789
Semiconductors & Semiconductor Equipment 3.8%
Cirrus Logic, Inc.(a)	135,640	7,275,730
Cree, Inc.(a)	245,638	10,545,239
Cypress Semiconductor Corp.	854,062	19,651,967
First Solar, Inc.(a)	177,040	10,988,873
MKS Instruments, Inc.	126,870	9,932,652
Monolithic Power Systems, Inc.	92,450	13,919,272
Semtech Corp.(a)	155,620	6,531,371
Silicon Laboratories, Inc.(a)	101,152	11,025,568
Common Stocks (continued)
Issuer	Shares	Value ($)
Synaptics, Inc.(a)	80,520	2,578,250
Teradyne, Inc.	400,020	21,189,060
Universal Display Corp.	99,160	20,374,405
Versum Materials, Inc.	254,960	13,257,920
Total		147,270,307
Software 3.5%
ACI Worldwide, Inc.(a)	258,048	7,684,669
Blackbaud, Inc.	114,800	10,443,356
CDK Global, Inc.	283,890	12,252,692
CommVault Systems, Inc.(a)	89,555	3,884,000
Fair Isaac Corp.(a)	67,662	23,865,741
j2 Global, Inc.	108,510	9,179,946
LogMeIn, Inc.	116,280	7,772,155
Manhattan Associates, Inc.(a)	150,760	12,457,299
PTC, Inc.(a)	241,650	15,820,826
Teradata Corp.(a)	273,300	8,436,771
Tyler Technologies, Inc.(a)	89,490	22,957,765
Total		134,755,220
Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.(a)	280,310	8,832,568
Total Information Technology		590,616,352
Materials 6.2%
Chemicals 2.6%
Ashland Global Holdings, Inc.	146,400	10,722,336
Cabot Corp.	136,459	5,458,360
Chemours Co. LLC (The)	382,680	5,422,576
Ingevity Corp.(a)	97,660	7,438,762
Minerals Technologies, Inc.	82,235	3,963,727
NewMarket Corp.	20,363	9,667,334
Olin Corp.	384,773	6,533,446
PolyOne Corp.	181,620	5,813,656
RPM International, Inc.	305,921	20,701,674
Scotts Miracle-Gro Co. (The), Class A	91,917	9,772,616
Sensient Technologies Corp.	98,770	6,451,656
Valvoline, Inc.	439,237	9,926,756
Total		101,872,899
Construction Materials 0.2%
Eagle Materials, Inc.	102,970	8,669,044

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.1%
AptarGroup, Inc.	147,482	18,025,250
Greif, Inc., Class A	61,303	2,157,253
Owens-Illinois, Inc.	362,300	3,684,591
Silgan Holdings, Inc.	181,580	5,403,821
Sonoco Products Co.	233,506	13,356,543
Total		42,627,458
Metals & Mining 2.0%
Allegheny Technologies, Inc.(a)	294,160	5,830,251
Carpenter Technology Corp.	110,592	5,379,195
Commercial Metals Co.	275,222	4,312,729
Compass Minerals International, Inc.	79,074	3,932,350
Reliance Steel & Aluminum Co.	156,921	15,257,429
Royal Gold, Inc.	152,915	20,395,803
Steel Dynamics, Inc.	518,709	14,005,143
United States Steel Corp.	402,350	4,454,014
Worthington Industries, Inc.	90,960	3,156,312
Total		76,723,226
Paper & Forest Products 0.3%
Domtar Corp.	147,276	4,852,744
Louisiana-Pacific Corp.	288,117	6,926,333
Total		11,779,077
Total Materials		241,671,704
Real Estate 11.1%
Equity Real Estate Investment Trusts (REITS) 10.7%
Alexander & Baldwin, Inc.	158,259	3,622,549
American Campus Communities, Inc.	320,353	14,890,007
Brixmor Property Group, Inc.	695,480	12,817,696
Camden Property Trust	225,647	24,426,288
CoreCivic, Inc.	277,895	4,710,320
Coresite Realty Corp.	86,120	10,005,422
Corporate Office Properties Trust	261,211	7,546,386
Cousins Properties, Inc.	339,155	11,768,678
CyrusOne, Inc.	264,140	19,403,724
Douglas Emmett, Inc.	377,560	15,933,032
EastGroup Properties, Inc.	85,780	10,681,326
EPR Properties	176,200	13,787,650
First Industrial Realty Trust, Inc.	295,210	11,498,430
Common Stocks (continued)
Issuer	Shares	Value ($)
GEO Group, Inc. (The)	282,885	4,854,307
Healthcare Realty Trust, Inc.	301,580	10,021,503
Highwoods Properties, Inc.	242,014	10,457,425
Hospitality Properties Trust	383,793	9,264,763
JBG SMITH Properties	281,670	10,776,694
Kilroy Realty Corp.	235,665	18,348,877
Lamar Advertising Co., Class A	199,709	15,307,695
Liberty Property Trust	346,071	18,037,221
Life Storage, Inc.	108,840	11,532,686
Mack-Cali Realty Corp.	210,848	4,294,974
Medical Properties Trust, Inc.	1,025,590	19,065,718
National Retail Properties, Inc.	379,678	21,318,920
Omega Healthcare Investors, Inc.	500,690	20,368,069
Pebblebrook Hotel Trust	304,893	8,222,964
PotlatchDeltic Corp.	157,745	6,070,028
PS Business Parks, Inc.	46,710	8,389,583
Rayonier, Inc.	302,565	8,108,742
Sabra Health Care REIT, Inc.	442,339	9,563,369
Senior Housing Properties Trust	554,845	4,710,634
Spirit Realty Capital, Inc.	203,840	9,772,090
Tanger Factory Outlet Centers, Inc.	219,630	3,105,568
Taubman Centers, Inc.	142,759	5,574,739
Uniti Group, Inc.	429,814	3,176,325
Urban Edge Properties	281,020	4,920,660
Weingarten Realty Investors	279,237	7,396,988
Total		413,752,050
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	120,738	16,184,929
Total Real Estate		429,936,979
Utilities 4.9%
Electric Utilities 1.6%
Allete, Inc.	120,490	10,329,608
Hawaiian Electric Industries, Inc.	254,256	11,288,967
IDACORP, Inc.	117,599	12,913,546
OGE Energy Corp.	467,198	20,028,778
PNM Resources, Inc.	185,910	9,483,269
Total		64,044,168

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Mid Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 1.9%
National Fuel Gas Co.	201,435	9,415,072
New Jersey Resources Corp.	208,240	9,524,897
ONE Gas, Inc.	122,970	11,265,282
Southwest Gas Holdings, Inc.	124,630	11,369,995
Spire, Inc.	118,440	10,055,556
UGI Corp.	486,861	23,695,525
Total		75,326,327
Multi-Utilities 0.8%
Black Hills Corp.	126,802	9,726,981
MDU Resources Group, Inc.	462,316	12,431,677
NorthWestern Corp.	117,720	8,527,637
Total		30,686,295
Water Utilities 0.6%
Aqua America, Inc.	503,518	22,300,812
Total Utilities		192,357,602
Total Common Stocks (Cost $2,798,551,098)		3,849,736,339

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(b),(c)	39,484,710	39,480,762
Total Money Market Funds (Cost $39,480,762)		39,480,762
Total Investments in Securities (Cost: $2,838,031,860)		3,889,217,101
Other Assets & Liabilities, Net		(1,540,072)
Net Assets		3,887,677,029

At August 31, 2019, securities and/or cash totaling $1,855,700 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 E-mini	241	09/2019	USD	45,341,740	—	(646,170)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	53,663,946	313,873,531	(328,052,767)	39,484,710	757	—	524,541	39,480,762
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	97,190,161	—	—	97,190,161
Consumer Discretionary	499,797,768	—	—	499,797,768
Consumer Staples	105,767,772	—	—	105,767,772
Energy	87,931,138	—	—	87,931,138
Financials	626,586,903	—	—	626,586,903
Health Care	383,045,489	—	—	383,045,489
Industrials	594,834,471	—	—	594,834,471
Information Technology	590,616,352	—	—	590,616,352
Materials	241,671,704	—	—	241,671,704
Real Estate	429,936,979	—	—	429,936,979
Utilities	192,357,602	—	—	192,357,602
Total Common Stocks	3,849,736,339	—	—	3,849,736,339
Money Market Funds	39,480,762	—	—	39,480,762
Total Investments in Securities	3,889,217,101	—	—	3,889,217,101
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Mid Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Liability
Futures Contracts	(646,170)	—	—	(646,170)
Total	3,888,570,931	—	—	3,888,570,931
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2019	15

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,798,551,098)	$3,849,736,339
Affiliated issuers (cost $39,480,762)	39,480,762
Margin deposits on:
Futures contracts	1,855,700
Receivable for:
Capital shares sold	2,559,977
Dividends	4,104,268
Variation margin for futures contracts	93,990
Expense reimbursement due from Investment Manager	12,566
Prepaid expenses	16,394
Total assets	3,897,859,996
Liabilities
Payable for:
Capital shares purchased	9,303,676
Management services fees	21,296
Distribution and/or service fees	8,407
Transfer agent fees	488,614
Compensation of board members	222,890
Compensation of chief compliance officer	499
Other expenses	137,585
Total liabilities	10,182,967
Net assets applicable to outstanding capital stock	$3,887,677,029
Represented by
Paid in capital	2,742,396,849
Total distributable earnings (loss)	1,145,280,180
Total - representing net assets applicable to outstanding capital stock	$3,887,677,029
Class A
Net assets	$1,223,472,637
Shares outstanding	81,445,233
Net asset value per share	$15.02
Institutional Class
Net assets	$1,848,652,176
Shares outstanding	123,581,101
Net asset value per share	$14.96
Institutional 2 Class
Net assets	$788,903,397
Shares outstanding	51,590,439
Net asset value per share	$15.29
Institutional 3 Class
Net assets	$26,648,819
Shares outstanding	1,815,208
Net asset value per share	$14.68
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Mid Cap Index Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$34,932,132
Dividends — affiliated issuers	524,541
Foreign taxes withheld	(17,411)
Total income	35,439,262
Expenses:
Management services fees	4,081,468
Distribution and/or service fees
Class A	1,647,545
Transfer agent fees
Class A	774,359
Institutional Class	1,138,126
Institutional 2 Class	245,794
Institutional 3 Class	1,796
Compensation of board members	48,087
Custodian fees	24,344
Printing and postage fees	85,018
Registration fees	62,217
Licensing fees and expenses	20,238
Audit fees	16,251
Legal fees	24,844
Compensation of chief compliance officer	452
Other	34,404
Total expenses	8,204,943
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,491,583)
Total net expenses	5,713,360
Net investment income	29,725,902
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	100,023,878
Investments — affiliated issuers	757
Futures contracts	2,902,851
Net realized gain	102,927,486
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(156,635,102)
Futures contracts	(4,869,623)
Net change in unrealized appreciation (depreciation)	(161,504,725)
Net realized and unrealized loss	(58,577,239)
Net decrease in net assets resulting from operations	$(28,851,337)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2019	17

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations
Net investment income	$29,725,902	$57,223,936
Net realized gain	102,927,486	374,130,650
Net change in unrealized appreciation (depreciation)	(161,504,725)	(281,069,075)
Net increase (decrease) in net assets resulting from operations	(28,851,337)	150,285,511
Distributions to shareholders
Net investment income and net realized gains
Class A	(26,577,874)	(112,473,667)
Institutional Class	(39,792,344)	(171,180,770)
Institutional 2 Class	(16,123,376)	(74,829,346)
Institutional 3 Class	(548,252)	(1,466,207)
Total distributions to shareholders	(83,041,846)	(359,949,990)
Decrease in net assets from capital stock activity	(154,384,503)	(310,371,005)
Total decrease in net assets	(266,277,686)	(520,035,484)
Net assets at beginning of period	4,153,954,715	4,673,990,199
Net assets at end of period	$3,887,677,029	$4,153,954,715
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Mid Cap Index Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	9,365,084	143,820,959	24,120,775	384,645,440
Distributions reinvested	1,410,006	21,587,195	6,162,434	91,963,935
Redemptions	(16,672,416)	(256,908,529)	(37,890,405)	(608,338,512)
Net decrease	(5,897,326)	(91,500,375)	(7,607,196)	(131,729,137)
Institutional Class
Subscriptions	9,376,590	143,651,479	27,366,724	432,869,133
Distributions reinvested	1,849,822	28,172,795	7,916,559	117,549,063
Redemptions	(16,234,019)	(249,892,562)	(44,471,861)	(707,216,715)
Net decrease	(5,007,607)	(78,068,288)	(9,188,578)	(156,798,519)
Institutional 2 Class
Subscriptions	8,824,279	138,304,059	18,580,954	306,142,993
Distributions reinvested	863,416	13,443,378	4,279,226	64,820,342
Redemptions	(8,859,381)	(139,029,382)	(26,235,382)	(410,732,294)
Net increase (decrease)	828,314	12,718,055	(3,375,202)	(39,768,959)
Institutional 3 Class
Subscriptions	485,267	7,372,797	1,296,683	20,300,162
Distributions reinvested	35,341	528,347	95,922	1,387,369
Redemptions	(364,024)	(5,435,039)	(242,668)	(3,761,921)
Net increase	156,584	2,466,105	1,149,937	17,925,610
Total net decrease	(9,920,035)	(154,384,503)	(19,021,039)	(310,371,005)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2019	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$15.47	0.10	(0.23)	(0.13)	(0.02)	(0.30)	(0.32)
Year Ended 2/28/2019	$16.25	0.18	0.36	0.54	(0.17)	(1.15)	(1.32)
Year Ended 2/28/2018	$16.05	0.17	1.26	1.43	(0.16)	(1.07)	(1.23)
Year Ended 2/28/2017	$13.23	0.16	3.87	4.03	(0.17)	(1.04)	(1.21)
Year Ended 2/29/2016	$16.14	0.16	(1.71)	(1.55)	(0.16)	(1.20)	(1.36)
Year Ended 2/28/2015	$15.49	0.15	1.44	1.59	(0.14)	(0.80)	(0.94)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$15.39	0.12	(0.23)	(0.11)	(0.02)	(0.30)	(0.32)
Year Ended 2/28/2019	$16.18	0.22	0.35	0.57	(0.21)	(1.15)	(1.36)
Year Ended 2/28/2018	$15.99	0.21	1.25	1.46	(0.20)	(1.07)	(1.27)
Year Ended 2/28/2017	$13.18	0.20	3.85	4.05	(0.20)	(1.04)	(1.24)
Year Ended 2/29/2016	$16.09	0.20	(1.71)	(1.51)	(0.20)	(1.20)	(1.40)
Year Ended 2/28/2015	$15.43	0.19	1.45	1.64	(0.18)	(0.80)	(0.98)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$15.73	0.12	(0.24)	(0.12)	(0.02)	(0.30)	(0.32)
Year Ended 2/28/2019	$16.50	0.22	0.37	0.59	(0.21)	(1.15)	(1.36)
Year Ended 2/28/2018	$16.28	0.22	1.27	1.49	(0.20)	(1.07)	(1.27)
Year Ended 2/28/2017	$13.41	0.20	3.91	4.11	(0.20)	(1.04)	(1.24)
Year Ended 2/29/2016	$16.34	0.20	(1.73)	(1.53)	(0.20)	(1.20)	(1.40)
Year Ended 2/28/2015	$15.66	0.19	1.47	1.66	(0.18)	(0.80)	(0.98)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$15.11	0.12	(0.23)	(0.11)	(0.02)	(0.30)	(0.32)
Year Ended 2/28/2019	$15.91	0.22	0.34	0.56	(0.21)	(1.15)	(1.36)
Year Ended 2/28/2018(e)	$16.00	0.21	0.97	1.18	(0.20)	(1.07)	(1.27)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Mid Cap Index Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	$15.02	(0.91%)	0.58% (c)	0.45% (c)	1.29% (c)	5%	$1,223,473
Year Ended 2/28/2019	$15.47	3.66%	0.58%	0.45% (d)	1.08%	17%	$1,351,153
Year Ended 2/28/2018	$16.25	8.99%	0.58%	0.45% (d)	1.05%	23%	$1,543,057
Year Ended 2/28/2017	$16.05	31.10%	0.61%	0.45% (d)	1.07%	18%	$1,602,086
Year Ended 2/29/2016	$13.23	(10.37%)	0.66%	0.45% (d)	1.05%	20%	$1,044,589
Year Ended 2/28/2015	$16.14	10.58%	0.66%	0.45% (d)	0.96%	13%	$1,067,529
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$14.96	(0.74%)	0.33% (c)	0.20% (c)	1.54% (c)	5%	$1,848,652
Year Ended 2/28/2019	$15.39	3.89%	0.33%	0.20% (d)	1.33%	17%	$1,979,350
Year Ended 2/28/2018	$16.18	9.22%	0.33%	0.20% (d)	1.30%	23%	$2,229,366
Year Ended 2/28/2017	$15.99	31.45%	0.37%	0.20% (d)	1.32%	18%	$2,108,834
Year Ended 2/29/2016	$13.18	(10.18%)	0.41%	0.20% (d)	1.29%	20%	$1,736,596
Year Ended 2/28/2015	$16.09	10.95%	0.41%	0.20% (d)	1.20%	13%	$2,299,318
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$15.29	(0.79%)	0.28% (c)	0.20% (c)	1.54% (c)	5%	$788,903
Year Ended 2/28/2019	$15.73	3.94%	0.27%	0.20%	1.33%	17%	$798,386
Year Ended 2/28/2018	$16.50	9.24%	0.28%	0.20%	1.30%	23%	$893,473
Year Ended 2/28/2017	$16.28	31.35%	0.27%	0.20%	1.32%	18%	$747,812
Year Ended 2/29/2016	$13.41	(10.14%)	0.26%	0.20%	1.29%	20%	$506,524
Year Ended 2/28/2015	$16.34	10.92%	0.26%	0.20%	1.21%	13%	$618,948
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$14.68	(0.76%)	0.23% (c)	0.20% (c)	1.55% (c)	5%	$26,649
Year Ended 2/28/2019	$15.11	3.89%	0.23%	0.20%	1.38%	17%	$25,066
Year Ended 2/28/2018(e)	$15.91	7.47%	0.22%	0.20%	1.33%	23%	$8,094
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2019	21

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
22	Columbia Mid Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Mid Cap Index Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2019:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	646,170*

24	Columbia Mid Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,902,851

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(4,869,623)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	46,656,020

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Mid Cap Index Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended August 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
26	Columbia Mid Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Columbia Mid Cap Index Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2020
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,838,032,000	1,439,365,000	(388,826,000)	1,050,539,000
28	Columbia Mid Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2019 as arising on March 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
—	17,425,946
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $195,919,039 and $385,316,259, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in
Columbia Mid Cap Index Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2019.
Note 9. Significant risks
Passive Investment Risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At August 31, 2019, one unaffiliated shareholder of record owned 21.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Mid Cap Index Fund | Semiannual Report 2019

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Mid Cap Index Fund | Semiannual Report 2019	31

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
32	Columbia Mid Cap Index Fund | Semiannual Report 2019

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Mid Cap Index Fund | Semiannual Report 2019	33

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Mid Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR196_02_J01_(10/19)

SemiAnnual Report
August 31, 2019
Columbia Select Mid Cap Value Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Select Mid Cap Value Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Mid Cap Value Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2018
David Hoffman
Portfolio Manager
Managed Fund since 2004
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/20/01	2.33	0.32	4.61	11.28
	Including sales charges		-3.55	-5.48	3.37	10.62
Advisor Class*		11/08/12	2.45	0.47	4.87	11.47
Class C	Excluding sales charges	11/20/01	1.96	-0.49	3.83	10.45
	Including sales charges		0.96	-1.27	3.83	10.45
Institutional Class		11/20/01	2.45	0.58	4.88	11.56
Institutional 2 Class*		11/08/12	2.51	0.67	5.01	11.57
Institutional 3 Class		07/15/09	2.54	0.75	5.06	11.70
Class R		01/23/06	2.12	-0.01	4.35	10.99
Russell Midcap Value Index			0.88	-3.13	5.88	12.46
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Select Mid Cap Value Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
L3 Harris Technologies, Inc.	3.4
FMC Corp.	3.4
Hartford Financial Services Group, Inc. (The)	3.3
Tyson Foods, Inc., Class A	3.3
Welltower, Inc.	3.2
CMS Energy Corp.	3.1
ProLogis, Inc.	3.0
Ameren Corp.	2.9
Zimmer Biomet Holdings, Inc.	2.8
Voya Financial, Inc.	2.7
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2019)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2019)
Consumer Discretionary	7.9
Consumer Staples	7.1
Energy	6.5
Financials	17.2
Health Care	7.9
Industrials	12.9
Information Technology	9.2
Materials	6.9
Real Estate	10.9
Utilities	13.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Select Mid Cap Value Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,023.30	1,019.15	5.92	5.91	1.17
Advisor Class	1,000.00	1,000.00	1,024.50	1,020.45	4.61	4.60	0.91
Class C	1,000.00	1,000.00	1,019.60	1,015.40	9.69	9.67	1.92
Institutional Class	1,000.00	1,000.00	1,024.50	1,020.45	4.61	4.60	0.91
Institutional 2 Class	1,000.00	1,000.00	1,025.10	1,021.05	4.00	3.99	0.79
Institutional 3 Class	1,000.00	1,000.00	1,025.40	1,021.25	3.80	3.79	0.75
Class R	1,000.00	1,000.00	1,021.20	1,017.90	7.18	7.16	1.42
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Mid Cap Value Fund | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 7.8%
Hotels, Restaurants & Leisure 2.1%
Royal Caribbean Cruises Ltd.	309,670	32,292,388
Internet & Direct Marketing Retail 1.6%
Expedia Group, Inc.	181,031	23,552,133
Multiline Retail 2.4%
Dollar Tree, Inc.(a)	354,325	35,974,617
Textiles, Apparel & Luxury Goods 1.7%
Ralph Lauren Corp.	283,316	25,028,135
Total Consumer Discretionary		116,847,273
Consumer Staples 7.0%
Food & Staples Retailing 3.7%
Kroger Co. (The)	1,217,285	28,825,309
U.S. Foods Holding Corp.(a)	666,815	26,972,667
Total		55,797,976
Food Products 3.3%
Tyson Foods, Inc., Class A	526,525	48,987,886
Total Consumer Staples		104,785,862
Energy 6.4%
Energy Equipment & Services 1.5%
TechnipFMC PLC	946,005	23,498,764
Oil, Gas & Consumable Fuels 4.9%
Marathon Petroleum Corp.	466,075	22,935,551
Noble Energy, Inc.	1,249,265	28,208,404
WPX Energy, Inc.(a)	2,031,285	21,856,626
Total		73,000,581
Total Energy		96,499,345
Financials 17.0%
Banks 7.0%
Comerica, Inc.	294,575	18,160,549
Popular, Inc.	569,310	29,928,627
Regions Financial Corp.	1,765,815	25,816,215
SunTrust Banks, Inc.	518,830	31,913,233
Total		105,818,624
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.7%
Northern Trust Corp.	285,300	25,086,429
Diversified Financial Services 2.7%
Voya Financial, Inc.	808,625	39,881,385
Insurance 5.6%
Hartford Financial Services Group, Inc. (The)	845,563	49,279,412
Lincoln National Corp.	661,715	34,991,489
Total		84,270,901
Total Financials		255,057,339
Health Care 7.9%
Health Care Equipment & Supplies 2.8%
Zimmer Biomet Holdings, Inc.	296,665	41,295,768
Health Care Providers & Services 3.5%
Quest Diagnostics, Inc.	296,685	30,371,643
WellCare Health Plans, Inc.(a)	84,250	22,809,845
Total		53,181,488
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	329,335	23,419,012
Total Health Care		117,896,268
Industrials 12.7%
Aerospace & Defense 3.4%
L3 Harris Technologies, Inc.	240,878	50,924,018
Airlines 2.1%
United Airlines Holdings, Inc.(a)	376,880	31,774,753
Electrical Equipment 2.6%
AMETEK, Inc.	458,380	39,388,593
Machinery 2.3%
Ingersoll-Rand PLC	283,708	34,354,202
Road & Rail 2.3%
Norfolk Southern Corp.	199,795	34,774,320
Total Industrials		191,215,886
Information Technology 9.1%
Communications Equipment 2.6%
Motorola Solutions, Inc.	213,660	38,653,231
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Mid Cap Value Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.5%
DXC Technology Co.	457,015	15,182,038
Fiserv, Inc.(a)	204,450	21,863,883
Total		37,045,921
Semiconductors & Semiconductor Equipment 4.0%
Marvell Technology Group Ltd.	939,175	22,512,025
Teradyne, Inc.	721,825	38,235,070
Total		60,747,095
Total Information Technology		136,446,247
Materials 6.8%
Chemicals 5.2%
Eastman Chemical Co.	422,100	27,592,677
FMC Corp.	579,230	50,004,926
Total		77,597,603
Metals & Mining 1.6%
Freeport-McMoRan, Inc.	2,711,695	24,920,477
Total Materials		102,518,080
Real Estate 10.8%
Equity Real Estate Investment Trusts (REITS) 10.8%
Gaming and Leisure Properties, Inc.	815,800	31,914,096
ProLogis, Inc.	532,550	44,531,831
SL Green Realty Corp.	467,550	37,506,861
Welltower, Inc.	529,840	47,452,470
Total		161,405,258
Total Real Estate		161,405,258
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 13.4%
Electric Utilities 5.2%
Edison International	524,690	37,919,346
Pinnacle West Capital Corp.	412,600	39,324,906
Total		77,244,252
Independent Power and Renewable Electricity Producers 2.3%
AES Corp. (The)	2,210,350	33,884,666
Multi-Utilities 5.9%
Ameren Corp.	562,550	43,400,733
CMS Energy Corp.	725,350	45,733,317
Total		89,134,050
Total Utilities		200,262,968
Total Common Stocks (Cost $1,270,720,193)		1,482,934,526

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(b),(c)	18,908,711	18,906,820
Total Money Market Funds (Cost $18,906,820)		18,906,820
Total Investments in Securities (Cost: $1,289,627,013)		1,501,841,346
Other Assets & Liabilities, Net		(2,004,027)
Net Assets		1,499,837,319

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	28,820,048	85,808,007	(95,719,344)	18,908,711	237	—	214,466	18,906,820
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	116,847,273	—	—	116,847,273
Consumer Staples	104,785,862	—	—	104,785,862
Energy	96,499,345	—	—	96,499,345
Financials	255,057,339	—	—	255,057,339
Health Care	117,896,268	—	—	117,896,268
Industrials	191,215,886	—	—	191,215,886
Information Technology	136,446,247	—	—	136,446,247
Materials	102,518,080	—	—	102,518,080
Real Estate	161,405,258	—	—	161,405,258
Utilities	200,262,968	—	—	200,262,968
Total Common Stocks	1,482,934,526	—	—	1,482,934,526
Money Market Funds	18,906,820	—	—	18,906,820
Total Investments in Securities	1,501,841,346	—	—	1,501,841,346
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Mid Cap Value Fund | Semiannual Report 2019

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,270,720,193)	$1,482,934,526
Affiliated issuers (cost $18,906,820)	18,906,820
Receivable for:
Capital shares sold	526,361
Dividends	2,018,146
Expense reimbursement due from Investment Manager	1,762
Prepaid expenses	7,931
Total assets	1,504,395,546
Liabilities
Payable for:
Capital shares purchased	3,885,953
Management services fees	31,619
Distribution and/or service fees	4,566
Transfer agent fees	326,301
Compensation of board members	211,949
Compensation of chief compliance officer	188
Other expenses	97,651
Total liabilities	4,558,227
Net assets applicable to outstanding capital stock	$1,499,837,319
Represented by
Paid in capital	1,298,105,530
Total distributable earnings (loss)	201,731,789
Total - representing net assets applicable to outstanding capital stock	$1,499,837,319
Class A
Net assets	$545,138,020
Shares outstanding	51,871,124
Net asset value per share	$10.51
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.15
Advisor Class
Net assets	$22,673,345
Shares outstanding	2,073,567
Net asset value per share	$10.93
Class C
Net assets	$16,223,530
Shares outstanding	1,716,484
Net asset value per share	$9.45
Institutional Class
Net assets	$668,504,627
Shares outstanding	63,374,254
Net asset value per share	$10.55
Institutional 2 Class
Net assets	$70,364,600
Shares outstanding	6,432,655
Net asset value per share	$10.94
Institutional 3 Class
Net assets	$148,188,995
Shares outstanding	14,102,056
Net asset value per share	$10.51
Class R
Net assets	$28,744,202
Shares outstanding	2,749,684
Net asset value per share	$10.45
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2019	9

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$16,151,773
Dividends — affiliated issuers	214,466
Foreign taxes withheld	(37,190)
Total income	16,329,049
Expenses:
Management services fees	5,946,975
Distribution and/or service fees
Class A	708,242
Class C	93,020
Class R	76,072
Transfer agent fees
Class A	484,193
Advisor Class	19,779
Class C	15,937
Institutional Class	588,248
Institutional 2 Class	21,046
Institutional 3 Class	6,234
Class R	26,010
Compensation of board members	31,011
Custodian fees	6,356
Printing and postage fees	69,395
Registration fees	61,271
Audit fees	13,963
Legal fees	11,912
Compensation of chief compliance officer	177
Other	16,831
Total expenses	8,196,672
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(412,300)
Total net expenses	7,784,372
Net investment income	8,544,677
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,898,375
Investments — affiliated issuers	237
Net realized gain	4,898,612
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	23,884,345
Net change in unrealized appreciation (depreciation)	23,884,345
Net realized and unrealized gain	28,782,957
Net increase in net assets resulting from operations	$37,327,634
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Mid Cap Value Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations
Net investment income	$8,544,677	$12,979,444
Net realized gain	4,898,612	293,473,612
Net change in unrealized appreciation (depreciation)	23,884,345	(249,287,067)
Net increase in net assets resulting from operations	37,327,634	57,165,989
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,798,846)	(154,997,509)
Advisor Class	(175,939)	(9,252,914)
Class C	(64,735)	(8,753,910)
Institutional Class	(5,437,623)	(186,659,217)
Institutional 2 Class	(574,050)	(13,122,849)
Institutional 3 Class	(1,340,448)	(48,940,519)
Class R	(168,038)	(8,636,973)
Class T		(41,228)
Total distributions to shareholders	(11,559,679)	(430,405,119)
Decrease in net assets from capital stock activity	(94,272,057)	(90,838,369)
Total decrease in net assets	(68,504,102)	(464,077,499)
Net assets at beginning of period	1,568,341,421	2,032,418,920
Net assets at end of period	$1,499,837,319	$1,568,341,421
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,625,787	17,049,237	6,845,468	82,321,052
Distributions reinvested	334,557	3,498,353	14,110,115	143,170,441
Redemptions	(5,781,827)	(60,689,192)	(17,454,758)	(205,393,415)
Net increase (decrease)	(3,821,483)	(40,141,602)	3,500,825	20,098,078
Advisor Class
Subscriptions	339,481	3,690,125	1,063,773	13,560,981
Distributions reinvested	15,323	166,587	820,904	9,120,135
Redemptions	(313,603)	(3,428,781)	(4,944,600)	(61,448,614)
Net increase (decrease)	41,201	427,931	(3,059,923)	(38,767,498)
Class C
Subscriptions	59,166	561,993	196,327	2,057,701
Distributions reinvested	6,330	59,805	839,232	8,239,279
Redemptions	(580,754)	(5,470,649)	(4,470,813)	(52,052,375)
Net decrease	(515,258)	(4,848,851)	(3,435,254)	(41,755,395)
Institutional Class
Subscriptions	2,529,888	26,676,373	5,320,887	63,037,043
Distributions reinvested	484,081	5,077,919	16,850,564	172,232,428
Redemptions	(6,604,807)	(69,577,121)	(18,143,253)	(216,878,671)
Net increase (decrease)	(3,590,838)	(37,822,829)	4,028,198	18,390,800
Institutional 2 Class
Subscriptions	779,435	8,533,668	3,890,214	41,231,272
Distributions reinvested	52,787	574,050	1,216,107	13,115,217
Redemptions	(941,473)	(10,336,719)	(4,573,681)	(58,493,418)
Net increase (decrease)	(109,251)	(1,229,001)	532,640	(4,146,929)
Institutional 3 Class
Subscriptions	1,669,192	17,517,426	3,232,831	39,389,706
Distributions reinvested	93,508	976,460	2,758,688	28,294,838
Redemptions	(2,502,722)	(26,281,081)	(9,172,108)	(109,531,841)
Net decrease	(740,022)	(7,787,195)	(3,180,589)	(41,847,297)
Class K
Redemptions	—	—	(456)	(6,275)
Net decrease	—	—	(456)	(6,275)
Class R
Subscriptions	314,373	3,296,007	555,228	6,591,157
Distributions reinvested	15,478	161,168	807,129	8,188,648
Redemptions	(603,498)	(6,327,685)	(1,462,863)	(17,412,415)
Net decrease	(273,647)	(2,870,510)	(100,506)	(2,632,610)
Class T
Distributions reinvested	—	—	4,003	40,739
Redemptions	—	—	(20,899)	(211,982)
Net decrease	—	—	(16,896)	(171,243)
Total net decrease	(9,009,298)	(94,272,057)	(1,731,961)	(90,838,369)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Mid Cap Value Fund | Semiannual Report 2019

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Columbia Select Mid Cap Value Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$10.34	0.05	0.19	0.24	(0.05)	(0.02)	(0.07)
Year Ended 2/28/2019	$13.27	0.07	0.18	0.25	(0.07)	(3.11)	(3.18)
Year Ended 2/28/2018	$15.19	0.13	0.80	0.93	(0.14)	(2.71)	(2.85)
Year Ended 2/28/2017	$12.88	0.11	3.35	3.46	(0.11)	(1.04)	(1.15)
Year Ended 2/29/2016	$17.18	0.06	(2.03)	(1.97)	(0.05)	(2.28)	(2.33)
Year Ended 2/28/2015	$18.64	0.07	1.44	1.51	(0.07)	(2.90)	(2.97)
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$10.75	0.06	0.20	0.26	(0.06)	(0.02)	(0.08)
Year Ended 2/28/2019	$13.67	0.10	0.19	0.29	(0.10)	(3.11)	(3.21)
Year Ended 2/28/2018	$15.57	0.17	0.82	0.99	(0.18)	(2.71)	(2.89)
Year Ended 2/28/2017	$13.18	0.15	3.42	3.57	(0.14)	(1.04)	(1.18)
Year Ended 2/29/2016	$17.52	0.10	(2.07)	(1.97)	(0.09)	(2.28)	(2.37)
Year Ended 2/28/2015	$18.95	0.12	1.47	1.59	(0.12)	(2.90)	(3.02)
Class C
Six Months Ended 8/31/2019 (Unaudited)	$9.30	0.01	0.17	0.18	(0.01)	(0.02)	(0.03)
Year Ended 2/28/2019	$12.29	(0.02)	0.14	0.12	—	(3.11)	(3.11)
Year Ended 2/28/2018	$14.29	0.01	0.75	0.76	(0.05)	(2.71)	(2.76)
Year Ended 2/28/2017	$12.20	0.00 (e)	3.17	3.17	(0.04)	(1.04)	(1.08)
Year Ended 2/29/2016	$16.47	(0.06)	(1.93)	(1.99)	—	(2.28)	(2.28)
Year Ended 2/28/2015	$18.05	(0.06)	1.40	1.34	(0.02)	(2.90)	(2.92)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$10.38	0.06	0.19	0.25	(0.06)	(0.02)	(0.08)
Year Ended 2/28/2019	$13.31	0.10	0.18	0.28	(0.10)	(3.11)	(3.21)
Year Ended 2/28/2018	$15.23	0.18	0.79	0.97	(0.18)	(2.71)	(2.89)
Year Ended 2/28/2017	$12.91	0.15	3.35	3.50	(0.14)	(1.04)	(1.18)
Year Ended 2/29/2016	$17.21	0.10	(2.03)	(1.93)	(0.09)	(2.28)	(2.37)
Year Ended 2/28/2015	$18.67	0.12	1.44	1.56	(0.12)	(2.90)	(3.02)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$10.76	0.07	0.20	0.27	(0.07)	(0.02)	(0.09)
Year Ended 2/28/2019	$13.67	0.11	0.20	0.31	(0.11)	(3.11)	(3.22)
Year Ended 2/28/2018	$15.57	0.18	0.83	1.01	(0.20)	(2.71)	(2.91)
Year Ended 2/28/2017	$13.18	0.17	3.42	3.59	(0.16)	(1.04)	(1.20)
Year Ended 2/29/2016	$17.52	0.12	(2.07)	(1.95)	(0.11)	(2.28)	(2.39)
Year Ended 2/28/2015	$18.96	0.15	1.45	1.60	(0.14)	(2.90)	(3.04)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Mid Cap Value Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	$10.51	2.33%	1.22% (c)	1.17% (c)	0.95% (c)	5%	$545,138
Year Ended 2/28/2019	$10.34	3.57%	1.20%	1.17% (d)	0.57%	79%	$575,861
Year Ended 2/28/2018	$13.27	5.96%	1.18%	1.18% (d)	0.86%	59%	$692,641
Year Ended 2/28/2017	$15.19	27.41%	1.17%	1.17% (d)	0.78%	33%	$886,910
Year Ended 2/29/2016	$12.88	(12.77%)	1.18%	1.18% (d)	0.37%	47%	$837,676
Year Ended 2/28/2015	$17.18	8.50%	1.16%	1.16% (d)	0.39%	25%	$1,112,701
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$10.93	2.45%	0.97% (c)	0.91% (c)	1.18% (c)	5%	$22,673
Year Ended 2/28/2019	$10.75	3.79%	0.95%	0.92% (d)	0.78%	79%	$21,857
Year Ended 2/28/2018	$13.67	6.20%	0.93%	0.92% (d)	1.10%	59%	$69,624
Year Ended 2/28/2017	$15.57	27.70%	0.93%	0.93% (d)	1.02%	33%	$105,459
Year Ended 2/29/2016	$13.18	(12.53%)	0.94%	0.94% (d)	0.64%	47%	$63,910
Year Ended 2/28/2015	$17.52	8.79%	0.92%	0.92% (d)	0.68%	25%	$33,559
Class C
Six Months Ended 8/31/2019 (Unaudited)	$9.45	1.96%	1.97% (c)	1.92% (c)	0.22% (c)	5%	$16,224
Year Ended 2/28/2019	$9.30	2.78%	1.95%	1.92% (d)	(0.20%)	79%	$20,763
Year Ended 2/28/2018	$12.29	5.09%	1.93%	1.92% (d)	0.10%	59%	$69,670
Year Ended 2/28/2017	$14.29	26.48%	1.92%	1.92% (d)	0.03%	33%	$99,413
Year Ended 2/29/2016	$12.20	(13.42%)	1.93%	1.93% (d)	(0.38%)	47%	$99,372
Year Ended 2/28/2015	$16.47	7.73%	1.91%	1.91% (d)	(0.36%)	25%	$138,393
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$10.55	2.45%	0.97% (c)	0.91% (c)	1.20% (c)	5%	$668,505
Year Ended 2/28/2019	$10.38	3.84%	0.95%	0.92% (d)	0.82%	79%	$694,941
Year Ended 2/28/2018	$13.31	6.21%	0.93%	0.93% (d)	1.20%	59%	$837,610
Year Ended 2/28/2017	$15.23	27.74%	0.93%	0.93% (d)	1.02%	33%	$1,421,365
Year Ended 2/29/2016	$12.91	(12.51%)	0.93%	0.93% (d)	0.61%	47%	$1,450,834
Year Ended 2/28/2015	$17.21	8.76%	0.91%	0.91% (d)	0.64%	25%	$2,334,328
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$10.94	2.51%	0.86% (c)	0.79% (c)	1.31% (c)	5%	$70,365
Year Ended 2/28/2019	$10.76	3.99%	0.83%	0.80%	0.89%	79%	$70,379
Year Ended 2/28/2018	$13.67	6.33%	0.82%	0.82%	1.17%	59%	$82,174
Year Ended 2/28/2017	$15.57	27.86%	0.80%	0.80%	1.15%	33%	$88,789
Year Ended 2/29/2016	$13.18	(12.40%)	0.79%	0.79%	0.76%	47%	$58,924
Year Ended 2/28/2015	$17.52	8.87%	0.78%	0.78%	0.84%	25%	$72,152
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$10.34	0.07	0.19	0.26	(0.07)	(0.02)	(0.09)
Year Ended 2/28/2019	$13.27	0.12	0.18	0.30	(0.12)	(3.11)	(3.23)
Year Ended 2/28/2018	$15.20	0.14	0.84	0.98	(0.20)	(2.71)	(2.91)
Year Ended 2/28/2017	$12.89	0.17	3.35	3.52	(0.17)	(1.04)	(1.21)
Year Ended 2/29/2016	$17.19	0.13	(2.03)	(1.90)	(0.12)	(2.28)	(2.40)
Year Ended 2/28/2015	$18.65	0.16	1.43	1.59	(0.15)	(2.90)	(3.05)
Class R
Six Months Ended 8/31/2019 (Unaudited)	$10.29	0.04	0.18	0.22	(0.04)	(0.02)	(0.06)
Year Ended 2/28/2019	$13.22	0.04	0.18	0.22	(0.04)	(3.11)	(3.15)
Year Ended 2/28/2018	$15.14	0.09	0.80	0.89	(0.10)	(2.71)	(2.81)
Year Ended 2/28/2017	$12.84	0.08	3.33	3.41	(0.07)	(1.04)	(1.11)
Year Ended 2/29/2016	$17.14	0.02	(2.03)	(2.01)	(0.01)	(2.28)	(2.29)
Year Ended 2/28/2015	$18.61	0.03	1.44	1.47	(0.04)	(2.90)	(2.94)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Mid Cap Value Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$10.51	2.54%	0.80% (c)	0.75% (c)	1.36% (c)	5%	$148,189
Year Ended 2/28/2019	$10.34	4.02%	0.78%	0.76%	0.97%	79%	$153,442
Year Ended 2/28/2018	$13.27	6.34%	0.77%	0.77%	0.98%	59%	$239,180
Year Ended 2/28/2017	$15.20	27.94%	0.75%	0.75%	1.19%	33%	$78,828
Year Ended 2/29/2016	$12.89	(12.35%)	0.74%	0.74%	0.81%	47%	$44,147
Year Ended 2/28/2015	$17.19	8.97%	0.73%	0.73%	0.88%	25%	$27,860
Class R
Six Months Ended 8/31/2019 (Unaudited)	$10.45	2.12%	1.47% (c)	1.42% (c)	0.70% (c)	5%	$28,744
Year Ended 2/28/2019	$10.29	3.34%	1.45%	1.42% (d)	0.32%	79%	$31,097
Year Ended 2/28/2018	$13.22	5.71%	1.43%	1.42% (d)	0.61%	59%	$41,290
Year Ended 2/28/2017	$15.14	27.10%	1.42%	1.42% (d)	0.54%	33%	$53,457
Year Ended 2/29/2016	$12.84	(13.02%)	1.43%	1.43% (d)	0.11%	47%	$52,550
Year Ended 2/28/2015	$17.14	8.25%	1.41%	1.41% (d)	0.15%	25%	$77,556
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2019	17

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Select Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
18	Columbia Select Mid Cap Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Select Mid Cap Value Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended August 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2019 was 0.77% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
20	Columbia Select Mid Cap Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective July 1, 2019 through June 30, 2020, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to Institutional 2 Class shares.
For the six months ended August 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Advisor Class	0.17
Class C	0.17
Institutional Class	0.17
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.17
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Select Mid Cap Value Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSC), received by the Distributor for distributing Fund shares for the six months ended August 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	45,730
Class C	—	1.00 (b)	285

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2019 through June 30, 2020	Prior to July 1, 2019
Class A	1.17%	1.17%
Advisor Class	0.92	0.92
Class C	1.92	1.92
Institutional Class	0.92	0.92
Institutional 2 Class	0.80	0.79
Institutional 3 Class	0.76	0.75
Class R	1.42	1.42
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective July 1, 2019 through June 30, 2020, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class of the average daily net assets attributable to Institutional 2 Class,
22	Columbia Select Mid Cap Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,289,627,000	305,872,000	(93,658,000)	212,214,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2019 as arising on March 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
—	16,842,043
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $82,905,730 and $168,714,443, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Select Mid Cap Value Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2019.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Select Mid Cap Value Fund | Semiannual Report 2019

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Select Mid Cap Value Fund | Semiannual Report 2019	25

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
26	Columbia Select Mid Cap Value Fund | Semiannual Report 2019

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2019	27

Columbia Select Mid Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR197_02_J01_(10/19)

SemiAnnual Report
August 31, 2019
Columbia Small Cap Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Small Cap Index Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Index Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600 Index.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Vadim Shteyn
Portfolio Manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96	-5.09	-15.42	7.46	12.70
Institutional Class	10/15/96	-4.97	-15.18	7.74	12.98
Institutional 2 Class*	11/08/12	-4.98	-15.19	7.73	12.90
Institutional 3 Class*	03/01/17	-4.97	-15.19	7.61	12.78
S&P SmallCap 600 Index		-4.90	-15.06	7.97	13.22
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 Index is heavily weighted with the stocks of companies with small market capitalizations.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Small Cap Index Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
iShares Core S&P Small-Cap ETF	1.0
Mercury Systems, Inc.	0.7
Selective Insurance Group, Inc.	0.7
FirstCash, Inc.	0.6
Repligen Corp.	0.6
FTI Consulting, Inc.	0.6
Aerojet Rocketdyne Holdings, Inc.	0.5
Strategic Education, Inc.	0.5
Exponent, Inc.	0.5
Neogen Corp.	0.5
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2019)
Common Stocks	98.0
Exchange-Traded Funds	1.0
Money Market Funds	1.0
Rights	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2019)
Communication Services	2.1
Consumer Discretionary	13.8
Consumer Staples	3.8
Energy	3.2
Financials	17.9
Health Care	12.6
Industrials	18.1
Information Technology	14.9
Materials	4.1
Real Estate	7.1
Utilities	2.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Index Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	949.10	1,022.75	2.19	2.28	0.45
Institutional Class	1,000.00	1,000.00	950.30	1,024.00	0.98	1.01	0.20
Institutional 2 Class	1,000.00	1,000.00	950.20	1,024.00	0.98	1.01	0.20
Institutional 3 Class	1,000.00	1,000.00	950.30	1,024.00	0.98	1.01	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Small Cap Index Fund | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 2.0%
Diversified Telecommunication Services 1.3%
ATN International, Inc.	57,704	3,278,741
Cincinnati Bell, Inc.(a)	267,222	1,451,016
Cogent Communications Holdings, Inc.	221,370	13,479,219
Consolidated Communications Holdings, Inc.	381,970	1,539,339
Frontier Communications Corp.(a)	558,630	447,183
Iridium Communications, Inc.(a)	509,880	12,328,899
Vonage Holdings Corp.(a)	1,183,390	15,644,416
Total		48,168,813
Entertainment 0.1%
Marcus Corp. (The)	115,703	3,882,993
Interactive Media & Services 0.1%
Care.com, Inc.(a)	141,290	1,397,358
QuinStreet, Inc.(a)	207,549	2,376,436
Total		3,773,794
Media 0.5%
EW Scripps Co. (The), Class A	299,554	3,702,487
Gannett Co., Inc.	607,590	6,391,847
New Media Investment Group, Inc.	289,032	2,537,701
Scholastic Corp.	147,770	5,182,294
TechTarget, Inc.(a)	115,670	2,746,006
Total		20,560,335
Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	94,799	1,113,888
Total Communication Services		77,499,823
Consumer Discretionary 13.5%
Auto Components 1.7%
American Axle & Manufacturing Holdings, Inc.(a)	596,730	3,783,268
Cooper Tire & Rubber Co.	266,070	6,249,984
Cooper-Standard Holding, Inc.(a)	86,460	3,237,062
Dorman Products, Inc.(a)	153,775	10,930,327
Fox Factory Holding Corp.(a)	202,520	14,589,541
Garrett Motion, Inc.(a)	395,680	3,893,491
Gentherm, Inc.(a)	178,660	6,556,822
LCI Industries	132,717	11,247,766
Common Stocks (continued)
Issuer	Shares	Value ($)
Motorcar Parts of America, Inc.(a)	99,790	1,449,949
Standard Motor Products, Inc.	106,759	4,730,491
Superior Industries International, Inc.	122,594	337,134
Total		67,005,835
Automobiles 0.1%
Winnebago Industries, Inc.	153,880	4,927,238
Distributors 0.2%
Core-Mark Holding Co., Inc.	243,380	7,883,078
Diversified Consumer Services 0.8%
American Public Education, Inc.(a)	87,994	2,132,095
Career Education Corp.(a)	371,938	7,628,448
Regis Corp.(a)	156,490	2,530,443
Strategic Education, Inc.	116,356	19,690,926
Total		31,981,912
Hotels, Restaurants & Leisure 1.8%
BJ’s Restaurants, Inc.	110,002	4,008,473
Bloomin’ Brands, Inc.	460,450	8,306,518
Chuy’s Holdings, Inc.(a)	89,320	2,266,049
Dave & Buster’s Entertainment, Inc.	193,120	8,313,816
Dine Brands Global, Inc.	93,031	6,563,337
El Pollo Loco Holdings, Inc.(a)	116,230	1,186,708
Fiesta Restaurant Group, Inc.(a)	125,260	1,082,246
Monarch Casino & Resort, Inc.(a)	62,985	2,795,274
Red Robin Gourmet Burgers, Inc.(a)	68,794	2,303,911
Ruth’s Hospitality Group, Inc.	150,398	2,925,241
Shake Shack, Inc., Class A(a)	138,680	13,751,509
Wingstop, Inc.	155,980	15,624,517
Total		69,127,599
Household Durables 2.5%
Cavco Industries, Inc.(a)	45,370	8,324,034
Century Communities, Inc.(a)	146,370	4,124,707
Ethan Allen Interiors, Inc.	131,152	2,255,814
Installed Building Products, Inc.(a)	111,460	6,343,189
iRobot Corp.(a)	148,845	9,200,109
La-Z-Boy, Inc.	247,557	7,889,642
LGI Homes, Inc.(a)	99,740	8,129,807
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
M/I Homes, Inc.(a)	146,273	5,286,306
MDC Holdings, Inc.	261,119	10,097,472
Meritage Homes Corp.(a)	190,831	12,468,898
TopBuild Corp.(a)	182,640	16,916,117
Universal Electronics, Inc.(a)	73,529	3,319,834
William Lyon Homes, Inc., Class A(a)	175,060	3,093,310
Total		97,449,239
Internet & Direct Marketing Retail 0.6%
Liquidity Services, Inc.(a)	142,170	1,076,227
PetMed Express, Inc.	106,768	1,686,934
Shutterfly, Inc.(a)	181,980	9,259,143
Shutterstock, Inc.(a)	99,030	3,476,943
Stamps.com, Inc.(a)	86,360	5,558,130
Total		21,057,377
Leisure Products 0.4%
Callaway Golf Co.	469,025	8,329,884
Nautilus, Inc.(a)	157,420	218,814
Sturm Ruger & Co., Inc.	92,620	3,798,346
Vista Outdoor, Inc.(a)	306,280	1,712,105
Total		14,059,149
Multiline Retail 0.2%
Big Lots, Inc.	211,680	4,815,720
JCPenney Co., Inc.(a)	1,680,890	1,250,750
Total		6,066,470
Specialty Retail 3.6%
Abercrombie & Fitch Co., Class A	353,440	5,167,293
Asbury Automotive Group, Inc.(a)	103,550	9,764,765
Ascena Retail Group, Inc.(a)	922,420	229,590
Barnes & Noble Education, Inc.(a)	186,133	725,919
Boot Barn Holdings, Inc.(a)	150,440	5,152,570
Buckle, Inc. (The)	151,501	2,969,420
Caleres, Inc.	224,154	4,516,703
Cato Corp. (The), Class A	122,055	2,090,802
Chico’s FAS, Inc.	625,760	1,952,371
Children’s Place, Inc. (The)	84,081	7,336,067
Conn’s, Inc.(a)	130,410	2,629,066
Designer Brands, Inc.	304,410	5,019,721
Express, Inc.(a)	356,400	755,568
Common Stocks (continued)
Issuer	Shares	Value ($)
GameStop Corp., Class A	478,930	1,901,352
Genesco, Inc.(a)	92,022	3,283,345
Group 1 Automotive, Inc.	93,335	6,973,991
Guess?, Inc.	266,190	4,810,053
Haverty Furniture Companies, Inc.	99,816	1,911,476
Hibbett Sports, Inc.(a)	97,543	1,613,361
Kirkland’s, Inc.(a)	75,144	110,462
Lithia Motors, Inc., Class A	118,582	15,542,543
Lumber Liquidators Holdings, Inc.(a)	152,188	1,432,089
MarineMax, Inc.(a)	114,909	1,661,584
Monro, Inc.	176,031	13,681,129
Office Depot, Inc.	2,898,310	3,767,803
Rent-A-Center, Inc.(a)	238,070	6,077,927
Restoration Hardware Holdings, Inc.(a)	85,720	12,279,390
Shoe Carnival, Inc.	51,640	1,587,414
Sleep Number Corp.(a)	160,301	6,706,994
Sonic Automotive, Inc., Class A	126,851	3,413,561
Tailored Brands, Inc.	266,240	1,443,021
Tile Shop Holdings, Inc.	204,280	549,513
Vitamin Shoppe, Inc.(a)	82,743	533,692
Zumiez, Inc.(a)	101,058	2,625,487
Total		140,216,042
Textiles, Apparel & Luxury Goods 1.6%
Crocs, Inc.(a)	346,928	7,736,494
Fossil Group, Inc.(a)	242,140	3,099,392
G-III Apparel Group Ltd.(a)	220,700	4,526,557
Kontoor Brands, Inc.(a)	246,420	8,437,421
Movado Group, Inc.	87,343	1,879,621
Oxford Industries, Inc.	90,306	6,301,553
Steven Madden Ltd.	414,323	13,763,810
Unifi, Inc.(a)	77,220	1,485,713
Vera Bradley, Inc.(a)	110,990	1,175,384
Wolverine World Wide, Inc.	470,892	12,219,647
Total		60,625,592
Total Consumer Discretionary		520,399,531

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.8%
Beverages 0.4%
Coca-Cola Bottling Co. Consolidated	24,630	8,290,704
MGP Ingredients, Inc.	67,710	3,261,591
National Beverage Corp.	64,330	2,631,097
Total		14,183,392
Food & Staples Retailing 0.3%
Andersons, Inc. (The)	139,669	3,201,213
SpartanNash Co.	192,669	2,075,045
The Chefs’ Warehouse(a)	122,310	4,718,720
United Natural Foods, Inc.(a)	279,620	2,248,145
Total		12,243,123
Food Products 1.5%
B&G Foods, Inc.	346,616	5,868,209
Calavo Growers, Inc.	83,102	7,366,992
Cal-Maine Foods, Inc.	160,686	6,514,210
Darling Ingredients, Inc.(a)	874,083	16,257,944
Dean Foods Co.	486,750	491,618
J&J Snack Foods Corp.	79,867	15,419,123
John B. Sanfilippo & Son, Inc.	46,650	4,319,790
Seneca Foods Corp., Class A(a)	35,133	965,455
Total		57,203,341
Household Products 0.5%
Central Garden & Pet Co.(a)	54,770	1,447,023
Central Garden & Pet Co., Class A(a)	219,452	5,280,015
WD-40 Co.	73,199	13,344,178
Total		20,071,216
Personal Products 0.7%
Avon Products, Inc.(a)	2,351,540	10,229,199
Inter Parfums, Inc.	91,769	5,899,829
Medifast, Inc.	63,129	6,310,375
Usana Health Sciences, Inc.(a)	70,580	4,797,323
Total		27,236,726
Tobacco 0.4%
Universal Corp.	132,580	6,636,955
Vector Group Ltd.	578,200	6,753,376
Total		13,390,331
Total Consumer Staples		144,328,129
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.1%
Energy Equipment & Services 1.7%
Archrock, Inc.	677,240	6,576,000
C&J Energy Services, Inc.(a)	325,940	3,115,986
Diamond Offshore Drilling, Inc.(a)	343,350	2,228,342
DMC Global Inc	75,530	3,280,268
Dril-Quip, Inc.(a)	192,210	8,812,829
Era Group, Inc.(a)	108,529	1,028,855
Exterran Corp.(a)	167,680	1,769,024
Geospace Technologies Corp.(a)	72,330	885,319
Gulf Island Fabrication, Inc.(a)	73,557	465,616
Helix Energy Solutions Group, Inc.(a)	742,060	5,372,514
KLX Energy Services Holdings, Inc.(a)	122,820	1,231,885
Matrix Service Co.(a)	142,226	2,826,031
Nabors Industries Ltd.	1,753,340	2,945,611
Newpark Resources, Inc.(a)	480,190	3,174,056
Noble Corp. PLC(a)	1,321,910	2,115,056
Oil States International, Inc.(a)	320,670	4,422,039
ProPetro Holding Corp.(a)	394,260	4,198,869
RPC, Inc.	308,040	1,635,692
SEACOR Holdings, Inc.(a)	92,574	4,348,201
Superior Energy Services, Inc.(a)	827,440	277,027
Tetra Technologies, Inc.(a)	666,429	1,106,272
US Silica Holdings, Inc.	390,240	3,968,741
Total		65,784,233
Oil, Gas & Consumable Fuels 1.4%
Bonanza Creek Energy, Inc.(a)	99,570	2,246,299
Carrizo Oil & Gas, Inc.(a)	456,435	3,783,846
CONSOL Energy, Inc.(a)	146,490	2,455,172
Denbury Resources, Inc.(a)	2,447,060	2,642,825
Green Plains, Inc.	190,420	1,563,348
Gulfport Energy Corp.(a)	769,190	1,846,056
HighPoint Resources Corp.(a)	589,740	689,996
Laredo Petroleum, Inc.(a)	815,790	2,023,159
Par Pacific Holdings, Inc.(a)	160,360	3,486,226
PDC Energy, Inc.(a)	332,197	10,580,475
Penn Virginia Corp.(a)	71,330	2,032,905
Renewable Energy Group, Inc.(a)	199,590	2,429,010
REX American Resources Corp.(a)	29,960	2,057,653

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ring Energy, Inc.(a)	316,600	462,236
SM Energy Co.	547,880	5,193,902
SRC Energy, Inc.(a)	1,291,330	6,482,477
Unit Corp.(a)	294,290	891,699
Whiting Petroleum Corp.(a)	484,290	3,210,843
Total		54,078,127
Total Energy		119,862,360
Financials 17.6%
Banks 8.5%
Ameris Bancorp	306,980	10,802,626
Banc of California, Inc.	227,140	3,309,430
Banner Corp.	165,843	8,940,596
Berkshire Hills Bancorp, Inc.	241,550	7,084,662
Boston Private Financial Holdings, Inc.	444,485	4,720,431
Brookline Bancorp, Inc.	423,244	5,942,346
Central Pacific Financial Corp.	151,900	4,225,858
City Holding Co.	87,440	6,501,164
Columbia Banking System, Inc.	390,255	13,467,700
Community Bank System, Inc.	273,390	16,674,056
Customers Bancorp, Inc.(a)	152,030	2,871,847
CVB Financial Corp.	542,274	11,154,576
Eagle Bancorp, Inc.	168,590	6,868,357
First BanCorp	1,153,059	11,046,305
First Commonwealth Financial Corp.	522,602	6,464,587
First Financial Bancorp	523,205	12,253,461
First Midwest Bancorp, Inc.	592,122	11,368,742
Franklin Financial Network, Inc.	65,640	1,898,965
Glacier Bancorp, Inc.	454,467	18,037,795
Great Western Bancorp, Inc.	302,090	9,011,345
Hanmi Financial Corp.	164,090	2,938,852
Heritage Financial Corp.	176,190	4,612,654
Hope Bancorp, Inc.	638,422	8,561,239
Independent Bank Corp.	182,036	12,307,454
LegacyTexas Financial Group, Inc.	240,313	9,708,645
National Bank Holdings Corp., Class A	138,120	4,508,237
NBT Bancorp, Inc.	232,160	8,118,635
OFG Bancorp	231,480	4,749,970
Old National Bancorp	793,826	13,336,277
Opus Bank	114,620	2,379,511
Common Stocks (continued)
Issuer	Shares	Value ($)
Pacific Premier Bancorp, Inc.	239,480	7,055,081
Preferred Bank	73,990	3,696,540
S&T Bancorp, Inc.	182,187	6,234,439
Seacoast Banking Corp. of Florida(a)	272,780	6,366,685
ServisFirst Bancshares, Inc.	244,160	7,422,464
Simmons First National Corp., Class A	508,684	12,208,416
Southside Bancshares, Inc.	168,155	5,537,344
Tompkins Financial Corp.	65,813	5,205,808
Triumph Bancorp, Inc.(a)	130,350	3,909,197
United Community Banks, Inc.	419,345	11,074,901
Veritex Holdings, Inc.	241,841	5,707,448
Westamerica Bancorporation	142,880	8,802,837
Total		327,087,483
Capital Markets 0.8%
Blucora, Inc.(a)	256,739	5,797,167
Donnelley Financial Solution, Inc.(a)	181,446	1,928,771
Greenhill & Co., Inc.	94,970	1,333,379
INTL FCStone, Inc.(a)	85,250	3,342,652
Piper Jaffray Companies	75,488	5,492,507
Virtus Investment Partners, Inc.	37,067	3,954,678
Waddell & Reed Financial, Inc., Class A	398,470	6,443,260
WisdomTree Investments, Inc.	625,210	3,007,260
Total		31,299,674
Consumer Finance 1.2%
Encore Capital Group, Inc.(a)	136,365	5,031,868
Enova International, Inc.(a)	178,941	4,276,690
Ezcorp, Inc., Class A(a)	278,414	2,191,118
FirstCash, Inc.	228,885	22,597,816
PRA Group, Inc.(a)	240,784	8,220,366
World Acceptance Corp.(a)	33,580	4,462,782
Total		46,780,640
Insurance 3.6%
Ambac Financial Group, Inc.(a)	241,510	4,356,840
American Equity Investment Life Holding Co.	482,170	10,390,764
AMERISAFE, Inc.	102,260	7,025,262
eHealth, Inc.(a)	100,938	8,409,145
Employers Holdings, Inc.	170,056	7,334,515
HCI Group, Inc.	35,640	1,388,891

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Horace Mann Educators Corp.	218,347	9,578,883
James River Group Holdings Ltd.	160,030	7,886,278
ProAssurance Corp.	285,136	11,140,264
RLI Corp.	208,016	19,048,025
Safety Insurance Group, Inc.	77,537	7,477,668
Selective Insurance Group, Inc.	314,249	25,023,648
Stewart Information Services Corp.	125,740	4,504,007
Third Point Reinsurance Ltd.(a)	395,220	3,722,972
United Fire Group, Inc.	113,655	5,132,660
United Insurance Holdings Corp.	114,560	1,342,643
Universal Insurance Holdings, Inc.	169,120	4,228,000
Total		137,990,465
Mortgage Real Estate Investment Trusts (REITS) 1.7%
Apollo Commercial Real Estate Finance, Inc.	730,400	13,548,920
ARMOUR Residential REIT, Inc.	278,100	4,566,402
Capstead Mortgage Corp.	501,805	3,648,122
Granite Point Mortgage Trust, Inc.	285,130	5,215,028
Invesco Mortgage Capital, Inc.	756,270	11,366,738
New York Mortgage Trust, Inc.	1,210,160	7,442,484
PennyMac Mortgage Investment Trust	447,640	9,740,647
Redwood Trust, Inc.	513,990	8,532,234
Total		64,060,575
Thrifts & Mortgage Finance 1.8%
Axos Financial, Inc.(a)	286,140	7,413,887
Dime Community Bancshares, Inc.	162,604	3,224,437
Flagstar Bancorp, Inc.	152,830	5,555,371
HomeStreet, Inc.(a)	129,470	3,414,124
Meta Financial Group, Inc.	146,510	4,528,624
NMI Holdings, Inc., Class A(a)	358,310	10,154,505
Northfield Bancorp, Inc.	250,900	3,893,968
Northwest Bancshares, Inc.	563,556	8,909,820
Oritani Financial Corp.	203,308	3,482,666
Provident Financial Services, Inc.	325,811	7,757,560
TrustCo Bank Corp.	513,695	3,940,041
Walker & Dunlop, Inc.	150,080	8,383,469
Total		70,658,472
Total Financials		677,877,309
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.4%
Biotechnology 3.5%
Acorda Therapeutics, Inc.(a)	211,945	684,582
AMAG Pharmaceuticals, Inc.(a)	179,150	1,956,318
Anika Therapeutics, Inc.(a)	75,380	4,278,569
Arrowhead Pharmaceuticals, Inc.(a)	503,040	17,188,877
Cytokinetics, Inc.(a)	306,240	4,302,672
Eagle Pharmaceuticals, Inc.(a)	54,670	3,082,841
Emergent Biosolutions, Inc.(a)	239,979	10,511,080
Enanta Pharmaceuticals, Inc.(a)	84,530	5,963,592
Genomic Health, Inc.(a)	114,080	8,745,373
Medicines Co. (The)(a)	370,367	15,540,599
Momenta Pharmaceuticals, Inc.(a)	523,191	6,607,902
Myriad Genetics, Inc.(a)	389,280	9,159,759
Progenics Pharmaceuticals, Inc.(a)	449,610	1,978,284
REGENXBIO, Inc.(a)	163,280	5,631,527
Repligen Corp.(a)	236,720	21,969,983
Spectrum Pharmaceuticals, Inc.(a)	564,325	4,142,146
Vanda Pharmaceuticals, Inc.(a)	281,000	3,959,290
Xencor, Inc.(a)	254,140	9,474,339
Total		135,177,733
Health Care Equipment & Supplies 3.1%
Angiodynamics, Inc.(a)	197,450	3,627,156
Cardiovascular Systems, Inc.(a)	184,770	8,948,411
CONMED Corp.	137,798	13,885,904
CryoLife, Inc.(a)	182,240	4,884,032
Cutera, Inc.(a)	74,470	2,149,949
Heska Corp.(a)	37,010	2,597,732
Integer Holdings Corp.(a)	159,222	11,527,673
Invacare Corp.	179,112	866,902
Lantheus Holdings, Inc.(a)	205,960	4,481,690
LeMaitre Vascular, Inc.	84,540	2,676,536
Meridian Bioscience, Inc.	226,170	2,087,549
Merit Medical Systems, Inc.(a)	291,828	10,149,778
Mesa Laboratories, Inc.	20,710	4,581,673
Natus Medical, Inc.(a)	180,420	4,994,026
Neogen Corp.(a)	276,525	19,500,543
OraSure Technologies, Inc.(a)	329,220	2,172,852
Orthofix Medical, Inc.(a)	101,160	5,142,974

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SurModics, Inc.(a)	71,079	3,344,978
Tactile Systems Technology, Inc.(a)	90,890	4,584,492
Varex Imaging Corp.(a)	203,200	5,354,320
Total		117,559,170
Health Care Providers & Services 2.7%
Addus HomeCare Corp.(a)	53,860	4,738,603
AMN Healthcare Services, Inc.(a)	247,350	14,445,240
BioTelemetry, Inc.(a)	179,350	7,111,227
Community Health Systems, Inc.(a)	626,390	1,559,711
Corvel Corp.(a)	48,088	4,050,452
Cross Country Healthcare, Inc.(a)	195,381	2,002,655
Diplomat Pharmacy, Inc.(a)	301,260	1,750,321
Ensign Group, Inc. (The)	264,378	13,192,462
LHC Group, Inc.(a)	155,380	18,412,530
Magellan Health, Inc.(a)	127,566	8,037,934
Owens & Minor, Inc.	333,910	1,696,263
Providence Service Corp. (The)(a)	58,840	3,307,396
Select Medical Holdings Corp.(a)	574,770	9,322,769
Tivity Health, Inc.(a)	253,087	4,621,369
U.S. Physical Therapy, Inc.	67,700	9,039,304
Total		103,288,236
Health Care Technology 1.2%
Computer Programs & Systems, Inc.	64,741	1,369,272
HealthStream, Inc.(a)	135,749	3,430,377
HMS Holdings Corp.(a)	462,090	16,880,148
NextGen Healthcare, Inc.(a)	253,893	3,607,820
Omnicell, Inc.(a)	218,685	15,701,583
Tabula Rasa HealthCare, Inc.(a)	96,830	5,499,944
Total		46,489,144
Life Sciences Tools & Services 1.0%
Cambrex Corp.(a)	178,563	10,701,281
Luminex Corp.	221,924	4,549,442
Medpace Holdings, Inc.(a)	138,730	11,224,644
NeoGenomics, Inc.(a)	543,660	13,580,627
Total		40,055,994
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.9%
Akorn, Inc.(a)	500,780	1,447,254
Amphastar Pharmaceuticals, Inc.(a)	187,280	4,206,309
ANI Pharmaceuticals, Inc.(a)	44,700	2,927,850
Assertio Therapeutics, Inc.(a)	341,700	492,048
Corcept Therapeutics, Inc.(a)	554,550	6,992,876
Endo International PLC(a)	1,068,020	2,531,207
Innoviva, Inc.(a)	359,960	4,171,936
Lannett Co., Inc.(a)	181,510	1,869,553
Phibro Animal Health Corp., Class A	107,640	2,222,766
Supernus Pharmaceuticals, Inc.(a)	277,930	7,512,448
Total		34,374,247
Total Health Care		476,944,524
Industrials 17.8%
Aerospace & Defense 2.4%
AAR Corp.	173,023	7,433,068
Aerojet Rocketdyne Holdings, Inc.(a)	383,917	20,051,985
Aerovironment, Inc.(a)	113,009	5,823,354
Cubic Corp.	152,077	10,534,374
Mercury Systems, Inc.(a)	293,659	25,146,020
Moog, Inc., Class A	172,314	14,000,512
National Presto Industries, Inc.	26,717	2,289,914
Park Aerospace Corp.	103,287	1,745,550
Triumph Group, Inc.	264,770	5,501,921
Total		92,526,698
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.(a)	137,155	3,545,457
Echo Global Logistics, Inc.(a)	148,010	2,966,120
Forward Air Corp.	152,249	9,485,113
HUB Group, Inc., Class A(a)	180,937	7,791,147
Total		23,787,837
Airlines 0.8%
Allegiant Travel Co.	68,262	9,692,521
Hawaiian Holdings, Inc.	254,910	6,222,353
Skywest, Inc.	271,819	15,564,356
Total		31,479,230

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.9%
AAON, Inc.	215,669	10,345,642
American Woodmark Corp.(a)	79,650	6,560,771
Apogee Enterprises, Inc.	141,120	5,211,562
Gibraltar Industries, Inc.(a)	170,857	6,880,411
Griffon Corp.	183,745	3,206,350
Insteel Industries, Inc.	97,040	1,814,648
Patrick Industries, Inc.(a)	120,190	4,343,667
PGT, Inc.(a)	309,560	4,952,960
Quanex Building Products Corp.	175,734	3,026,139
Simpson Manufacturing Co., Inc.	213,266	13,691,677
Universal Forest Products, Inc.	325,510	12,727,441
Total		72,761,268
Commercial Services & Supplies 2.0%
ABM Industries, Inc.	352,068	13,118,054
Brady Corp., Class A	261,476	12,344,282
Interface, Inc.	318,269	3,516,873
LSC Communications, Inc.	177,786	231,122
Matthews International Corp., Class A	168,340	4,934,045
Mobile Mini, Inc.	238,609	7,458,917
Pitney Bowes, Inc.	906,630	3,227,603
RR Donnelley & Sons Co.	375,633	909,032
Team, Inc.(a)	160,480	2,644,710
U.S. Ecology, Inc.	117,190	7,098,198
Unifirst Corp.	81,452	15,957,261
Viad Corp.	107,622	6,955,610
Total		78,395,707
Construction & Engineering 0.6%
Aegion Corp.(a)	166,288	3,282,525
Arcosa, Inc.	256,520	8,334,335
Comfort Systems U.S.A., Inc.	195,803	7,569,744
MYR Group, Inc.(a)	88,130	2,526,687
Total		21,713,291
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.4%
AZZ, Inc.	138,635	5,721,467
Encore Wire Corp.	110,854	5,985,008
Powell Industries, Inc.	46,585	1,691,967
Vicor Corp.(a)	86,209	2,628,512
Total		16,026,954
Industrial Conglomerates 0.2%
Raven Industries, Inc.	191,140	5,575,554
Machinery 5.4%
Actuant Corp., Class A	325,854	7,237,217
Alamo Group, Inc.	51,130	5,838,023
Albany International Corp., Class A	161,632	13,289,383
Astec Industries, Inc.	119,537	3,299,221
Barnes Group, Inc.	250,810	11,248,828
Briggs & Stratton Corp.	223,144	963,982
Chart Industries, Inc.(a)	189,850	11,930,174
CIRCOR International, Inc.(a)	105,572	3,628,510
EnPro Industries, Inc.	110,033	6,852,855
ESCO Technologies, Inc.	137,832	10,493,150
Federal Signal Corp.	319,866	9,503,219
Franklin Electric Co., Inc.	204,356	9,369,723
Greenbrier Companies, Inc. (The)	171,930	4,004,250
Harsco Corp.(a)	425,450	7,615,555
Hillenbrand, Inc.	332,245	9,116,803
John Bean Technologies Corp.	167,818	17,171,138
Lindsay Corp.	57,228	5,050,943
Lydall, Inc.(a)	93,008	1,870,391
Mueller Industries, Inc.	300,430	7,919,335
Proto Labs, Inc.(a)	142,450	13,495,713
SPX Corp.(a)	232,740	8,832,483
SPX FLOW, Inc.(a)	225,670	7,607,336
Standex International Corp.	67,118	4,614,362
Tennant Co.	96,370	6,590,744
Titan International, Inc.	267,400	695,240
Wabash National Corp.	294,070	4,011,115
Watts Water Technologies, Inc., Class A	146,925	13,462,738
Total		205,712,431

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine 0.2%
Matson, Inc.	227,220	8,073,127
Professional Services 1.9%
Exponent, Inc.	275,360	19,520,270
Forrester Research, Inc.	54,780	1,910,179
FTI Consulting, Inc.(a)	201,670	21,808,594
Heidrick & Struggles International, Inc.	101,432	2,693,020
Kelly Services, Inc., Class A	165,469	4,006,004
Korn/Ferry International	299,387	11,700,044
Navigant Consulting, Inc.	208,762	5,818,197
Resources Connection, Inc.	159,697	2,642,985
TrueBlue, Inc.(a)	213,031	4,134,932
Total		74,234,225
Road & Rail 0.7%
ArcBest Corp.	135,365	4,008,158
Heartland Express, Inc.	252,266	5,189,111
Marten Transport Ltd.	205,713	4,046,375
Saia, Inc.(a)	137,360	11,749,774
Total		24,993,418
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	204,761	10,932,190
DXP Enterprises, Inc.(a)	84,940	2,756,303
GMS, Inc.(a)	171,370	5,048,560
Kaman Corp.	148,241	8,655,792
Veritiv Corp.(a)	68,230	1,129,889
Total		28,522,734
Total Industrials		683,802,474
Information Technology 14.6%
Communications Equipment 1.4%
ADTRAN, Inc.	253,650	2,604,986
Applied Optoelectronics, Inc.(a)	100,500	894,450
CalAmp Corp.(a)	178,255	1,711,248
Comtech Telecommunications Corp.	128,067	3,425,792
Digi International, Inc.(a)	148,867	1,902,520
Extreme Networks, Inc.(a)	630,060	4,208,801
Finisar Corp.(a)	625,540	14,143,459
Harmonic, Inc.(a)	471,106	3,104,589
Common Stocks (continued)
Issuer	Shares	Value ($)
NETGEAR, Inc.(a)	167,085	5,801,191
Viavi Solutions, Inc.(a)	1,213,310	16,852,876
Total		54,649,912
Electronic Equipment, Instruments & Components 4.2%
Anixter International, Inc.(a)	153,671	9,215,650
Arlo Technologies, Inc.(a)	395,517	1,241,923
Badger Meter, Inc.	154,476	7,967,872
Bel Fuse, Inc., Class B	53,450	587,950
Benchmark Electronics, Inc.	204,621	5,418,364
CTS Corp.	174,317	4,973,264
Daktronics, Inc.	210,943	1,525,118
ePlus, Inc.(a)	72,210	5,901,001
Fabrinet (a)	195,420	9,866,756
FARO Technologies, Inc.(a)	91,936	4,526,929
II-VI, Inc.(a)	316,803	11,883,281
Insight Enterprises, Inc.(a)	189,734	9,118,616
Itron, Inc.(a)	177,450	12,323,902
KEMET Corp.	307,730	5,154,478
Knowles Corp.(a)	482,290	9,780,841
Methode Electronics, Inc.	196,241	6,228,689
MTS Systems Corp.	95,421	5,426,592
OSI Systems, Inc.(a)	89,337	9,381,278
Plexus Corp.(a)	159,724	9,137,810
Rogers Corp.(a)	98,406	13,030,923
Sanmina Corp.(a)	366,110	10,580,579
Scansource, Inc.(a)	136,365	3,853,675
TTM Technologies, Inc.(a)	497,983	5,308,499
Total		162,433,990
IT Services 2.1%
Cardtronics PLC, Class A(a)	199,048	5,895,802
CSG Systems International, Inc.	176,237	9,495,650
EVERTEC, Inc.	318,060	11,087,572
ExlService Holdings, Inc.(a)	182,200	12,334,940
Mantech International Corp., Class A	141,620	9,953,054
NIC, Inc.	355,015	7,391,412
Perficient, Inc.(a)	174,793	6,439,374
Sykes Enterprises, Inc.(a)	209,363	6,071,527
TTEC Holdings, Inc.	73,685	3,456,563

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unisys Corp.(a)	274,760	1,796,930
Virtusa Corp.(a)	147,168	5,318,651
Total		79,241,475
Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.(a)	202,863	10,475,845
Axcelis Technologies, Inc.(a)	174,780	2,675,882
Brooks Automation, Inc.	382,729	12,756,358
Cabot Microelectronics Corp.	154,187	19,219,409
Ceva, Inc.(a)	116,585	3,661,935
Cohu, Inc.	217,616	2,593,983
Diodes, Inc.(a)	212,147	7,753,973
DSP Group, Inc.(a)	104,853	1,451,165
Formfactor, Inc.(a)	395,690	6,762,342
Ichor Holdings Ltd.(a)	118,730	2,524,200
Kopin Corp.(a)	357,099	331,102
Kulicke & Soffa Industries, Inc.	344,965	7,185,621
MaxLinear, Inc., Class A(a)	340,880	6,756,242
Nanometrics, Inc.(a)	130,170	3,552,339
PDF Solutions, Inc.(a)	147,970	1,732,729
Photronics, Inc.(a)	355,820	3,842,856
Power Integrations, Inc.	155,304	13,825,162
Rambus, Inc.(a)	583,780	7,320,601
Rudolph Technologies, Inc.(a)	164,615	3,619,884
SMART Global Holdings, Inc.(a)	66,900	1,900,629
SolarEdge Technologies, Inc.(a)	236,900	19,406,848
Ultra Clean Holdings, Inc.(a)	208,690	2,491,759
Veeco Instruments, Inc.(a)	258,244	2,391,339
Xperi Corp.	261,484	4,790,387
Total		149,022,590
Software 2.6%
8x8, Inc.(a)	510,860	12,419,007
Agilysys, Inc.(a)	93,494	2,547,711
Alarm.com Holdings, Inc.(a)	187,200	8,910,720
Bottomline Technologies de, Inc.(a)	200,662	8,275,301
Ebix, Inc.	116,618	4,130,610
LivePerson, Inc.(a)	316,522	12,578,584
MicroStrategy, Inc., Class A(a)	43,529	6,237,270
Monotype Imaging Holdings, Inc.	219,511	4,335,342
OneSpan, Inc.(a)	166,423	2,246,711
Common Stocks (continued)
Issuer	Shares	Value ($)
Progress Software Corp.	236,073	8,918,838
Qualys, Inc.(a)	178,670	14,225,705
SPS Commerce, Inc.(a)	190,080	9,606,643
TiVo Corp.	662,690	4,990,056
Total		99,422,498
Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.(a)	619,110	4,333,770
Cray, Inc.(a)	218,490	7,631,856
Diebold, Inc.(a)	406,360	4,555,295
Total		16,520,921
Total Information Technology		561,291,386
Materials 4.1%
Chemicals 2.6%
AdvanSix, Inc.(a)	150,480	3,361,723
American Vanguard Corp.	138,751	1,966,102
Balchem Corp.	171,552	15,232,102
Ferro Corp.(a)	434,690	4,429,491
FutureFuel Corp.	136,930	1,476,105
Hawkins, Inc.	50,737	2,250,186
HB Fuller Co.	269,983	11,503,976
Innophos Holdings, Inc.	104,360	2,931,472
Innospec, Inc.	129,880	10,803,418
Koppers Holdings, Inc.(a)	109,552	2,904,224
Kraton Performance Polymers, Inc.(a)	169,865	4,661,096
Livent Corp.(a)	774,620	4,763,913
LSB Industries, Inc.(a)	108,375	506,111
Quaker Chemical Corp.	68,423	10,869,678
Rayonier Advanced Materials, Inc.	265,170	930,747
Stepan Co.	107,979	10,300,117
Tredegar Corp.	135,628	2,345,008
Trinseo SA	216,850	7,609,266
Total		98,844,735
Construction Materials 0.1%
U.S. Concrete, Inc.(a)	83,750	3,393,550
Containers & Packaging 0.1%
Myers Industries, Inc.	188,149	3,166,548

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.7%
AK Steel Holding Corp.(a)	1,678,385	3,625,312
Century Aluminum Co.(a)	263,884	1,454,001
Haynes International, Inc.	66,404	1,983,487
Kaiser Aluminum Corp.	85,569	7,566,867
Materion Corp.	107,999	6,354,661
Olympic Steel, Inc.	48,464	520,988
SunCoke Energy, Inc.(a)	476,917	2,975,962
TimkenSteel Corp.(a)	209,010	1,091,032
Total		25,572,310
Paper & Forest Products 0.6%
Boise Cascade Co.	206,780	6,492,892
Clearwater Paper Corp.(a)	87,621	1,403,688
Mercer International, Inc.	229,890	2,767,876
Neenah, Inc.	89,485	5,707,353
PH Glatfelter Co.	233,749	3,361,311
Schweitzer-Mauduit International, Inc.	163,897	5,497,105
Total		25,230,225
Total Materials		156,207,368
Real Estate 6.9%
Equity Real Estate Investment Trusts (REITS) 6.7%
Acadia Realty Trust	439,132	12,010,260
Agree Realty Corp.	222,555	16,622,633
American Assets Trust, Inc.	250,130	11,721,092
Armada Hoffler Properties, Inc.	278,110	4,822,427
CareTrust REIT, Inc.	507,116	12,064,290
CBL & Associates Properties, Inc.	920,390	837,555
Cedar Realty Trust, Inc.	455,916	1,080,521
Chatham Lodging Trust	247,100	4,099,389
Chesapeake Lodging Trust	322,400	8,301,800
Community Healthcare Trust, Inc.	95,070	4,053,785
DiamondRock Hospitality Co.	1,068,798	10,121,517
Easterly Government Properties, Inc.	416,140	8,551,677
Four Corners Property Trust, Inc.	362,914	10,339,420
Franklin Street Properties Corp.	568,925	4,306,762
Getty Realty Corp.	180,526	5,733,506
Global Net Lease, Inc.	444,820	8,531,648
Hersha Hospitality Trust	191,410	2,660,599
Common Stocks (continued)
Issuer	Shares	Value ($)
Independence Realty Trust, Inc.	476,630	6,629,923
Innovative Industrial Properties, Inc.	58,920	5,253,307
iStar, Inc.	343,240	4,393,472
Kite Realty Group Trust	445,330	6,363,766
Lexington Realty Trust	1,109,039	11,522,915
LTC Properties, Inc.	210,841	10,289,041
National Storage Affiliates Trust	301,800	10,098,228
NorthStar Realty Europe Corp.	266,940	4,519,294
Office Properties Income Trust	255,145	6,916,981
Pennsylvania Real Estate Investment Trust	316,134	1,624,929
Retail Opportunity Investments Corp.	606,490	10,619,640
RPT Realty	426,320	5,073,208
Saul Centers, Inc.	61,692	3,098,789
Summit Hotel Properties, Inc.	557,510	6,221,812
Universal Health Realty Income Trust	67,106	6,488,479
Urstadt Biddle Properties, Inc., Class A	158,646	3,329,979
Washington Prime Group, Inc.	989,470	3,195,988
Washington Real Estate Investment Trust	424,630	11,248,449
Whitestone REIT	211,320	2,624,594
Xenia Hotels & Resorts, Inc.	597,630	12,078,102
Total		257,449,777
Real Estate Management & Development 0.2%
Marcus & Millichap, Inc.(a)	113,940	4,110,955
RE/MAX Holdings, Inc., Class A	94,480	2,425,302
Realogy Holdings Corp.	605,960	2,896,489
Total		9,432,746
Total Real Estate		266,882,523
Utilities 2.4%
Electric Utilities 0.4%
El Paso Electric Co.	215,495	14,373,516
Gas Utilities 0.7%
Northwest Natural Holding Co.	161,405	11,517,861
South Jersey Industries, Inc.	490,176	15,852,292
Total		27,370,153
Multi-Utilities 0.4%
Avista Corp.	348,844	16,360,783

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.9%
American States Water Co.	195,214	18,063,152
California Water Service Group	255,380	14,413,647
Total		32,476,799
Total Utilities		90,581,251
Total Common Stocks (Cost $2,980,887,989)		3,775,676,678

Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core S&P Small-Cap ETF	495,000	37,412,100
Total Exchange-Traded Funds (Cost $36,065,700)		37,412,100

Rights 0.0%
Issuer	Shares	Value ($)
Industrials 0.0%
Industrial Conglomerates 0.0%
A. Schulman, Inc. CVR(a),(b),(c)	164,023	328,046
Total Industrials		328,046
Total Rights (Cost $328,046)		328,046

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(d),(e)	40,802,406	40,798,326
Total Money Market Funds (Cost $40,798,326)		40,798,326
Total Investments in Securities (Cost: $3,058,080,061)		3,854,215,150
Other Assets & Liabilities, Net		(8,701,435)
Net Assets		3,845,513,715

At August 31, 2019, securities and/or cash totaling $1,888,250 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	510	09/2019	USD	38,102,100	—	(1,046,809)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2019, the total value of these securities amounted to $328,046, which represents 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2019.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	82,523,982	296,608,954	(338,330,530)	40,802,406	383	—	600,444	40,798,326
Abbreviation Legend
CVR	Contingent Value Rights
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	77,499,823	—	—	77,499,823
Consumer Discretionary	520,399,531	—	—	520,399,531
Consumer Staples	144,328,129	—	—	144,328,129
Energy	119,862,360	—	—	119,862,360
Financials	677,877,309	—	—	677,877,309
Health Care	476,944,524	—	—	476,944,524
Industrials	683,802,474	—	—	683,802,474
Information Technology	561,291,386	—	—	561,291,386
Materials	156,207,368	—	—	156,207,368
Real Estate	266,882,523	—	—	266,882,523
Utilities	90,581,251	—	—	90,581,251
Total Common Stocks	3,775,676,678	—	—	3,775,676,678
Exchange-Traded Funds	37,412,100	—	—	37,412,100
Rights
Industrials	—	—	328,046	328,046
Total Rights	—	—	328,046	328,046
Money Market Funds	40,798,326	—	—	40,798,326
Total Investments in Securities	3,853,887,104	—	328,046	3,854,215,150
Investments in Derivatives
Liability
Futures Contracts	(1,046,809)	—	—	(1,046,809)
Total	3,852,840,295	—	328,046	3,853,168,341
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Index Fund | Semiannual Report 2019

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,017,281,735)	$3,813,416,824
Affiliated issuers (cost $40,798,326)	40,798,326
Margin deposits on:
Futures contracts	1,888,250
Receivable for:
Capital shares sold	2,754,233
Dividends	2,954,121
Variation margin for futures contracts	36,284
Expense reimbursement due from Investment Manager	233
Total assets	3,861,848,271
Liabilities
Due to custodian	1,917
Payable for:
Investments purchased	7,813,463
Capital shares purchased	8,159,109
Variation margin for futures contracts	95,865
Management services fees	21,124
Distribution and/or service fees	8,514
Compensation of board members	225,877
Other expenses	8,687
Total liabilities	16,334,556
Net assets applicable to outstanding capital stock	$3,845,513,715
Represented by
Paid in capital	3,012,783,578
Total distributable earnings (loss)	832,730,137
Total - representing net assets applicable to outstanding capital stock	$3,845,513,715
Class A
Net assets	$1,236,429,931
Shares outstanding	56,657,747
Net asset value per share	$21.82
Institutional Class
Net assets	$1,805,022,978
Shares outstanding	82,085,197
Net asset value per share	$21.99
Institutional 2 Class
Net assets	$725,922,578
Shares outstanding	32,236,153
Net asset value per share	$22.52
Institutional 3 Class
Net assets	$78,138,228
Shares outstanding	3,649,786
Net asset value per share	$21.41
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2019	19

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$31,752,131
Dividends — affiliated issuers	600,444
Foreign taxes withheld	(10,344)
Total income	32,342,231
Expenses:
Management services fees	4,076,485
Distribution and/or service fees
Class A	1,677,642
Compensation of board members	47,103
Interest on interfund lending	64
Other	14,079
Total expenses	5,815,373
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(76,903)
Total net expenses	5,738,470
Net investment income	26,603,761
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	83,817,144
Investments — affiliated issuers	383
Futures contracts	1,306,425
Net realized gain	85,123,952
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(314,294,505)
Futures contracts	(8,256,639)
Net change in unrealized appreciation (depreciation)	(322,551,144)
Net realized and unrealized loss	(237,427,192)
Net decrease in net assets resulting from operations	$(210,823,431)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Small Cap Index Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations
Net investment income	$26,603,761	$45,732,145
Net realized gain	85,123,952	336,761,566
Net change in unrealized appreciation (depreciation)	(322,551,144)	(131,987,680)
Net increase (decrease) in net assets resulting from operations	(210,823,431)	250,506,031
Distributions to shareholders
Net investment income and net realized gains
Class A	(30,882,241)	(138,189,343)
Institutional Class	(43,657,890)	(190,181,500)
Institutional 2 Class	(16,917,601)	(65,475,539)
Institutional 3 Class	(1,812,831)	(5,811,465)
Class T		(26,604)
Total distributions to shareholders	(93,270,563)	(399,684,451)
Increase (decrease) in net assets from capital stock activity	(137,665,631)	490,156,857
Total increase (decrease) in net assets	(441,759,625)	340,978,437
Net assets at beginning of period	4,287,273,340	3,946,294,903
Net assets at end of period	$3,845,513,715	$4,287,273,340
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2019	21

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	5,211,132	118,544,675	15,655,887	395,797,918
Distributions reinvested	1,202,941	26,693,261	5,217,324	120,100,570
Redemptions	(10,948,998)	(247,969,145)	(20,840,413)	(518,791,016)
Net increase (decrease)	(4,534,925)	(102,731,209)	32,798	(2,892,528)
Institutional Class
Subscriptions	7,494,192	170,743,018	24,634,983	622,818,261
Distributions reinvested	1,467,902	32,807,600	5,963,857	137,882,592
Redemptions	(12,439,273)	(283,889,308)	(21,316,512)	(527,511,753)
Net increase (decrease)	(3,477,179)	(80,338,690)	9,282,328	233,189,100
Institutional 2 Class
Subscriptions	6,742,594	157,888,467	14,705,902	379,016,972
Distributions reinvested	659,323	15,091,902	2,514,445	59,405,165
Redemptions	(6,046,794)	(140,405,997)	(9,723,235)	(247,933,263)
Net increase	1,355,123	32,574,372	7,497,112	190,488,874
Institutional 3 Class
Subscriptions	686,252	15,297,813	2,780,764	69,603,523
Distributions reinvested	81,923	1,782,655	252,853	5,685,170
Redemptions	(192,004)	(4,250,572)	(141,040)	(3,318,182)
Net increase	576,171	12,829,896	2,892,577	71,970,511
Class K
Subscriptions	—	—	502	12,752
Redemptions	—	—	(90,475)	(2,326,799)
Net decrease	—	—	(89,973)	(2,314,047)
Class T
Distributions reinvested	—	—	1,155	26,350
Redemptions	—	—	(14,378)	(311,403)
Net decrease	—	—	(13,223)	(285,053)
Total net increase (decrease)	(6,080,810)	(137,665,631)	19,601,619	490,156,857
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Small Cap Index Fund | Semiannual Report 2019

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Columbia Small Cap Index Fund | Semiannual Report 2019	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$23.54	0.13	(1.32)	(1.19)	—	(0.53)	(0.53)
Year Ended 2/28/2019	$24.33	0.23	1.32	1.55	(0.23)	(2.11)	(2.34)
Year Ended 2/28/2018	$23.83	0.21	2.11	2.32	(0.22)	(1.60)	(1.82)
Year Ended 2/28/2017	$19.05	0.19	6.28	6.47	(0.19)	(1.50)	(1.69)
Year Ended 2/29/2016	$23.29	0.22	(2.25)	(2.03)	(0.22)	(1.99)	(2.21)
Year Ended 2/28/2015	$23.54	0.20	1.40	1.60	(0.18)	(1.67)	(1.85)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$23.69	0.16	(1.33)	(1.17)	—	(0.53)	(0.53)
Year Ended 2/28/2019	$24.47	0.29	1.33	1.62	(0.29)	(2.11)	(2.40)
Year Ended 2/28/2018	$23.96	0.27	2.12	2.39	(0.28)	(1.60)	(1.88)
Year Ended 2/28/2017	$19.14	0.24	6.32	6.56	(0.24)	(1.50)	(1.74)
Year Ended 2/29/2016	$23.39	0.27	(2.25)	(1.98)	(0.28)	(1.99)	(2.27)
Year Ended 2/28/2015	$23.63	0.26	1.41	1.67	(0.24)	(1.67)	(1.91)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$24.25	0.16	(1.36)	(1.20)	—	(0.53)	(0.53)
Year Ended 2/28/2019	$24.99	0.30	1.36	1.66	(0.29)	(2.11)	(2.40)
Year Ended 2/28/2018	$24.43	0.28	2.16	2.44	(0.28)	(1.60)	(1.88)
Year Ended 2/28/2017	$19.49	0.25	6.43	6.68	(0.24)	(1.50)	(1.74)
Year Ended 2/29/2016	$23.78	0.28	(2.30)	(2.02)	(0.28)	(1.99)	(2.27)
Year Ended 2/28/2015	$23.99	0.27	1.43	1.70	(0.24)	(1.67)	(1.91)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$23.08	0.15	(1.29)	(1.14)	—	(0.53)	(0.53)
Year Ended 2/28/2019	$23.90	0.29	1.29	1.58	(0.29)	(2.11)	(2.40)
Year Ended 2/28/2018(f)	$23.87	0.24	1.67	1.91	(0.28)	(1.60)	(1.88)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Small Cap Index Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	$21.82	(5.09%)	0.45% (c),(d)	0.45% (c),(d)	1.14% (c)	6%	$1,236,430
Year Ended 2/28/2019	$23.54	6.70%	0.45%	0.45% (e)	0.89%	22%	$1,440,665
Year Ended 2/28/2018	$24.33	9.86%	0.45%	0.45% (e)	0.88%	16%	$1,488,143
Year Ended 2/28/2017	$23.83	34.40%	0.45%	0.45% (e)	0.85%	18%	$1,638,983
Year Ended 2/29/2016	$19.05	(9.67%)	0.45%	0.45% (e)	0.99%	19%	$1,131,160
Year Ended 2/28/2015	$23.29	7.19%	0.45%	0.45% (e)	0.89%	17%	$1,231,774
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$21.99	(4.97%)	0.20% (c),(d)	0.20% (c),(d)	1.39% (c)	6%	$1,805,023
Year Ended 2/28/2019	$23.69	6.99%	0.20%	0.20% (e)	1.14%	22%	$2,026,925
Year Ended 2/28/2018	$24.47	10.11%	0.20%	0.20% (e)	1.12%	16%	$1,866,835
Year Ended 2/28/2017	$23.96	34.74%	0.20%	0.20% (e)	1.10%	18%	$1,665,820
Year Ended 2/29/2016	$19.14	(9.44%)	0.20%	0.20% (e)	1.22%	19%	$1,326,728
Year Ended 2/28/2015	$23.39	7.47%	0.20%	0.20% (e)	1.14%	17%	$1,725,837
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$22.52	(4.98%)	0.20% (c),(d)	0.20% (c),(d)	1.39% (c)	6%	$725,923
Year Ended 2/28/2019	$24.25	7.01%	0.20%	0.20%	1.14%	22%	$748,749
Year Ended 2/28/2018	$24.99	10.12%	0.20%	0.20%	1.12%	16%	$584,472
Year Ended 2/28/2017	$24.43	34.73%	0.20%	0.20%	1.10%	18%	$437,779
Year Ended 2/29/2016	$19.49	(9.46%)	0.20%	0.20%	1.24%	19%	$208,441
Year Ended 2/28/2015	$23.78	7.49%	0.20%	0.20%	1.17%	17%	$166,247
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$21.41	(4.97%)	0.20% (c),(d)	0.20% (c),(d)	1.39% (c)	6%	$78,138
Year Ended 2/28/2019	$23.08	6.99%	0.20%	0.20%	1.16%	22%	$70,934
Year Ended 2/28/2018(f)	$23.90	8.14%	0.21%	0.20%	1.01%	16%	$4,327
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2019	25

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
26	Columbia Small Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Small Cap Index Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2019:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,046,809*

28	Columbia Small Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,306,425

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(8,256,639)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	40,645,263

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Small Cap Index Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended August 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
30	Columbia Small Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Small Cap Index Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2020
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,058,080,000	1,326,826,000	(531,738,000)	795,088,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2019 as arising on March 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
—	29,915,737
32	Columbia Small Cap Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $245,889,078 and $399,257,513, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	800,000	2.87	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
Columbia Small Cap Index Fund | Semiannual Report 2019	33

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
The Fund had no borrowings during the six months ended August 31, 2019.
Note 9. Significant risks
Passive Investment Risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At August 31, 2019, one unaffiliated shareholder of record owned 16.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 16.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
34	Columbia Small Cap Index Fund | Semiannual Report 2019

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Small Cap Index Fund | Semiannual Report 2019	35

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
36	Columbia Small Cap Index Fund | Semiannual Report 2019

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Small Cap Index Fund | Semiannual Report 2019	37

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Small Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR228_02_J01_(10/19)

SemiAnnual Report
August 31, 2019
Columbia Small Cap Value Fund II
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Small Cap Value Fund II (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Value Fund II  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Christian Stadlinger, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2002
Jarl Ginsberg, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2003
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/01/02	-6.93	-15.88	3.66	10.13
	Including sales charges		-12.27	-20.70	2.44	9.48
Advisor Class*		11/08/12	-6.80	-15.67	3.92	10.32
Class C	Excluding sales charges	05/01/02	-7.28	-16.53	2.89	9.31
	Including sales charges		-8.19	-17.26	2.89	9.31
Institutional Class		05/01/02	-6.84	-15.70	3.91	10.41
Institutional 2 Class*		11/08/12	-6.77	-15.55	4.06	10.42
Institutional 3 Class*		11/08/12	-6.73	-15.50	4.13	10.47
Class R		01/23/06	-7.05	-16.10	3.39	9.85
Russell 2000 Value Index			-6.89	-14.89	4.63	10.05
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Small Cap Value Fund II | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
First Industrial Realty Trust, Inc.	1.8
Atlantic Union Bankshares Corp.	1.8
PS Business Parks, Inc.	1.7
Community Bank System, Inc.	1.7
TCF Financial Corp.	1.7
MasTec, Inc.	1.6
Aaron’s, Inc.	1.6
New Jersey Resources Corp.	1.6
ONE Gas, Inc.	1.5
Portland General Electric Co.	1.4
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2019)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2019)
Communication Services	2.6
Consumer Discretionary	9.6
Consumer Staples	2.5
Energy	4.4
Financials	28.7
Health Care	4.6
Industrials	13.9
Information Technology	11.2
Materials	4.4
Real Estate	10.3
Utilities	7.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Value Fund II | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	930.70	1,018.60	6.18	6.46	1.28
Advisor Class	1,000.00	1,000.00	932.00	1,019.85	4.97	5.20	1.03
Class C	1,000.00	1,000.00	927.20	1,014.85	9.78	10.23	2.03
Institutional Class	1,000.00	1,000.00	931.60	1,019.85	4.97	5.20	1.03
Institutional 2 Class	1,000.00	1,000.00	932.30	1,020.60	4.25	4.45	0.88
Institutional 3 Class	1,000.00	1,000.00	932.70	1,020.85	4.01	4.19	0.83
Class R	1,000.00	1,000.00	929.50	1,017.35	7.38	7.72	1.53
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Small Cap Value Fund II | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 2.6%
Diversified Telecommunication Services 1.3%
Vonage Holdings Corp.(a)	1,165,000	15,401,300
Media 1.3%
Nexstar Media Group, Inc., Class A	164,000	16,217,960
Total Communication Services		31,619,260
Consumer Discretionary 9.5%
Auto Components 0.5%
Visteon Corp.(a)	94,000	6,483,180
Diversified Consumer Services 1.1%
Adtalem Global Education, Inc.(a)	315,428	13,475,084
Hotels, Restaurants & Leisure 1.5%
Brinker International, Inc.	275,999	10,487,962
Dine Brands Global, Inc.	115,000	8,113,250
Total		18,601,212
Household Durables 2.2%
KB Home	535,142	15,032,139
TopBuild Corp.(a)	118,187	10,946,480
Total		25,978,619
Specialty Retail 4.2%
Aaron’s, Inc.	295,714	18,958,224
American Eagle Outfitters, Inc.	487,927	8,206,932
Children’s Place, Inc. (The)	142,000	12,389,500
Genesco, Inc.(a)	204,042	7,280,219
Sally Beauty Holdings, Inc.(a)	300,642	3,676,852
Total		50,511,727
Total Consumer Discretionary		115,049,822
Consumer Staples 2.5%
Food & Staples Retailing 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)	616,069	16,177,972
Food Products 1.2%
TreeHouse Foods, Inc.(a)	280,000	14,182,000
Total Consumer Staples		30,359,972
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.3%
Energy Equipment & Services 0.7%
Patterson-UTI Energy, Inc.	947,000	8,191,550
Oil, Gas & Consumable Fuels 3.6%
Arch Coal, Inc.	188,000	14,393,280
Callon Petroleum Co.(a)	1,692,300	6,955,353
Delek U.S. Holdings, Inc.	335,000	10,971,250
Oasis Petroleum, Inc.(a)	1,375,000	4,290,000
SM Energy Co.	514,613	4,878,531
Southwestern Energy Co.(a)	1,577,137	2,491,877
Total		43,980,291
Total Energy		52,171,841
Financials 28.4%
Banks 16.1%
Ameris Bancorp	364,713	12,834,251
Atlantic Union Bankshares Corp.	586,498	21,178,443
Cathay General Bancorp	438,641	14,558,495
Community Bank System, Inc.	340,070	20,740,869
Hancock Whitney Corp.	390,000	13,692,900
Heritage Commerce Corp.	536,255	6,215,196
Heritage Financial Corp.	389,356	10,193,340
Independent Bank Corp.	239,199	16,172,244
Pacific Premier Bancorp, Inc.	453,427	13,357,959
Renasant Corp.	482,998	15,837,504
Sandy Spring Bancorp, Inc.	473,141	15,840,761
TCF Financial Corp.	514,616	19,843,593
UMB Financial Corp.	244,457	15,234,560
Total		195,700,115
Capital Markets 2.2%
Houlihan Lokey, Inc.	335,142	14,806,573
Moelis & Co., ADR, Class A	177,428	5,949,161
Virtu Financial, Inc. Class A	295,714	5,559,423
Total		26,315,157
Consumer Finance 0.5%
SLM Corp.	730,000	6,161,200
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Value Fund II | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.0%
American Equity Investment Life Holding Co.	250,628	5,401,033
AMERISAFE, Inc.	231,642	15,913,806
Argo Group International Holdings Ltd.	256,285	16,843,050
MBIA, Inc.(a)	1,165,886	10,492,974
Total		48,650,863
Mortgage Real Estate Investment Trusts (REITS) 1.4%
Blackstone Mortgage Trust, Inc.	356,314	12,399,727
Invesco Mortgage Capital, Inc.	295,714	4,444,582
Total		16,844,309
Thrifts & Mortgage Finance 4.2%
Axos Financial, Inc.(a)	404,142	10,471,319
MGIC Investment Corp.	1,290,000	16,318,500
OceanFirst Financial Corp.	363,432	7,639,341
WSFS Financial Corp.	389,356	16,049,254
Total		50,478,414
Total Financials		344,150,058
Health Care 4.6%
Biotechnology 0.6%
Alder Biopharmaceuticals, Inc.(a)	355,448	3,181,260
Immunomedics, Inc.(a)	345,000	4,416,000
Total		7,597,260
Health Care Equipment & Supplies 0.5%
Merit Medical Systems, Inc.(a)	182,000	6,329,960
Health Care Providers & Services 1.8%
LHC Group, Inc.(a)	122,343	14,497,645
R1 RCM, Inc.(a)	630,000	7,345,800
Total		21,843,445
Life Sciences Tools & Services 0.5%
Syneos Health, Inc.(a)	117,100	6,151,263
Pharmaceuticals 1.2%
Horizon Therapeutics PLC(a)	500,000	13,815,000
Total Health Care		55,736,928
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 13.7%
Airlines 1.6%
Skywest, Inc.	266,142	15,239,291
Spirit Airlines, Inc.(a)	100,543	3,774,384
Total		19,013,675
Building Products 1.3%
Armstrong World Industries, Inc.	160,000	15,275,200
Construction & Engineering 2.3%
Granite Construction, Inc.	305,000	8,674,200
MasTec, Inc.(a)	305,000	19,175,350
Total		27,849,550
Electrical Equipment 1.1%
Sunrun, Inc.(a)	900,000	13,797,000
Machinery 2.0%
Evoqua Water Technologies Corp.(a)	720,000	11,131,200
Kennametal, Inc.	188,000	5,619,320
Navistar International Corp.(a)	355,000	8,165,000
Total		24,915,520
Professional Services 3.0%
ICF International, Inc.	192,214	16,272,837
Kforce, Inc.	337,113	10,969,657
Korn/Ferry International	246,428	9,630,406
Total		36,872,900
Road & Rail 1.0%
Covenant Transportation Group, Inc., Class A(a)	445,541	6,406,880
Hertz Global Holdings, Inc.(a)	445,902	5,399,873
Total		11,806,753
Trading Companies & Distributors 1.4%
NOW, Inc.(a)	650,569	7,735,265
Triton International Ltd.	283,491	9,114,236
Total		16,849,501
Total Industrials		166,380,099

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 11.0%
Communications Equipment 3.2%
Ciena Corp.(a)	280,000	11,460,400
Lumentum Holdings, Inc.(a)	250,000	13,940,000
Viavi Solutions, Inc.(a)	925,977	12,861,821
Total		38,262,221
Electronic Equipment, Instruments & Components 1.2%
SYNNEX Corp.	176,000	14,750,560
IT Services 2.1%
KBR, Inc.	492,856	12,577,685
Science Applications International Corp.	152,786	13,446,696
Total		26,024,381
Semiconductors & Semiconductor Equipment 2.5%
Cohu, Inc.	565,000	6,734,800
Entegris, Inc.	345,000	14,776,350
Kulicke & Soffa Industries, Inc.	455,000	9,477,650
Total		30,988,800
Software 2.0%
Avaya Holdings Corp.(a)	880,000	12,425,600
Verint Systems, Inc.(a)	215,000	11,457,350
Total		23,882,950
Total Information Technology		133,908,912
Materials 4.4%
Chemicals 0.8%
Livent Corp.(a)	438,094	2,694,278
Orion Engineered Carbons SA	515,000	7,163,650
Total		9,857,928
Metals & Mining 3.6%
Allegheny Technologies, Inc.(a)	339,552	6,729,921
Carpenter Technology Corp.	256,285	12,465,702
Cleveland-Cliffs, Inc.	1,285,000	10,202,900
Materion Corp.	234,242	13,782,799
Total		43,181,322
Total Materials		53,039,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 10.2%
Equity Real Estate Investment Trusts (REITS) 10.2%
American Assets Trust, Inc.	335,142	15,704,754
Brandywine Realty Trust	702,898	10,086,586
Chesapeake Lodging Trust	436,078	11,229,009
CoreCivic, Inc.	370,000	6,271,500
First Industrial Realty Trust, Inc.	561,855	21,884,252
Hudson Pacific Properties, Inc.	357,171	12,143,814
Mack-Cali Realty Corp.	586,498	11,946,964
PS Business Parks, Inc.	116,314	20,891,158
Sunstone Hotel Investors, Inc.	980,782	12,887,475
Total		123,045,512
Total Real Estate		123,045,512
Utilities 7.7%
Electric Utilities 2.5%
PNM Resources, Inc.	250,962	12,801,572
Portland General Electric Co.	300,642	17,103,523
Total		29,905,095
Gas Utilities 5.2%
New Jersey Resources Corp.	409,070	18,710,862
ONE Gas, Inc.	195,171	17,879,615
South Jersey Industries, Inc.	421,884	13,643,729
Southwest Gas Holdings, Inc.	141,943	12,949,460
Total		63,183,666
Total Utilities		93,088,761
Total Common Stocks (Cost $1,001,819,835)		1,198,550,415

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(b),(c)	12,022,164	12,020,962
Total Money Market Funds (Cost $12,020,962)		12,020,962
Total Investments in Securities (Cost: $1,013,840,797)		1,210,571,377
Other Assets & Liabilities, Net		997,126
Net Assets		1,211,568,503

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Value Fund II | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	15,754,613	123,405,940	(127,138,389)	12,022,164	488	—	467,707	12,020,962
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2019	9

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	31,619,260	—	—	31,619,260
Consumer Discretionary	115,049,822	—	—	115,049,822
Consumer Staples	30,359,972	—	—	30,359,972
Energy	52,171,841	—	—	52,171,841
Financials	344,150,058	—	—	344,150,058
Health Care	55,736,928	—	—	55,736,928
Industrials	166,380,099	—	—	166,380,099
Information Technology	133,908,912	—	—	133,908,912
Materials	53,039,250	—	—	53,039,250
Real Estate	123,045,512	—	—	123,045,512
Utilities	93,088,761	—	—	93,088,761
Total Common Stocks	1,198,550,415	—	—	1,198,550,415
Money Market Funds	12,020,962	—	—	12,020,962
Total Investments in Securities	1,210,571,377	—	—	1,210,571,377
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Value Fund II | Semiannual Report 2019

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,001,819,835)	$1,198,550,415
Affiliated issuers (cost $12,020,962)	12,020,962
Receivable for:
Investments sold	3,383,663
Capital shares sold	1,199,896
Dividends	1,159,178
Expense reimbursement due from Investment Manager	1,592
Prepaid expenses	7,107
Other assets	904
Total assets	1,216,323,717
Liabilities
Payable for:
Investments purchased	2,067,928
Capital shares purchased	2,202,838
Management services fees	27,637
Distribution and/or service fees	926
Transfer agent fees	269,513
Compensation of board members	139,866
Compensation of chief compliance officer	162
Other expenses	46,344
Total liabilities	4,755,214
Net assets applicable to outstanding capital stock	$1,211,568,503
Represented by
Paid in capital	1,008,228,918
Total distributable earnings (loss)	203,339,585
Total - representing net assets applicable to outstanding capital stock	$1,211,568,503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2019	11

Statement of Assets and Liabilities  (continued)
August 31, 2019 (Unaudited)
Class A
Net assets	$122,485,557
Shares outstanding	8,889,547
Net asset value per share	$13.78
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.62
Advisor Class
Net assets	$67,711,706
Shares outstanding	4,706,115
Net asset value per share	$14.39
Class C
Net assets	$373,495
Shares outstanding	31,799
Net asset value per share	$11.75
Institutional Class
Net assets	$456,827,490
Shares outstanding	32,553,799
Net asset value per share	$14.03
Institutional 2 Class
Net assets	$111,464,462
Shares outstanding	7,727,844
Net asset value per share	$14.42
Institutional 3 Class
Net assets	$447,407,035
Shares outstanding	30,898,653
Net asset value per share	$14.48
Class R
Net assets	$5,298,758
Shares outstanding	392,962
Net asset value per share	$13.48
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Value Fund II | Semiannual Report 2019

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$11,580,163
Dividends — affiliated issuers	467,707
Interfund lending	115
Foreign taxes withheld	(28,500)
Total income	12,019,485
Expenses:
Management services fees	5,464,337
Distribution and/or service fees
Class A	169,272
Class C	2,439
Class R	14,528
Transfer agent fees
Class A	170,668
Advisor Class	106,974
Class C	615
Institutional Class	638,653
Institutional 2 Class	34,207
Institutional 3 Class	19,315
Class R	7,326
Compensation of board members	24,201
Custodian fees	6,200
Printing and postage fees	55,924
Registration fees	59,198
Audit fees	16,251
Legal fees	10,826
Compensation of chief compliance officer	149
Other	14,698
Total expenses	6,815,781
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(397,419)
Fees waived by transfer agent
Institutional 2 Class	(1,476)
Institutional 3 Class	(6,774)
Total net expenses	6,410,112
Net investment income	5,609,373
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,642,065
Investments — affiliated issuers	488
Net realized gain	6,642,553
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(103,675,865)
Net change in unrealized appreciation (depreciation)	(103,675,865)
Net realized and unrealized loss	(97,033,312)
Net decrease in net assets resulting from operations	$(91,423,939)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2019	13

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations
Net investment income	$5,609,373	$6,894,195
Net realized gain	6,642,553	158,223,581
Net change in unrealized appreciation (depreciation)	(103,675,865)	(164,833,875)
Net increase (decrease) in net assets resulting from operations	(91,423,939)	283,901
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,712,191)	(17,596,407)
Advisor Class	(1,699,179)	(7,879,792)
Class C	(10,286)	(300,544)
Institutional Class	(10,117,003)	(70,660,938)
Institutional 2 Class	(2,370,287)	(12,427,431)
Institutional 3 Class	(9,357,507)	(56,205,124)
Class R	(118,821)	(864,604)
Total distributions to shareholders	(26,385,274)	(165,934,840)
Increase (decrease) in net assets from capital stock activity	(58,973,209)	16,604,536
Total decrease in net assets	(176,782,422)	(149,046,403)
Net assets at beginning of period	1,388,350,925	1,537,397,328
Net assets at end of period	$1,211,568,503	$1,388,350,925
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Value Fund II | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	632,897	9,232,196	1,331,515	22,116,175
Distributions reinvested	175,869	2,560,647	1,103,156	16,608,769
Redemptions	(1,460,125)	(21,198,622)	(2,559,206)	(42,125,435)
Net decrease	(651,359)	(9,405,779)	(124,535)	(3,400,491)
Advisor Class
Subscriptions	819,576	12,557,302	2,606,896	39,029,354
Distributions reinvested	98,280	1,493,860	433,584	6,788,417
Redemptions	(1,670,725)	(24,188,759)	(1,604,189)	(25,365,268)
Net increase (decrease)	(752,869)	(10,137,597)	1,436,291	20,452,503
Class C
Subscriptions	204	2,644	3,709	57,670
Distributions reinvested	794	9,869	20,220	294,553
Redemptions	(16,398)	(204,714)	(493,683)	(7,628,683)
Net decrease	(15,400)	(192,201)	(469,754)	(7,276,460)
Institutional Class
Subscriptions	1,879,159	27,940,420	8,443,028	144,567,967
Distributions reinvested	575,793	8,533,258	3,881,352	59,496,740
Redemptions	(5,397,918)	(80,664,081)	(18,696,763)	(316,199,177)
Net decrease	(2,942,966)	(44,190,403)	(6,372,383)	(112,134,470)
Institutional 2 Class
Subscriptions	997,444	15,107,663	4,194,743	73,022,362
Distributions reinvested	155,630	2,370,245	805,098	12,427,168
Redemptions	(944,116)	(14,360,221)	(1,894,410)	(33,103,868)
Net increase	208,958	3,117,687	3,105,431	52,345,662
Institutional 3 Class
Subscriptions	3,539,556	54,051,058	8,040,754	141,437,234
Distributions reinvested	513,906	7,857,620	3,004,316	47,178,276
Redemptions	(3,921,172)	(59,795,607)	(7,105,243)	(120,780,201)
Net increase	132,290	2,113,071	3,939,827	67,835,309
Class R
Subscriptions	18,348	263,645	132,413	2,218,597
Distributions reinvested	8,333	118,821	56,605	838,813
Redemptions	(45,996)	(660,453)	(269,677)	(4,274,927)
Net decrease	(19,315)	(277,987)	(80,659)	(1,217,517)
Total net increase (decrease)	(4,040,661)	(58,973,209)	1,434,218	16,604,536
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$15.11	0.04	(1.07)	(1.03)	(0.02)	(0.28)	(0.30)
Year Ended 2/28/2019	$17.11	0.03	(0.10)	(0.07)	(0.01)	(1.92)	(1.93)
Year Ended 2/28/2018	$18.01	0.01	0.75	0.76	(0.01)	(1.65)	(1.66)
Year Ended 2/28/2017	$14.07	0.01	4.85	4.86	(0.03)	(0.89)	(0.92)
Year Ended 2/29/2016	$17.60	0.02	(1.65)	(1.63)	—	(1.90)	(1.90)
Year Ended 2/28/2015	$18.61	0.02	0.71	0.73	(0.04)	(1.70)	(1.74)
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$15.75	0.06	(1.11)	(1.05)	(0.03)	(0.28)	(0.31)
Year Ended 2/28/2019	$17.75	0.07	(0.11)	(0.04)	(0.04)	(1.92)	(1.96)
Year Ended 2/28/2018	$18.61	0.05	0.79	0.84	(0.05)	(1.65)	(1.70)
Year Ended 2/28/2017	$14.52	0.05	5.00	5.05	(0.07)	(0.89)	(0.96)
Year Ended 2/29/2016	$18.08	0.07	(1.70)	(1.63)	(0.03)	(1.90)	(1.93)
Year Ended 2/28/2015	$19.06	0.05	0.75	0.80	(0.08)	(1.70)	(1.78)
Class C
Six Months Ended 8/31/2019 (Unaudited)	$12.96	(0.01)	(0.92)	(0.93)	—	(0.28)	(0.28)
Year Ended 2/28/2019	$15.06	(0.11)	(0.07)	(0.18)	—	(1.92)	(1.92)
Year Ended 2/28/2018	$16.13	(0.11)	0.68	0.57	—	(1.64)	(1.64)
Year Ended 2/28/2017	$12.75	(0.10)	4.37	4.27	(0.00) (e)	(0.89)	(0.89)
Year Ended 2/29/2016	$16.25	(0.09)	(1.51)	(1.60)	—	(1.90)	(1.90)
Year Ended 2/28/2015	$17.40	(0.11)	0.66	0.55	—	(1.70)	(1.70)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$15.37	0.06	(1.09)	(1.03)	(0.03)	(0.28)	(0.31)
Year Ended 2/28/2019	$17.37	0.07	(0.11)	(0.04)	(0.04)	(1.92)	(1.96)
Year Ended 2/28/2018	$18.25	0.05	0.77	0.82	(0.05)	(1.65)	(1.70)
Year Ended 2/28/2017	$14.25	0.05	4.91	4.96	(0.07)	(0.89)	(0.96)
Year Ended 2/29/2016	$17.78	0.07	(1.67)	(1.60)	(0.03)	(1.90)	(1.93)
Year Ended 2/28/2015	$18.77	0.06	0.72	0.78	(0.07)	(1.70)	(1.77)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$15.78	0.07	(1.12)	(1.05)	(0.03)	(0.28)	(0.31)
Year Ended 2/28/2019	$17.78	0.10	(0.11)	(0.01)	(0.07)	(1.92)	(1.99)
Year Ended 2/28/2018	$18.63	0.08	0.79	0.87	(0.07)	(1.65)	(1.72)
Year Ended 2/28/2017	$14.53	0.07	5.01	5.08	(0.09)	(0.89)	(0.98)
Year Ended 2/29/2016	$18.09	0.10	(1.71)	(1.61)	(0.05)	(1.90)	(1.95)
Year Ended 2/28/2015	$19.07	0.09	0.73	0.82	(0.10)	(1.70)	(1.80)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Value Fund II | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	$13.78	(6.93%)	1.36% (c)	1.28% (c)	0.55% (c)	9%	$122,486
Year Ended 2/28/2019	$15.11	(0.15%)	1.35%	1.27% (d)	0.17%	38%	$144,155
Year Ended 2/28/2018	$17.11	4.45%	1.33%	1.29% (d)	0.04%	45%	$165,419
Year Ended 2/28/2017	$18.01	34.98%	1.30%	1.30% (d)	0.06%	58%	$201,649
Year Ended 2/29/2016	$14.07	(10.48%)	1.30%	1.30% (d)	0.15%	57%	$197,263
Year Ended 2/28/2015	$17.60	4.10%	1.30%	1.30% (d)	0.11%	38%	$263,946
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$14.39	(6.80%)	1.11% (c)	1.03% (c)	0.80% (c)	9%	$67,712
Year Ended 2/28/2019	$15.75	0.09%	1.10%	1.02% (d)	0.42%	38%	$85,978
Year Ended 2/28/2018	$17.75	4.73%	1.08%	1.04% (d)	0.30%	45%	$71,415
Year Ended 2/28/2017	$18.61	35.21%	1.05%	1.05% (d)	0.28%	58%	$69,709
Year Ended 2/29/2016	$14.52	(10.22%)	1.05%	1.05% (d)	0.41%	57%	$26,487
Year Ended 2/28/2015	$18.08	4.39%	1.05%	1.05% (d)	0.28%	38%	$30,000
Class C
Six Months Ended 8/31/2019 (Unaudited)	$11.75	(7.28%)	2.11% (c)	2.03% (c)	(0.18%) (c)	9%	$373
Year Ended 2/28/2019	$12.96	(0.93%)	2.09%	2.02% (d)	(0.71%)	38%	$611
Year Ended 2/28/2018	$15.06	3.72%	2.07%	2.04% (d)	(0.72%)	45%	$7,785
Year Ended 2/28/2017	$16.13	33.93%	2.04%	2.04% (d)	(0.70%)	58%	$11,926
Year Ended 2/29/2016	$12.75	(11.18%)	2.05%	2.05% (d)	(0.60%)	57%	$11,325
Year Ended 2/28/2015	$16.25	3.34%	2.05%	2.05% (d)	(0.64%)	38%	$14,949
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$14.03	(6.84%)	1.11% (c)	1.03% (c)	0.80% (c)	9%	$456,827
Year Ended 2/28/2019	$15.37	0.09%	1.10%	1.02% (d)	0.42%	38%	$545,568
Year Ended 2/28/2018	$17.37	4.71%	1.07%	1.04% (d)	0.28%	45%	$727,418
Year Ended 2/28/2017	$18.25	35.26%	1.05%	1.05% (d)	0.31%	58%	$1,098,979
Year Ended 2/29/2016	$14.25	(10.22%)	1.05%	1.05% (d)	0.40%	57%	$1,007,843
Year Ended 2/28/2015	$17.78	4.39%	1.05%	1.05% (d)	0.36%	38%	$1,273,117
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$14.42	(6.77%)	0.92% (c)	0.88% (c)	0.94% (c)	9%	$111,464
Year Ended 2/28/2019	$15.78	0.22%	0.91%	0.88%	0.60%	38%	$118,654
Year Ended 2/28/2018	$17.78	4.90%	0.90%	0.89%	0.44%	45%	$78,479
Year Ended 2/28/2017	$18.63	35.42%	0.90%	0.90%	0.39%	58%	$78,330
Year Ended 2/29/2016	$14.53	(10.10%)	0.89%	0.89%	0.59%	57%	$19,298
Year Ended 2/28/2015	$18.09	4.51%	0.89%	0.89%	0.49%	38%	$14,349
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$15.84	0.08	(1.13)	(1.05)	(0.03)	(0.28)	(0.31)
Year Ended 2/28/2019	$17.84	0.11	(0.12)	(0.01)	(0.07)	(1.92)	(1.99)
Year Ended 2/28/2018	$18.68	0.09	0.80	0.89	(0.08)	(1.65)	(1.73)
Year Ended 2/28/2017	$14.56	0.08	5.03	5.11	(0.10)	(0.89)	(0.99)
Year Ended 2/29/2016	$18.12	0.11	(1.71)	(1.60)	(0.06)	(1.90)	(1.96)
Year Ended 2/28/2015	$19.10	0.10	0.72	0.82	(0.10)	(1.70)	(1.80)
Class R
Six Months Ended 8/31/2019 (Unaudited)	$14.80	0.02	(1.05)	(1.03)	(0.01)	(0.28)	(0.29)
Year Ended 2/28/2019	$16.84	(0.01)	(0.11)	(0.12)	—	(1.92)	(1.92)
Year Ended 2/28/2018	$17.77	(0.04)	0.75	0.71	—	(1.64)	(1.64)
Year Ended 2/28/2017	$13.91	(0.03)	4.79	4.76	(0.01)	(0.89)	(0.90)
Year Ended 2/29/2016	$17.47	(0.02)	(1.64)	(1.66)	—	(1.90)	(1.90)
Year Ended 2/28/2015	$18.49	(0.02)	0.70	0.68	—	(1.70)	(1.70)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Value Fund II | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$14.48	(6.73%)	0.87% (c)	0.83% (c)	0.99% (c)	9%	$447,407
Year Ended 2/28/2019	$15.84	0.27%	0.85%	0.83%	0.62%	38%	$487,282
Year Ended 2/28/2018	$17.84	4.98%	0.86%	0.84%	0.52%	45%	$478,580
Year Ended 2/28/2017	$18.68	35.55%	0.84%	0.84%	0.50%	58%	$203,778
Year Ended 2/29/2016	$14.56	(10.05%)	0.84%	0.84%	0.62%	57%	$133,139
Year Ended 2/28/2015	$18.12	4.53%	0.85%	0.85%	0.56%	38%	$112,949
Class R
Six Months Ended 8/31/2019 (Unaudited)	$13.48	(7.05%)	1.61% (c)	1.53% (c)	0.30% (c)	9%	$5,299
Year Ended 2/28/2019	$14.80	(0.46%)	1.60%	1.52% (d)	(0.08%)	38%	$6,104
Year Ended 2/28/2018	$16.84	4.19%	1.58%	1.54% (d)	(0.21%)	45%	$8,302
Year Ended 2/28/2017	$17.77	34.67%	1.55%	1.55% (d)	(0.19%)	58%	$11,042
Year Ended 2/29/2016	$13.91	(10.73%)	1.55%	1.55% (d)	(0.10%)	57%	$10,109
Year Ended 2/28/2015	$17.47	3.86%	1.55%	1.55% (d)	(0.14%)	38%	$14,594
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2019	19

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Small Cap Value Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
20	Columbia Small Cap Value Fund II | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Small Cap Value Fund II | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended August 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2019 was 0.83% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
22	Columbia Small Cap Value Fund II | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective July 1, 2019 through June 30, 2020, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended August 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.25
Advisor Class	0.25
Class C	0.25
Institutional Class	0.25
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.25
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Small Cap Value Fund II | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSC), received by the Distributor for distributing Fund shares for the six months ended August 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	10,146
Class C	—	1.00 (b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2019 through June 30, 2020	Prior to July 1, 2019
Class A	1.29%	1.27%
Advisor Class	1.04	1.02
Class C	2.04	2.02
Institutional Class	1.04	1.02
Institutional 2 Class	0.89	0.88
Institutional 3 Class	0.84	0.83
Class R	1.54	1.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective July 1, 2019 through June 30, 2020, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
24	Columbia Small Cap Value Fund II | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,013,841,000	304,821,000	(108,091,000)	196,730,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2019 as arising on March 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
—	4,332,524
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $115,413,110 and $186,909,530, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Redemption-in-kind
Proceeds from the sales of securities for Columbia Small Cap Value Fund II include the value of securities delivered through an in-kind redemption of certain fund shares. During the six months ended August 31, 2019, securities and other assets with a value of $18,904,994 were distributed to shareholders to satisfy their redemption requests. The net realized gain on these securities was $4,277,948, which is not taxable to remaining shareholders in the Fund.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Columbia Small Cap Value Fund II | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Note 8. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	1,400,000	2.96	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2019.
Note 9. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2019.
Note 10. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At August 31, 2019, three unaffiliated shareholders of record owned 55.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of
26	Columbia Small Cap Value Fund II | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Small Cap Value Fund II | Semiannual Report 2019	27

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund II (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
28	Columbia Small Cap Value Fund II | Semiannual Report 2019

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Small Cap Value Fund II | Semiannual Report 2019	29

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
30	Columbia Small Cap Value Fund II | Semiannual Report 2019

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Columbia Small Cap Value Fund II
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR230_02_J01_(10/19)

SemiAnnual Report
August 31, 2019
Columbia Overseas Value Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Overseas Value Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Overseas Value Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2008
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2013
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	02/28/13	-4.42	-6.90	1.92	4.34
	Including sales charges		-9.88	-12.26	0.72	3.73
Advisor Class*		07/01/15	-4.29	-6.74	2.18	4.71
Class C*	Excluding sales charges	02/28/13	-4.78	-7.56	1.16	3.56
	Including sales charges		-5.73	-8.48	1.16	3.56
Institutional Class		03/31/08	-4.27	-6.62	2.18	4.70
Institutional 2 Class*		07/01/15	-4.27	-6.64	2.28	4.76
Institutional 3 Class*		07/01/15	-4.26	-6.59	2.34	4.79
Class R*		03/01/16	-4.55	-7.11	1.68	4.20
MSCI EAFE Value Index (Net)			-5.30	-7.42	-0.80	3.10
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Overseas Value Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
Royal Dutch Shell PLC, Class B (United Kingdom)	4.0
BP PLC (United Kingdom)	3.3
Takeda Pharmaceutical Co., Ltd. (Japan)	2.6
Sanofi (France)	2.6
Nippon Telegraph & Telephone Corp. (Japan)	2.6
ING Groep NV (Netherlands)	2.5
AXA SA (France)	2.5
iShares MSCI EAFE ETF (United States)	2.1
British American Tobacco PLC (United Kingdom)	2.1
ITOCHU Corp. (Japan)	2.0
Percentages indicated are based upon total investments including options purchased and excluding Money Market Funds and all other investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at August 31, 2019)
Communication Services	6.7
Consumer Discretionary	7.4
Consumer Staples	9.9
Energy	12.1
Financials	26.0
Health Care	11.8
Industrials	11.8
Information Technology	2.0
Materials	5.9
Real Estate	3.4
Utilities	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2019)
Australia	3.0
Canada	6.1
China	0.7
Finland	1.6
France	9.7
Germany	6.4
Hong Kong	1.4
Ireland	0.1
Israel	2.3
Italy	0.2
Japan	23.4
Netherlands	8.5
Norway	0.8
Pakistan	0.4
Portugal	0.0 (a)
Russian Federation	0.6
Singapore	1.7
South Korea	1.2
Spain	4.0
Sweden	1.7
Switzerland	0.8
United Kingdom	19.6
United States(b)	5.8
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds and Exchange-Traded Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Overseas Value Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	955.80	1,018.90	5.97	6.16	1.22
Advisor Class	1,000.00	1,000.00	957.10	1,020.15	4.75	4.90	0.97
Class C	1,000.00	1,000.00	952.20	1,015.15	9.61	9.92	1.97
Institutional Class	1,000.00	1,000.00	957.30	1,020.15	4.75	4.90	0.97
Institutional 2 Class	1,000.00	1,000.00	957.30	1,020.70	4.21	4.34	0.86
Institutional 3 Class	1,000.00	1,000.00	957.40	1,020.85	4.06	4.19	0.83
Class R	1,000.00	1,000.00	954.50	1,017.65	7.18	7.41	1.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Overseas Value Fund | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Australia 3.0%
Ansell Ltd.	1,489,912	27,305,807
BHP Group Ltd., ADR	292,571	14,382,790
National Australia Bank Ltd.	537,161	9,899,858
Total		51,588,455
Canada 6.0%
Alimentation Couche-Tard, Inc., Class B	290,409	18,278,710
Cameco Corp.	1,671,432	14,658,459
Cott Corp.	2,626,278	33,117,365
Stars Group, Inc. (The)(a)	1,127,913	17,138,110
Yamana Gold, Inc.	5,830,000	21,046,300
Total		104,238,944
China 0.7%
BeiGene Ltd., ADR(a)	18,465	2,654,343
Tencent Holdings Ltd.	233,100	9,623,658
Total		12,278,001
Finland 1.6%
UPM-Kymmene OYJ	1,014,684	27,421,583
France 9.7%
AXA SA	1,845,457	42,317,372
BNP Paribas SA	403,159	18,172,754
Capgemini SE	183,618	22,031,861
DBV Technologies SA, ADR(a)	95,774	871,544
Eiffage SA	118,116	12,239,574
Sanofi	519,224	44,605,332
Total SA	551,654	27,548,874
Total		167,787,311
Germany 6.4%
Allianz SE, Registered Shares	76,996	16,993,319
Aroundtown SA	1,756,952	14,618,807
Bayer AG, Registered Shares	228,567	16,987,966
Covestro AG	488,518	22,199,951
Duerr AG	314,544	7,986,839
E.ON SE	2,031,581	18,901,201
KION Group AG	264,883	12,836,596
Total		110,524,679
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.4%
WH Group Ltd.	30,688,500	24,592,634
Ireland 0.1%
Amarin Corp. PLC, ADR(a)	155,131	2,325,414
Israel 2.2%
Bank Hapoalim BM(a)	4,223,952	30,990,487
Bezeq Israeli Telecommunication Corp., Ltd.	12,457,555	7,824,504
Total		38,814,991
Italy 0.2%
Esprinet SpA	1,155,413	3,765,124
Japan 23.3%
Amano Corp.	285,300	8,514,254
BayCurrent Consulting, Inc.	149,800	6,760,535
CYBERDYNE, Inc.(a)	118,600	716,443
Dai-ichi Life Holdings, Inc.	1,034,700	14,071,133
Invincible Investment Corp.	34,804	20,763,784
ITOCHU Corp.	1,768,400	35,231,102
Kinden Corp.	1,020,500	14,922,876
Koito Manufacturing Co., Ltd.	255,600	11,981,185
Matsumotokiyoshi Holdings Co., Ltd.	789,600	29,271,185
Mitsubishi UFJ Financial Group, Inc.	4,255,000	20,480,387
Nihon M&A Center, Inc.	720,600	20,981,754
Nippon Telegraph & Telephone Corp.	922,700	44,232,289
ORIX Corp.	2,154,600	31,791,329
Shionogi & Co., Ltd.	219,800	11,764,884
Ship Healthcare Holdings, Inc.	294,100	13,579,648
Sony Corp.	417,100	23,759,037
Starts Corp., Inc.	255,700	5,711,363
Sumitomo Mitsui Financial Group, Inc.	187,000	6,127,663
Suzuki Motor Corp.	133,700	5,147,444
Takeda Pharmaceutical Co., Ltd.	1,328,577	44,794,192
Takuma Co., Ltd.	883,545	10,187,186
Toyota Motor Corp.	350,600	22,959,384
Total		403,749,057
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Overseas Value Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 8.5%
ABN AMRO Bank NV	1,264,788	22,431,309
ASR Nederland NV	887,221	31,024,266
ING Groep NV	4,501,167	43,002,686
Koninklijke Ahold Delhaize NV	928,133	21,741,887
Signify NV	993,239	29,063,803
Total		147,263,951
Norway 0.8%
BW LPG Ltd.(a)	2,512,075	12,365,670
Kongsberg Automotive ASA(a)	3,221,822	2,014,260
Total		14,379,930
Pakistan 0.4%
DG Khan Cement Co., Ltd.	9,237,000	2,866,187
Lucky Cement Ltd.	1,810,950	4,052,985
Total		6,919,172
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(b),(c)	3,582,817	4
Russian Federation 0.6%
Sberbank of Russia PJSC, ADR	736,398	10,107,093
Singapore 1.6%
DBS Group Holdings Ltd.	1,600,800	28,227,059
South Korea 1.2%
GS Home Shopping, Inc.	20,951	2,764,512
Hyundai Home Shopping Network Corp.	101,421	7,803,573
Youngone Corp.	361,273	10,498,062
Total		21,066,147
Spain 4.0%
ACS Actividades de Construccion y Servicios SA	525,003	19,866,952
Banco Santander SA	1,766,185	6,688,865
Endesa SA	1,232,539	31,677,336
Tecnicas Reunidas SA(a)	420,421	10,549,751
Total		68,782,904
Sweden 1.7%
Granges AB	820,109	7,442,592
Hemfosa Fastigheter AB	2,225,806	22,468,779
Total		29,911,371
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 0.8%
Autoneum Holding AG	30,329	3,330,904
Novartis AG, Registered Shares	108,110	9,746,627
Total		13,077,531
United Kingdom 19.5%
Barclays Bank PLC	7,387,863	12,306,908
BP PLC	9,401,185	57,255,613
British American Tobacco PLC	1,039,787	36,473,994
BT Group PLC	8,202,392	16,524,662
Crest Nicholson Holdings PLC	1,346,923	5,683,815
DCC PLC	339,380	28,922,846
GW Pharmaceuticals PLC, ADR(a)	14,743	2,099,551
HSBC Holdings PLC	2,769,018	19,936,014
Imperial Brands PLC	120,854	3,131,696
Inchcape PLC	903,806	6,370,437
Intermediate Capital Group PLC	801,507	13,087,801
John Wood Group PLC	1,827,904	8,420,587
Just Group PLC(a)	22,903,441	12,483,789
Legal & General Group PLC	4,310,839	11,549,602
Royal Dutch Shell PLC, Class B	2,485,394	68,820,160
TP ICAP PLC	6,468,015	22,941,334
WPP PLC	1,051,697	12,442,055
Total		338,450,864
United States 3.5%
ACADIA Pharmaceuticals, Inc.(a)	84,274	2,331,019
Aerie Pharmaceuticals, Inc.(a)	115,186	2,494,929
Alexion Pharmaceuticals, Inc.(a)	35,864	3,613,657
Burford Capital Ltd.	1,500,054	12,848,507
Insmed, Inc.(a)	161,454	2,654,304
Liberty Global PLC, Class C(a)	872,725	22,795,577
Puma Biotechnology, Inc.(a),(d)	41,159	442,459
Quotient Ltd.(a)	754,981	6,809,928
Sage Therapeutics, Inc.(a)	15,480	2,657,451
Teekay Tankers Ltd., Class A(a)	4,295,389	4,767,882
Total		61,415,713
Total Common Stocks (Cost $1,861,933,733)		1,686,687,932

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Exchange-Traded Funds 2.1%
	Shares	Value ($)
United States 2.1%
iShares MSCI EAFE ETF	578,556	36,570,525
Total Exchange-Traded Funds (Cost $35,870,955)		36,570,525

Options Purchased Calls 0.1%
Value ($)
(Cost $517,359)	639,210
Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(e),(f)	1,492,339	1,492,190
Total Money Market Funds (Cost $1,492,190)		1,492,190
Total Investments in Securities (Cost $1,899,814,237)		1,725,389,857
Other Assets & Liabilities, Net		9,368,925
Net Assets		$1,734,758,782

At August 31, 2019, securities and/or cash totaling $441,825 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
63,425,000 CAD	48,215,240 USD	Goldman Sachs	09/11/2019	571,987	—
1,633,000 GBP	2,042,834 USD	Goldman Sachs	09/11/2019	55,175	—
4,171,000 GBP	5,073,121 USD	Goldman Sachs	09/11/2019	—	(3,746)
107,725,000 ILS	30,635,024 USD	Goldman Sachs	09/11/2019	142,832	—
2,523,792,000 JPY	23,392,487 USD	Goldman Sachs	09/11/2019	—	(376,675)
23,257,779,000 KRW	19,791,328 USD	Goldman Sachs	09/11/2019	583,379	—
79,070,100 USD	113,189,000 AUD	Goldman Sachs	09/11/2019	—	(2,826,315)
14,386,371 USD	14,119,000 CHF	Goldman Sachs	09/11/2019	—	(111,878)
33,518,051 USD	29,934,000 EUR	Goldman Sachs	09/11/2019	—	(600,866)
5,415,124 USD	50,900,000 SEK	Goldman Sachs	09/11/2019	—	(226,511)
Total				1,353,373	(4,145,991)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Deutsche Bank	USD	3,641,560	1,937	16.00	09/18/2019	517,359	639,210

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Puma Biotechnology, Inc.	Deutsche Bank	USD	(441,825)	(411)	11.50	9/20/2019	(13,959)	(19,523)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2019, the total value of these securities amounted to $4, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2019.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Overseas Value Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	9,754,825	200,838,764	(209,101,250)	1,492,339	(25)	—	126,530	1,492,190
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	14,382,790	37,205,665	—	51,588,455
Canada	104,238,944	—	—	104,238,944
China	2,654,343	9,623,658	—	12,278,001
Finland	—	27,421,583	—	27,421,583
France	871,544	166,915,767	—	167,787,311
Germany	—	110,524,679	—	110,524,679
Hong Kong	—	24,592,634	—	24,592,634
Ireland	2,325,414	—	—	2,325,414
Israel	—	38,814,991	—	38,814,991
Italy	—	3,765,124	—	3,765,124
Japan	—	403,749,057	—	403,749,057
Netherlands	—	147,263,951	—	147,263,951
Norway	—	14,379,930	—	14,379,930
Pakistan	—	6,919,172	—	6,919,172
Portugal	—	—	4	4
Russian Federation	—	10,107,093	—	10,107,093
Singapore	—	28,227,059	—	28,227,059
South Korea	—	21,066,147	—	21,066,147
Spain	—	68,782,904	—	68,782,904
Sweden	—	29,911,371	—	29,911,371
Switzerland	—	13,077,531	—	13,077,531
United Kingdom	2,099,551	336,351,313	—	338,450,864
United States	48,567,206	12,848,507	—	61,415,713
Total Common Stocks	175,139,792	1,511,548,136	4	1,686,687,932
Exchange-Traded Funds	36,570,525	—	—	36,570,525
Options Purchased Calls	639,210	—	—	639,210
Money Market Funds	1,492,190	—	—	1,492,190
Total Investments in Securities	213,841,717	1,511,548,136	4	1,725,389,857
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,353,373	—	1,353,373
Liability
Forward Foreign Currency Exchange Contracts	—	(4,145,991)	—	(4,145,991)
Options Contracts Written	(19,523)	—	—	(19,523)
Total	213,822,194	1,508,755,518	4	1,722,577,716
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Overseas Value Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2019	11

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,897,804,688)	$1,723,258,457
Affiliated issuers (cost $1,492,190)	1,492,190
Options purchased (cost $517,359)	639,210
Unrealized appreciation on forward foreign currency exchange contracts	1,353,373
Receivable for:
Investments sold	2,643,632
Capital shares sold	3,524,726
Dividends	7,075,179
Foreign tax reclaims	1,806,463
Expense reimbursement due from Investment Manager	1,246
Prepaid expenses	8,723
Total assets	1,741,803,199
Liabilities
Option contracts written, at value (premiums received $13,959)	19,523
Unrealized depreciation on forward foreign currency exchange contracts	4,145,991
Payable for:
Investments purchased	2,785
Capital shares purchased	2,204,524
Management services fees	38,189
Distribution and/or service fees	3,125
Transfer agent fees	163,886
Compensation of board members	207,032
Compensation of chief compliance officer	200
Other expenses	259,162
Total liabilities	7,044,417
Net assets applicable to outstanding capital stock	$1,734,758,782
Represented by
Paid in capital	2,147,386,037
Total distributable earnings (loss)	(412,627,255)
Total - representing net assets applicable to outstanding capital stock	$1,734,758,782
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Overseas Value Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
August 31, 2019 (Unaudited)
Class A
Net assets	$314,106,648
Shares outstanding	35,585,728
Net asset value per share	$8.83
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.37
Advisor Class
Net assets	$182,673,220
Shares outstanding	20,734,429
Net asset value per share	$8.81
Class C
Net assets	$32,173,011
Shares outstanding	3,674,607
Net asset value per share	$8.76
Institutional Class
Net assets	$440,432,005
Shares outstanding	49,789,084
Net asset value per share	$8.85
Institutional 2 Class
Net assets	$505,889,920
Shares outstanding	57,493,264
Net asset value per share	$8.80
Institutional 3 Class
Net assets	$252,911,002
Shares outstanding	28,706,975
Net asset value per share	$8.81
Class R
Net assets	$6,572,976
Shares outstanding	763,535
Net asset value per share	$8.61
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2019	13

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$47,899,130
Dividends — affiliated issuers	126,530
Foreign taxes withheld	(4,341,312)
Total income	43,684,348
Expenses:
Management services fees	7,129,030
Distribution and/or service fees
Class A	417,198
Class C	190,329
Class R	16,003
Transfer agent fees
Class A	244,780
Advisor Class	123,239
Class C	27,920
Institutional Class	326,081
Institutional 2 Class	149,392
Institutional 3 Class	10,732
Class R	4,695
Compensation of board members	31,965
Custodian fees	111,775
Printing and postage fees	69,419
Registration fees	134,210
Audit fees	17,311
Legal fees	13,001
Interest on collateral	1,709
Compensation of chief compliance officer	180
Other	31,067
Total expenses	9,050,036
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(295,134)
Fees waived by transfer agent
Institutional 2 Class	(43,832)
Total net expenses	8,711,070
Net investment income	34,973,278
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	27,908,902
Investments — affiliated issuers	(25)
Foreign currency translations	(76,603)
Forward foreign currency exchange contracts	(2,806,067)
Options purchased	(2,445,323)
Options contracts written	267,928
Net realized gain	22,848,812
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(134,787,097)
Foreign currency translations	(103,403)
Forward foreign currency exchange contracts	(1,062,021)
Options purchased	641,088
Options contracts written	(5,315)
Net change in unrealized appreciation (depreciation)	(135,316,748)
Net realized and unrealized loss	(112,467,936)
Net decrease in net assets resulting from operations	$(77,494,658)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Overseas Value Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations
Net investment income	$34,973,278	$28,373,886
Net realized gain	22,848,812	10,747,810
Net change in unrealized appreciation (depreciation)	(135,316,748)	(126,888,572)
Net decrease in net assets resulting from operations	(77,494,658)	(87,766,876)
Distributions to shareholders
Net investment income and net realized gains
Class A	(66,680)	(11,129,073)
Advisor Class	(103,704)	(4,877,227)
Class C		(1,101,771)
Institutional Class	(264,468)	(13,232,351)
Institutional 2 Class	(412,363)	(11,949,202)
Institutional 3 Class	(207,661)	(7,891,502)
Class R		(129,052)
Class T		(12,607)
Total distributions to shareholders	(1,054,876)	(50,322,785)
Increase in net assets from capital stock activity	49,038,086	691,732,292
Total increase (decrease) in net assets	(29,511,448)	553,642,631
Net assets at beginning of period	1,764,270,230	1,210,627,599
Net assets at end of period	$1,734,758,782	$1,764,270,230
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2019	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,866,808	26,092,052	10,252,736	100,421,639
Distributions reinvested	6,969	64,049	1,167,990	10,628,368
Redemptions	(4,219,330)	(38,540,566)	(9,579,912)	(90,346,038)
Net increase (decrease)	(1,345,553)	(12,384,465)	1,840,814	20,703,969
Advisor Class
Subscriptions	7,455,284	67,297,610	16,608,652	158,458,810
Distributions reinvested	11,303	103,648	549,056	4,875,876
Redemptions	(4,223,218)	(38,413,532)	(7,267,321)	(64,550,993)
Net increase	3,243,369	28,987,726	9,890,387	98,783,693
Class C
Subscriptions	304,337	2,784,709	2,382,707	23,294,142
Distributions reinvested	—	—	116,574	1,079,628
Redemptions	(1,214,412)	(11,020,590)	(2,239,354)	(21,194,842)
Net increase (decrease)	(910,075)	(8,235,881)	259,927	3,178,928
Institutional Class
Subscriptions	12,686,854	116,146,296	37,501,046	356,509,812
Distributions reinvested	27,707	255,177	1,404,912	12,660,249
Redemptions	(9,630,902)	(87,981,946)	(22,037,346)	(203,937,393)
Net increase	3,083,659	28,419,527	16,868,612	165,232,668
Institutional 2 Class
Subscriptions	5,999,639	54,609,295	58,444,628	534,350,296
Distributions reinvested	45,015	412,336	1,395,264	11,881,874
Redemptions	(6,558,117)	(59,234,101)	(8,493,058)	(76,627,116)
Net increase (decrease)	(513,463)	(4,212,470)	51,346,834	469,605,054
Institutional 3 Class
Subscriptions	4,249,517	38,312,688	11,498,746	110,803,219
Distributions reinvested	22,645	207,659	881,444	7,891,406
Redemptions	(2,521,973)	(23,074,118)	(18,347,804)	(186,649,689)
Net increase (decrease)	1,750,189	15,446,229	(5,967,614)	(67,955,064)
Class K
Redemptions	—	—	(14,117)	(147,944)
Net decrease	—	—	(14,117)	(147,944)
Class R
Subscriptions	181,139	1,618,096	452,712	4,200,572
Distributions reinvested	—	—	12,449	109,035
Redemptions	(67,708)	(600,676)	(121,077)	(1,105,947)
Net increase	113,431	1,017,420	344,084	3,203,660
Class T
Distributions reinvested	—	—	1,259	12,568
Redemptions	—	—	(99,744)	(885,240)
Net decrease	—	—	(98,485)	(872,672)
Total net increase	5,421,557	49,038,086	74,470,442	691,732,292
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Overseas Value Fund | Semiannual Report 2019

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Columbia Overseas Value Fund | Semiannual Report 2019	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$9.24	0.17	(0.58)	(0.41)	(0.00) (c)	—	—	(0.00) (c)
Year Ended 2/28/2019	$10.37	0.20	(1.03)	(0.83)	(0.13)	(0.17)	—	(0.30)
Year Ended 2/28/2018	$8.52	0.14	2.04	2.18	(0.15)	(0.18)	—	(0.33)
Year Ended 2/28/2017	$7.46	0.17	1.04	1.21	(0.15)	—	—	(0.15)
Year Ended 2/29/2016	$8.65	0.16	(1.18)	(1.02)	(0.17)	—	—	(0.17)
Year Ended 2/28/2015	$9.20	0.20	(0.49)	(0.29)	(0.26)	—	(0.00) (c)	(0.26)
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$9.21	0.18	(0.57)	(0.39)	(0.01)	—	—	(0.01)
Year Ended 2/28/2019	$10.35	0.20	(1.02)	(0.82)	(0.15)	(0.17)	—	(0.32)
Year Ended 2/28/2018	$8.49	0.15	2.06	2.21	(0.17)	(0.18)	—	(0.35)
Year Ended 2/28/2017	$7.43	0.12	1.10	1.22	(0.16)	—	—	(0.16)
Year Ended 2/29/2016(j)	$8.78	0.01	(1.17)	(1.16)	(0.19)	—	—	(0.19)
Class C
Six Months Ended 8/31/2019 (Unaudited)	$9.20	0.14	(0.58)	(0.44)	—	—	—	—
Year Ended 2/28/2019	$10.31	0.13	(1.02)	(0.89)	(0.05)	(0.17)	—	(0.22)
Year Ended 2/28/2018	$8.48	0.06	2.04	2.10	(0.09)	(0.18)	—	(0.27)
Year Ended 2/28/2017	$7.44	0.06	1.08	1.14	(0.10)	—	—	(0.10)
Year Ended 2/29/2016	$8.64	0.09	(1.17)	(1.08)	(0.12)	—	—	(0.12)
Year Ended 2/28/2015	$9.18	0.13	(0.47)	(0.34)	(0.20)	—	(0.00) (c)	(0.20)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$9.25	0.18	(0.57)	(0.39)	(0.01)	—	—	(0.01)
Year Ended 2/28/2019	$10.38	0.21	(1.02)	(0.81)	(0.15)	(0.17)	—	(0.32)
Year Ended 2/28/2018	$8.53	0.15	2.05	2.20	(0.17)	(0.18)	—	(0.35)
Year Ended 2/28/2017	$7.46	0.12	1.11	1.23	(0.16)	—	—	(0.16)
Year Ended 2/29/2016	$8.66	0.10	(1.11)	(1.01)	(0.19)	—	—	(0.19)
Year Ended 2/28/2015	$9.20	0.23	(0.48)	(0.25)	(0.29)	—	(0.00) (c)	(0.29)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$9.20	0.19	(0.58)	(0.39)	(0.01)	—	—	(0.01)
Year Ended 2/28/2019	$10.33	0.14	(0.94)	(0.80)	(0.16)	(0.17)	—	(0.33)
Year Ended 2/28/2018	$8.48	0.18	2.03	2.21	(0.18)	(0.18)	—	(0.36)
Year Ended 2/28/2017	$7.42	0.15	1.09	1.24	(0.18)	—	—	(0.18)
Year Ended 2/29/2016(k)	$8.78	0.02	(1.18)	(1.16)	(0.20)	—	—	(0.20)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$9.21	0.19	(0.58)	(0.39)	(0.01)	—	—	(0.01)
Year Ended 2/28/2019	$10.35	0.23	(1.03)	(0.80)	(0.17)	(0.17)	—	(0.34)
Year Ended 2/28/2018	$8.49	0.21	2.02	2.23	(0.19)	(0.18)	—	(0.37)
Year Ended 2/28/2017	$7.42	0.07	1.18	1.25	(0.18)	—	—	(0.18)
Year Ended 2/29/2016(l)	$8.78	0.07	(1.22)	(1.15)	(0.21)	—	—	(0.21)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Overseas Value Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	$8.83	(4.42%)	1.25% (d),(e)	1.22% (d),(e)	3.74% (d)	19%	$314,107
Year Ended 2/28/2019	$9.24	(7.96%)	1.29% (e),(f)	1.25% (e),(f),(g)	2.10%	58%	$341,198
Year Ended 2/28/2018	$10.37	25.72%	1.36% (h)	1.36% (g),(h)	1.41%	47%	$363,817
Year Ended 2/28/2017	$8.52	16.25%	1.45% (i)	1.45% (i)	2.13%	89%	$243,879
Year Ended 2/29/2016	$7.46	(11.95%)	1.44%	1.44% (g)	1.93%	68%	$171,630
Year Ended 2/28/2015	$8.65	(2.92%)	1.40%	1.40% (g)	2.32%	74%	$188,171
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$8.81	(4.29%)	1.00% (d),(e)	0.97% (d),(e)	3.95% (d)	19%	$182,673
Year Ended 2/28/2019	$9.21	(7.80%)	1.04% (e),(f)	0.99% (e),(f),(g)	2.10%	58%	$161,150
Year Ended 2/28/2018	$10.35	26.18%	1.11% (h)	1.10% (g),(h)	1.47%	47%	$78,634
Year Ended 2/28/2017	$8.49	16.55%	1.20% (i)	1.20% (i)	1.48%	89%	$23,666
Year Ended 2/29/2016(j)	$7.43	(13.43%)	1.23% (d)	1.21% (d),(g)	0.22% (d)	68%	$1,425
Class C
Six Months Ended 8/31/2019 (Unaudited)	$8.76	(4.78%)	2.00% (d),(e)	1.97% (d),(e)	3.03% (d)	19%	$32,173
Year Ended 2/28/2019	$9.20	(8.60%)	2.04% (e),(f)	2.00% (e),(f),(g)	1.41%	58%	$42,165
Year Ended 2/28/2018	$10.31	24.87%	2.11% (h)	2.10% (g),(h)	0.61%	47%	$44,594
Year Ended 2/28/2017	$8.48	15.32%	2.20% (i)	2.20% (i)	0.80%	89%	$20,829
Year Ended 2/29/2016	$7.44	(12.66%)	2.19%	2.19% (g)	1.08%	68%	$5,345
Year Ended 2/28/2015	$8.64	(3.60%)	2.16%	2.16% (g)	1.54%	74%	$4,597
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$8.85	(4.27%)	1.00% (d),(e)	0.97% (d),(e)	3.98% (d)	19%	$440,432
Year Ended 2/28/2019	$9.25	(7.69%)	1.04% (e),(f)	1.00% (e),(f),(g)	2.23%	58%	$432,061
Year Ended 2/28/2018	$10.38	25.94%	1.11% (h)	1.10% (g),(h)	1.46%	47%	$309,845
Year Ended 2/28/2017	$8.53	16.63%	1.20% (i)	1.20% (i)	1.52%	89%	$57,964
Year Ended 2/29/2016	$7.46	(11.87%)	1.22%	1.20% (g)	1.25%	68%	$3,660
Year Ended 2/28/2015	$8.66	(2.56%)	1.16%	1.16% (g)	2.64%	74%	$340
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$8.80	(4.27%)	0.91% (d),(e)	0.86% (d),(e)	4.09% (d)	19%	$505,890
Year Ended 2/28/2019	$9.20	(7.61%)	0.96% (e),(f)	0.88% (e),(f)	1.58%	58%	$533,584
Year Ended 2/28/2018	$10.33	26.23%	0.99% (h)	0.98% (h)	1.82%	47%	$68,822
Year Ended 2/28/2017	$8.48	16.79%	0.98% (i)	0.98% (i)	1.82%	89%	$29,936
Year Ended 2/29/2016(k)	$7.42	(13.41%)	1.04% (d)	1.04% (d)	0.45% (d)	68%	$768
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$8.81	(4.26%)	0.86% (d),(e)	0.83% (d),(e)	4.11% (d)	19%	$252,911
Year Ended 2/28/2019	$9.21	(7.64%)	0.89% (e),(f)	0.85% (e),(f)	2.36%	58%	$248,248
Year Ended 2/28/2018	$10.35	26.37%	0.94% (h)	0.93% (h)	2.08%	47%	$340,651
Year Ended 2/28/2017	$8.49	16.95%	0.95% (i)	0.95% (i)	0.85%	89%	$13,916
Year Ended 2/29/2016(l)	$7.42	(13.34%)	0.92% (d)	0.92% (d)	1.26% (d)	68%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2019	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class R
Six Months Ended 8/31/2019 (Unaudited)	$9.02	0.16	(0.57)	(0.41)	—	—	—	—
Year Ended 2/28/2019	$10.13	0.15	(0.99)	(0.84)	(0.10)	(0.17)	—	(0.27)
Year Ended 2/28/2018	$8.33	0.08	2.03	2.11	(0.13)	(0.18)	—	(0.31)
Year Ended 2/28/2017(m)	$7.46	0.06	0.94	1.00	(0.13)	—	—	(0.13)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Ratios include line of credit interest expense which is less than 0.01%.
(i)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
02/28/2017	0.01%	0.02%	0.02%	0.02%	0.02%	0.03%	0.02%

(j)	Advisor Class shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(k)	Institutional 2 Class shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(l)	Institutional 3 Class shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(m)	Class R shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Overseas Value Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 8/31/2019 (Unaudited)	$8.61	(4.55%)	1.50% (d),(e)	1.47% (d),(e)	3.48% (d)	19%	$6,573
Year Ended 2/28/2019	$9.02	(8.20%)	1.55% (e),(f)	1.49% (e),(f),(g)	1.57%	58%	$5,864
Year Ended 2/28/2018	$10.13	25.46%	1.61% (h)	1.59% (g),(h)	0.80%	47%	$3,099
Year Ended 2/28/2017(m)	$8.33	13.47%	1.70% (d),(i)	1.70% (d),(i)	0.72% (d)	89%	$972
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2019	21

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
22	Columbia Overseas Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held
Columbia Overseas Value Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
24	Columbia Overseas Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Options Purchased	639,210
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,353,373
Total		1,992,583

Columbia Overseas Value Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Options contracts written, at value	19,523
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,145,991
Total		4,165,514
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	267,928	(2,445,323)	(2,177,395)
Foreign exchange risk	(2,806,067)	—	—	(2,806,067)
Total	(2,806,067)	267,928	(2,445,323)	(4,983,462)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(5,315)	641,088	635,773
Foreign exchange risk	(1,062,021)	—	—	(1,062,021)
Total	(1,062,021)	(5,315)	641,088	(426,248)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2019:
Derivative instrument	Average value ($)*
Options contracts — purchased	580,950
Options contracts — written	(53,174)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,369,735	(3,070,655)

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2019.
26	Columbia Overseas Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2019:
	Deutsche Bank ($)	Goldman Sachs ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	1,353,373	1,353,373
Options purchased calls	639,210	-	639,210
Total assets	639,210	1,353,373	1,992,583
Liabilities
Forward foreign currency exchange contracts	-	4,145,991	4,145,991
Options contracts written	19,523	-	19,523
Total liabilities	19,523	4,145,991	4,165,514
Total financial and derivative net assets	619,687	(2,792,618)	(2,172,931)
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	619,687	(2,792,618)	(2,172,931)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Overseas Value Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended August 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2019 was 0.81% of the Fund’s average daily net assets.
28	Columbia Overseas Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through June 30, 2020, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.04% of the average daily net assets attributable to Institutional 2 Class shares.
For the six months ended August 31, 2019, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.04
Institutional 3 Class	0.01
Class R	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
Columbia Overseas Value Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSC), received by the Distributor for distributing Fund shares for the six months ended August 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	112,260
Class C	—	1.00 (b)	3,493

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2020
Class A	1.22%
Advisor Class	0.97
Class C	1.97
Institutional Class	0.97
Institutional 2 Class	0.86
Institutional 3 Class	0.83
Class R	1.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective through June 30, 2020, is the Transfer Agent’s contractual
30	Columbia Overseas Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class of the average daily net assets attributable to Institutional 2 Class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,899,800,000	84,780,000	(262,002,000)	(177,222,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2019, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	280,431,437	280,431,437
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2019 as arising on March 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
—	5,982,630
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $400,842,388 and $327,439,344, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition,
Columbia Overseas Value Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2019.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund
32	Columbia Overseas Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Shareholder concentration risk
At August 31, 2019, two unaffiliated shareholders of record owned 33.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 26.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Overseas Value Fund | Semiannual Report 2019	33

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
34	Columbia Overseas Value Fund | Semiannual Report 2019

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Overseas Value Fund | Semiannual Report 2019	35

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
36	Columbia Overseas Value Fund | Semiannual Report 2019

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Columbia Overseas Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR208_02_J01_(10/19)

SemiAnnual Report
August 31, 2019
Columbia Select International Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Select International Equity Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select International Equity Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital growth.
Portfolio management
Threadneedle International Limited
Simon Haines, CFA
William Davies
David Dudding, CFA
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/03/92	3.39	-0.73	1.96	3.89
	Including sales charges		-2.57	-6.41	0.76	3.27
Advisor Class*		11/08/12	3.53	-0.48	2.21	4.14
Class C	Excluding sales charges	06/17/92	3.00	-1.44	1.20	3.11
	Including sales charges		2.00	-2.42	1.20	3.11
Institutional Class		12/02/91	3.55	-0.41	2.22	4.15
Institutional 2 Class*		11/08/12	3.57	-0.36	2.38	4.26
Institutional 3 Class*		03/07/11	3.65	-0.29	2.43	4.34
Class R		01/23/06	3.30	-0.99	1.71	3.64
MSCI EAFE Index (Net)			0.34	-3.26	1.89	5.00
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to May 2015 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Select International Equity Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
Roche Holding AG, Genusschein Shares (Switzerland)	4.2
CRH PLC (Ireland)	3.4
RELX PLC (United Kingdom)	3.4
CSL Ltd. (Australia)	3.0
Suncor Energy, Inc. (Canada)	2.8
TechnipFMC PLC (United Kingdom)	2.7
Nestlé SA, Registered Shares (Switzerland)	2.6
Unilever PLC (United Kingdom)	2.6
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.6
Deutsche Telekom AG, Registered Shares (Germany)	2.5
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at August 31, 2019)
Communication Services	7.3
Consumer Discretionary	11.6
Consumer Staples	11.2
Energy	7.8
Financials	17.2
Health Care	12.4
Industrials	16.6
Information Technology	7.8
Materials	6.8
Utilities	1.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2019)
Australia	2.9
Canada	2.7
China	1.3
Denmark	2.3
France	10.8
Germany	4.7
Hong Kong	1.7
India	1.0
Indonesia	1.6
Ireland	4.0
Japan	27.7
Malta	0.0 (a)
Netherlands	3.8
Singapore	1.3
Spain	2.2
Sweden	0.9
Switzerland	9.5
United Kingdom	18.0
United States(b)	3.6
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Select International Equity Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,033.90	1,018.30	6.81	6.76	1.34
Advisor Class	1,000.00	1,000.00	1,035.30	1,019.55	5.55	5.50	1.09
Class C	1,000.00	1,000.00	1,030.00	1,014.55	10.61	10.53	2.09
Institutional Class	1,000.00	1,000.00	1,035.50	1,019.55	5.55	5.50	1.09
Institutional 2 Class	1,000.00	1,000.00	1,035.70	1,020.25	4.83	4.80	0.95
Institutional 3 Class	1,000.00	1,000.00	1,036.50	1,020.55	4.53	4.50	0.89
Class R	1,000.00	1,000.00	1,033.00	1,017.05	8.08	8.02	1.59
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select International Equity Fund | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Australia 3.0%
CSL Ltd.	46,091	7,466,003
Canada 2.7%
Suncor Energy, Inc.	233,497	6,829,182
China 1.3%
China Milk Products Group Ltd.(a),(b),(c)	7,426,000	5
Tencent Holdings Ltd.	78,200	3,228,529
Total		3,228,534
Denmark 2.4%
Novo Nordisk A/S, Class B	54,334	2,830,931
Ørsted A/S	33,201	3,168,577
Total		5,999,508
France 11.0%
Airbus Group SE	39,683	5,468,055
EssilorLuxottica SA	37,185	5,490,318
L’Oreal SA	22,180	6,056,387
Pernod Ricard SA	25,444	4,857,514
Total SA	116,909	5,838,281
Total		27,710,555
Germany 4.7%
Adidas AG	13,930	4,129,043
Deutsche Telekom AG, Registered Shares	365,030	6,094,044
Knorr-Bremse AG	17,983	1,679,760
Total		11,902,847
Hong Kong 1.7%
AIA Group Ltd.	453,400	4,387,442
India 1.0%
HDFC Bank Ltd.	78,000	2,438,477
Indonesia 1.6%
PT Bank Rakyat Indonesia Persero Tbk	13,851,700	4,157,495
Ireland 4.0%
CRH PLC	250,410	8,380,659
Ryanair Holdings PLC, ADR(b)	30,778	1,763,580
Total		10,144,239
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 28.0%
Bridgestone Corp.	60,000	2,272,290
Capcom Co., Ltd.	145,700	3,785,651
Daikin Industries Ltd.	34,200	4,228,681
Hoya Corp.	47,300	3,845,664
Keyence Corp.	4,300	2,540,869
Koito Manufacturing Co., Ltd.	69,700	3,267,170
Kubota Corp.	292,800	4,195,088
Mitsubishi UFJ Financial Group, Inc.	1,323,200	6,368,895
Nidec Corp.	25,900	3,370,232
Nihon M&A Center, Inc.	182,400	5,310,952
Nintendo Co., Ltd.	13,100	4,957,049
Pigeon Corp.	106,800	3,871,843
Rohm Co., Ltd.	49,800	3,544,215
SCSK Corp.	82,000	4,039,199
Shimano, Inc.	25,400	3,648,227
Terumo Corp.	206,700	5,997,876
Toyota Motor Corp.	64,400	4,217,297
Yaskawa Electric Corp.	44,600	1,494,114
Total		70,955,312
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	2
Netherlands 3.8%
ASML Holding NV	24,571	5,464,755
ING Groep NV	447,659	4,276,789
Total		9,741,544
Singapore 1.4%
DBS Group Holdings Ltd.	194,100	3,422,584
Spain 2.2%
Industria de Diseno Textil SA	182,122	5,635,555
Sweden 0.9%
Hexagon AB, Class B	49,917	2,223,139
Switzerland 9.6%
Nestlé SA, Registered Shares	57,820	6,497,490
Roche Holding AG, Genusschein Shares	38,209	10,441,001
Sika AG	37,421	5,385,933
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select International Equity Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
UBS AG(b)	192,997	2,049,181
Total		24,373,605
United Kingdom 18.2%
3i Group PLC	247,747	3,312,009
DCC PLC	31,689	2,700,619
Ferguson PLC	53,217	3,924,842
HSBC Holdings PLC	804,701	5,793,581
Legal & General Group PLC	1,705,927	4,570,520
Prudential PLC	93,231	1,553,982
RELX PLC	347,408	8,306,873
Rio Tinto PLC	56,613	2,869,475
TechnipFMC PLC	266,182	6,615,939
Unilever PLC	101,193	6,393,191
Total		46,041,031
Total Common Stocks (Cost $216,534,257)		246,657,054

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(d),(e)	9,322,138	9,321,206
Total Money Market Funds (Cost $9,321,206)		9,321,206
Total Investments in Securities (Cost $225,855,463)		255,978,260
Other Assets & Liabilities, Net		(3,015,174)
Net Assets		$252,963,086

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2019, the total value of these securities amounted to $7, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	1,697,978	44,153,167	(36,529,007)	9,322,138	316	—	84,971	9,321,206
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	7,466,003	—	7,466,003
Canada	6,829,182	—	—	6,829,182
China	—	3,228,529	5	3,228,534
Denmark	—	5,999,508	—	5,999,508
France	—	27,710,555	—	27,710,555
Germany	—	11,902,847	—	11,902,847
Hong Kong	—	4,387,442	—	4,387,442
India	—	2,438,477	—	2,438,477
Indonesia	—	4,157,495	—	4,157,495
Ireland	1,763,580	8,380,659	—	10,144,239
Japan	—	70,955,312	—	70,955,312
Malta	—	—	2	2
Netherlands	—	9,741,544	—	9,741,544
Singapore	—	3,422,584	—	3,422,584
Spain	—	5,635,555	—	5,635,555
Sweden	—	2,223,139	—	2,223,139
Switzerland	—	24,373,605	—	24,373,605
United Kingdom	—	46,041,031	—	46,041,031
Total Common Stocks	8,592,762	238,064,285	7	246,657,054
Money Market Funds	9,321,206	—	—	9,321,206
Total Investments in Securities	17,913,968	238,064,285	7	255,978,260
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select International Equity Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $216,534,257)	$246,657,054
Affiliated issuers (cost $9,321,206)	9,321,206
Foreign currency (cost $9,410)	9,094
Receivable for:
Investments sold	2,712,374
Capital shares sold	47,733
Dividends	615,263
Foreign tax reclaims	809,438
Expense reimbursement due from Investment Manager	895
Prepaid expenses	3,580
Other assets	5,238
Total assets	260,181,875
Liabilities
Payable for:
Investments purchased	6,507,489
Capital shares purchased	365,889
Foreign capital gains taxes deferred	29
Management services fees	6,030
Distribution and/or service fees	1,219
Transfer agent fees	39,303
Compensation of board members	249,881
Compensation of chief compliance officer	31
Other expenses	48,918
Total liabilities	7,218,789
Net assets applicable to outstanding capital stock	$252,963,086
Represented by
Paid in capital	230,129,291
Total distributable earnings (loss)	22,833,795
Total - representing net assets applicable to outstanding capital stock	$252,963,086
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select International Equity Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
August 31, 2019 (Unaudited)
Class A
Net assets	$169,288,514
Shares outstanding	12,071,767
Net asset value per share	$14.02
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.88
Advisor Class
Net assets	$502,602
Shares outstanding	34,851
Net asset value per share	$14.42
Class C
Net assets	$1,877,683
Shares outstanding	153,155
Net asset value per share	$12.26
Institutional Class
Net assets	$74,817,458
Shares outstanding	5,219,076
Net asset value per share	$14.34
Institutional 2 Class
Net assets	$621,771
Shares outstanding	42,898
Net asset value per share	$14.49
Institutional 3 Class
Net assets	$5,165,409
Shares outstanding	357,364
Net asset value per share	$14.45
Class R
Net assets	$689,649
Shares outstanding	49,540
Net asset value per share	$13.92
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,081,304
Dividends — affiliated issuers	84,971
Interfund lending	116
Foreign taxes withheld	(328,747)
Total income	4,837,644
Expenses:
Management services fees	1,146,034
Distribution and/or service fees
Class A	220,085
Class C	11,425
Class R	1,825
Transfer agent fees
Class A	211,312
Advisor Class	659
Class C	2,758
Institutional Class	92,868
Institutional 2 Class	199
Institutional 3 Class	68
Class R	879
Compensation of board members	25,715
Custodian fees	16,212
Printing and postage fees	31,621
Registration fees	52,691
Audit fees	18,836
Legal fees	5,313
Compensation of chief compliance officer	29
Other	6,228
Total expenses	1,844,757
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(191,108)
Total net expenses	1,653,649
Net investment income	3,183,995
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,547,397
Investments — affiliated issuers	316
Foreign currency translations	5,705
Net realized gain	10,553,418
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,654,934)
Foreign currency translations	(19,195)
Foreign capital gains tax	(29)
Net change in unrealized appreciation (depreciation)	(4,674,158)
Net realized and unrealized gain	5,879,260
Net increase in net assets resulting from operations	$9,063,255
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select International Equity Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations
Net investment income	$3,183,995	$3,998,278
Net realized gain	10,553,418	17,782,687
Net change in unrealized appreciation (depreciation)	(4,674,158)	(37,568,948)
Net increase (decrease) in net assets resulting from operations	9,063,255	(15,787,983)
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,419,796)	(4,252,126)
Advisor Class	(8,354)	(14,568)
Class C	(15,837)	(156,921)
Institutional Class	(1,221,997)	(2,057,724)
Institutional 2 Class	(10,834)	(9,218)
Institutional 3 Class	(94,523)	(180,777)
Class R	(7,838)	(15,845)
Class T		(16,886)
Total distributions to shareholders	(3,779,179)	(6,704,065)
Decrease in net assets from capital stock activity	(15,644,740)	(33,108,125)
Total decrease in net assets	(10,360,664)	(55,600,173)
Net assets at beginning of period	263,323,750	318,923,923
Net assets at end of period	$252,963,086	$263,323,750
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2019	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	79,359	1,122,911	679,422	9,697,135
Distributions reinvested	153,255	2,167,024	264,619	3,794,637
Redemptions	(889,843)	(12,592,392)	(2,135,188)	(29,745,464)
Net decrease	(657,229)	(9,302,457)	(1,191,147)	(16,253,692)
Advisor Class
Subscriptions	6,604	95,021	26,548	386,581
Distributions reinvested	570	8,289	982	14,469
Redemptions	(8,942)	(129,509)	(21,240)	(288,452)
Net increase (decrease)	(1,768)	(26,199)	6,290	112,598
Class C
Subscriptions	3,804	47,762	21,702	257,763
Distributions reinvested	1,201	14,867	12,251	153,987
Redemptions	(67,870)	(837,157)	(690,771)	(8,714,365)
Net decrease	(62,865)	(774,528)	(656,818)	(8,302,615)
Institutional Class
Subscriptions	131,848	1,921,469	440,167	6,235,639
Distributions reinvested	73,704	1,064,287	120,748	1,768,962
Redemptions	(450,115)	(6,490,545)	(1,079,645)	(15,248,429)
Net decrease	(244,563)	(3,504,789)	(518,730)	(7,243,828)
Institutional 2 Class
Subscriptions	16,264	238,170	10,412	149,581
Distributions reinvested	739	10,789	618	9,151
Redemptions	(2,812)	(41,356)	(6,042)	(86,429)
Net increase	14,191	207,603	4,988	72,303
Institutional 3 Class
Subscriptions	1,147	16,709	25,132	363,159
Distributions reinvested	6,439	93,751	12,243	180,709
Redemptions	(154,073)	(2,239,823)	(70,777)	(1,091,406)
Net decrease	(146,487)	(2,129,363)	(33,402)	(547,538)
Class K
Redemptions	—	—	(2,577)	(39,476)
Net decrease	—	—	(2,577)	(39,476)
Class R
Subscriptions	10,321	143,156	12,544	176,778
Distributions reinvested	528	7,407	1,055	15,036
Redemptions	(18,688)	(265,570)	(13,263)	(184,271)
Net increase (decrease)	(7,839)	(115,007)	336	7,543
Class T
Distributions reinvested	—	—	1,173	16,826
Redemptions	—	—	(71,130)	(930,246)
Net decrease	—	—	(69,957)	(913,420)
Total net decrease	(1,106,560)	(15,644,740)	(2,461,017)	(33,108,125)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select International Equity Fund | Semiannual Report 2019

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Columbia Select International Equity Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$13.75	0.17	0.30	0.47	(0.20)	(0.20)
Year Ended 2/28/2019	$14.81	0.18	(0.92)	(0.74)	(0.32)	(0.32)
Year Ended 2/28/2018	$12.30	0.12	2.62	2.74	(0.23)	(0.23)
Year Ended 2/28/2017	$11.41	0.12	0.90	1.02	(0.13)	(0.13)
Year Ended 2/29/2016	$13.69	0.10	(2.44)	(2.34)	—	—
Year Ended 2/28/2015	$13.88	0.12	(0.32)	(0.20)	—	—
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$14.15	0.19	0.31	0.50	(0.23)	(0.23)
Year Ended 2/28/2019	$15.24	0.22	(0.96)	(0.74)	(0.35)	(0.35)
Year Ended 2/28/2018	$12.64	0.10	2.76	2.86	(0.26)	(0.26)
Year Ended 2/28/2017	$11.73	0.07	1.00	1.07	(0.16)	(0.16)
Year Ended 2/29/2016	$14.04	0.15	(2.52)	(2.37)	—	—
Year Ended 2/28/2015	$14.20	0.24	(0.41)	(0.17)	—	—
Class C
Six Months Ended 8/31/2019 (Unaudited)	$11.99	0.11	0.25	0.36	(0.09)	(0.09)
Year Ended 2/28/2019	$12.94	0.18	(0.92)	(0.74)	(0.21)	(0.21)
Year Ended 2/28/2018	$10.77	0.03	2.28	2.31	(0.14)	(0.14)
Year Ended 2/28/2017	$10.00	(0.01)	0.81	0.80	(0.03)	(0.03)
Year Ended 2/29/2016	$12.08	0.00 (k)	(2.13)	(2.13)	—	—
Year Ended 2/28/2015	$12.34	0.02	(0.29)	(0.27)	—	—
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$14.07	0.19	0.31	0.50	(0.23)	(0.23)
Year Ended 2/28/2019	$15.14	0.23	(0.95)	(0.72)	(0.35)	(0.35)
Year Ended 2/28/2018	$12.57	0.16	2.67	2.83	(0.26)	(0.26)
Year Ended 2/28/2017	$11.66	0.15	0.92	1.07	(0.16)	(0.16)
Year Ended 2/29/2016	$13.96	0.16	(2.52)	(2.36)	—	—
Year Ended 2/28/2015	$14.11	0.17	(0.33)	(0.16)	—	—
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$14.23	0.18	0.33	0.51	(0.25)	(0.25)
Year Ended 2/28/2019	$15.31	0.23	(0.94)	(0.71)	(0.37)	(0.37)
Year Ended 2/28/2018	$12.70	0.12	2.77	2.89	(0.28)	(0.28)
Year Ended 2/28/2017	$11.79	0.16	0.94	1.10	(0.19)	(0.19)
Year Ended 2/29/2016	$14.08	0.17	(2.52)	(2.35)	—	—
Year Ended 2/28/2015	$14.21	0.12	(0.26)	(0.14)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select International Equity Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	—	$14.02	3.39%	1.48% (c)	1.34% (c)	2.34% (c)	18%	$169,289
Year Ended 2/28/2019	—	$13.75	(5.10%)	1.48% (d)	1.36% (d),(e)	1.31%	34%	$175,021
Year Ended 2/28/2018	—	$14.81	22.50%	1.50%	1.40% (e)	0.89%	34%	$206,109
Year Ended 2/28/2017	—	$12.30	8.98%	1.44% (f),(g)	1.33% (e),(f),(g)	1.02%	103%	$220,357
Year Ended 2/29/2016	0.06	$11.41	(16.65%) (h)	1.45% (f)	1.42% (e),(f)	0.78%	131%	$210,841
Year Ended 2/28/2015	0.01	$13.69	(1.37%) (i)	1.49%	1.47% (e)	0.94%	96%	$274,993
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	—	$14.42	3.53%	1.23% (c)	1.09% (c)	2.63% (c)	18%	$503
Year Ended 2/28/2019	—	$14.15	(4.93%)	1.23% (d)	1.12% (d),(e)	1.51%	34%	$518
Year Ended 2/28/2018	—	$15.24	22.89%	1.24%	1.15% (e)	0.70%	34%	$462
Year Ended 2/28/2017	—	$12.64	9.18%	1.18% (f),(g)	1.06% (e),(f),(g)	0.57%	103%	$182
Year Ended 2/29/2016	0.06	$11.73	(16.45%) (h)	1.21% (f)	1.18% (e),(f)	1.16%	131%	$22
Year Ended 2/28/2015	0.01	$14.04	(1.13%) (i)	1.25%	1.21% (j)	1.77%	96%	$3
Class C
Six Months Ended 8/31/2019 (Unaudited)	—	$12.26	3.00%	2.23% (c)	2.09% (c)	1.79% (c)	18%	$1,878
Year Ended 2/28/2019	—	$11.99	(5.77%)	2.23% (d)	2.12% (d),(e)	1.47%	34%	$2,589
Year Ended 2/28/2018	—	$12.94	21.62%	2.25%	2.15% (e)	0.22%	34%	$11,296
Year Ended 2/28/2017	—	$10.77	8.02%	2.18% (f),(g)	2.07% (e),(f),(g)	(0.06%)	103%	$13,673
Year Ended 2/29/2016	0.05	$10.00	(17.22%) (h)	2.20% (f)	2.18% (e),(f)	0.02%	131%	$7,886
Year Ended 2/28/2015	0.01	$12.08	(2.11%) (i)	2.24%	2.22% (e)	0.19%	96%	$11,042
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	—	$14.34	3.55%	1.23% (c)	1.09% (c)	2.58% (c)	18%	$74,817
Year Ended 2/28/2019	—	$14.07	(4.83%)	1.23% (d)	1.12% (d),(e)	1.57%	34%	$76,853
Year Ended 2/28/2018	—	$15.14	22.76%	1.25%	1.15% (e)	1.14%	34%	$90,578
Year Ended 2/28/2017	—	$12.57	9.25%	1.19% (f),(g)	1.08% (e),(f),(g)	1.20%	103%	$69,419
Year Ended 2/29/2016	0.06	$11.66	(16.48%) (h)	1.19% (f)	1.17% (e),(f)	1.20%	131%	$64,631
Year Ended 2/28/2015	0.01	$13.96	(1.06%) (i)	1.24%	1.22% (e)	1.23%	96%	$179,330
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	—	$14.49	3.57%	1.06% (c)	0.95% (c)	2.44% (c)	18%	$622
Year Ended 2/28/2019	—	$14.23	(4.72%)	1.05% (d)	0.99% (d)	1.62%	34%	$408
Year Ended 2/28/2018	—	$15.31	23.00%	1.08%	1.02%	0.81%	34%	$363
Year Ended 2/28/2017	—	$12.70	9.33%	0.96% (f),(g)	0.93% (f),(g)	1.33%	103%	$117
Year Ended 2/29/2016	0.06	$11.79	(16.26%) (h)	1.01% (f)	1.01% (f)	1.23%	131%	$59
Year Ended 2/28/2015	0.01	$14.08	(0.91%) (i)	1.01%	1.01%	0.86%	96%	$59
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$14.19	0.22	0.30	0.52	(0.26)	(0.26)
Year Ended 2/28/2019	$15.27	0.25	(0.95)	(0.70)	(0.38)	(0.38)
Year Ended 2/28/2018	$12.67	0.19	2.70	2.89	(0.29)	(0.29)
Year Ended 2/28/2017	$11.76	0.19	0.91	1.10	(0.19)	(0.19)
Year Ended 2/29/2016	$14.04	0.17	(2.51)	(2.34)	—	—
Year Ended 2/28/2015	$14.16	0.19	(0.32)	(0.13)	—	—
Class R
Six Months Ended 8/31/2019 (Unaudited)	$13.63	0.15	0.30	0.45	(0.16)	(0.16)
Year Ended 2/28/2019	$14.69	0.14	(0.92)	(0.78)	(0.28)	(0.28)
Year Ended 2/28/2018	$12.20	0.09	2.60	2.69	(0.20)	(0.20)
Year Ended 2/28/2017	$11.32	0.07	0.91	0.98	(0.10)	(0.10)
Year Ended 2/29/2016	$13.62	0.07	(2.43)	(2.36)	—	—
Year Ended 2/28/2015	$13.84	0.10	(0.33)	(0.23)	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
02/28/2017	0.08%	0.10%	0.09%	0.08%	0.08%	0.08%	0.08%

(h)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.
(i)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.
(j)	The benefits derived from expense reductions had an impact of 0.01%.
(k)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Select International Equity Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	—	$14.45	3.65%	0.99% (c)	0.89% (c)	3.02% (c)	18%	$5,165
Year Ended 2/28/2019	—	$14.19	(4.68%)	0.98% (d)	0.92% (d)	1.73%	34%	$7,151
Year Ended 2/28/2018	—	$15.27	23.03%	1.00%	0.95%	1.36%	34%	$8,203
Year Ended 2/28/2017	—	$12.67	9.42%	0.90% (f),(g)	0.88% (f),(g)	1.56%	103%	$10,108
Year Ended 2/29/2016	0.06	$11.76	(16.24%) (h)	0.95% (f)	0.95% (f)	1.26%	131%	$11,312
Year Ended 2/28/2015	0.01	$14.04	(0.85%) (i)	0.96%	0.96%	1.41%	96%	$15,568
Class R
Six Months Ended 8/31/2019 (Unaudited)	—	$13.92	3.30%	1.74% (c)	1.59% (c)	2.16% (c)	18%	$690
Year Ended 2/28/2019	—	$13.63	(5.37%)	1.73% (d)	1.62% (d),(e)	1.02%	34%	$782
Year Ended 2/28/2018	—	$14.69	22.24%	1.75%	1.65% (e)	0.68%	34%	$838
Year Ended 2/28/2017	—	$12.20	8.66%	1.68% (f),(g)	1.58% (e),(f),(g)	0.55%	103%	$1,014
Year Ended 2/29/2016	0.06	$11.32	(16.89%) (h)	1.70% (f)	1.67% (e),(f)	0.54%	131%	$808
Year Ended 2/28/2015	0.01	$13.62	(1.59%) (i)	1.74%	1.72% (e)	0.72%	96%	$1,563
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2019	19

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Select International Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
20	Columbia Select International Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Select International Equity Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended August 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
22	Columbia Select International Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2019 was 0.87% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Select International Equity Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
For the six months ended August 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.24
Advisor Class	0.24
Class C	0.24
Institutional Class	0.24
Institutional 2 Class	0.07
Institutional 3 Class	0.00
Class R	0.24
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSC), received by the Distributor for distributing Fund shares for the six months ended August 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	5,606
Class C	—	1.00 (b)	6

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24	Columbia Select International Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2019 through June 30, 2020	Prior to July 1, 2019
Class A	1.31%	1.35%
Advisor Class	1.06	1.10
Class C	2.06	2.10
Institutional Class	1.06	1.10
Institutional 2 Class	0.93	0.97
Institutional 3 Class	0.86	0.90
Class R	1.56	1.60
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
225,855,000	46,658,000	(16,535,000)	30,123,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2019, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	17,775,303	—	17,775,303
Columbia Select International Equity Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $44,790,020 and $64,886,383, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	400,000	2.61	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
26	Columbia Select International Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
The Fund had no borrowings during the six months ended August 31, 2019.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Shareholder concentration risk
At August 31, 2019, affiliated shareholders of record owned 34.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Select International Equity Fund | Semiannual Report 2019	27

 Approval of Management and SubadvisoryAgreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select International Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Columbia Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser has provided portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed
28	Columbia Select International Equity Fund | Semiannual Report 2019

Approval of Management and Subadvisory
Agreements  (continued)

the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring the Subadviser), noting that no material changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the product score of the Fund (taking into account performance relative to peers and benchmarks) and (v) the net assets of the Fund. The Board observed periods of underperformance in the past, but noted improved more recent performance.
Additionally, the Board reviewed the performance of the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in
Columbia Select International Equity Fund | Semiannual Report 2019	29

Approval of Management and Subadvisory
Agreements  (continued)

line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. Based on its reviews, including JDL’s conclusions/analyses, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
30	Columbia Select International Equity Fund | Semiannual Report 2019

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select International Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR201_02_J01_(10/19)

SemiAnnual Report
August 31, 2019
Columbia Select Global Growth Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Select Global Growth Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Global Growth Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term growth of capital.
Portfolio management
Thomas Galvin, CFA
Lead Portfolio Manager
Managed Fund since 2015
Richard Carter
Portfolio Manager
Managed Fund since 2015
Todd Herget
Portfolio Manager
Managed Fund since 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/30/08	3.18	-5.37	5.56	11.29
	Including sales charges		-2.75	-10.83	4.32	10.64
Advisor Class*		01/08/14	3.30	-5.14	5.82	11.45
Class C	Excluding sales charges	04/30/08	2.78	-6.09	4.77	10.46
	Including sales charges		1.78	-7.01	4.77	10.46
Institutional Class		04/30/08	3.23	-5.19	5.82	11.57
Institutional 2 Class*		01/08/14	3.35	-5.12	5.90	11.48
Institutional 3 Class*		03/01/17	3.38	-4.99	5.75	11.39
Class R		04/30/08	2.98	-5.62	5.31	11.02
MSCI ACWI (Net)			2.73	-0.28	5.51	8.61
MSCI ACWI Growth Index (Net)			6.97	2.05	8.16	10.47
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indices comprising 23 developed and 23 emerging market country indices.
The MSCI ACWI Growth Index (Net) captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed markets countries and 23 emerging markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net) and the MSCI ACWI Growth Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Select Global Growth Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
Amazon.com, Inc. (United States)	4.6
Alibaba Group Holding Ltd., ADR (China)	4.3
New Oriental Education & Technology Group, Inc., ADR (China)	3.8
Facebook, Inc., Class A (United States)	3.8
Pagseguro Digital Ltd., Class A (Brazil)	3.8
Booking Holdings, Inc. (United States)	3.7
Adobe, Inc. (United States)	3.6
Lonza Group AG, Registered Shares (Switzerland)	3.5
Salesforce.com, Inc. (United States)	3.5
Visa, Inc., Class A (United States)	3.5
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at August 31, 2019)
Communication Services	12.0
Consumer Discretionary	25.9
Energy	1.8
Financials	7.8
Health Care	19.3
Industrials	2.8
Information Technology	30.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2019)
Brazil	3.7
Canada	2.0
China	12.5
Denmark	1.7
India	2.5
Japan	5.1
Netherlands	0.7
Russian Federation	2.8
Sweden	2.1
Switzerland	3.4
United Kingdom	2.7
United States(a)	60.8
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2019, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Select Global Growth Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,031.80	1,018.30	6.81	6.76	1.34
Advisor Class	1,000.00	1,000.00	1,033.00	1,019.55	5.54	5.50	1.09
Class C	1,000.00	1,000.00	1,027.80	1,014.55	10.60	10.53	2.09
Institutional Class	1,000.00	1,000.00	1,032.30	1,019.55	5.54	5.50	1.09
Institutional 2 Class	1,000.00	1,000.00	1,033.50	1,019.80	5.29	5.25	1.04
Institutional 3 Class	1,000.00	1,000.00	1,033.80	1,020.10	4.98	4.95	0.98
Class R	1,000.00	1,000.00	1,029.80	1,017.05	8.07	8.02	1.59
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until June 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 1.28% for Class A, 1.03% for Advisor Class, 2.03% for Class C, 1.03% for Institutional Class, 0.97% for Institutional 2 Class, 0.91% for Institutional 3 Class and 1.53% for Class R. Any amounts waived will not be reimbursed by the Fund. This change was effective July 1, 2019. If this change had been in place for the entire six month period ended August 31, 2019, the actual expenses paid would have been $6.50 for Class A, $5.23 for Advisor Class, $10.29 for Class C, $5.23 for Institutional Class, $4.93 for Institutional 2 Class, $4.63 for Institutional 3 Class and $7.76 for Class R; and the hypothetical expenses paid would have been $6.46 for Class A, $5.20 for Advisor Class, $10.23 for Class C, $5.20 for Institutional Class, $4.90 for Institutional 2 Class, $4.60 for Institutional 3 Class and $7.72 for Class R.
Columbia Select Global Growth Fund | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Brazil 3.7%
Pagseguro Digital Ltd., Class A(a)	46,877	2,341,975
Canada 2.0%
Canada Goose Holdings, Inc.(a)	34,400	1,283,120
China 12.5%
Alibaba Group Holding Ltd., ADR(a)	15,053	2,634,727
New Oriental Education & Technology Group, Inc., ADR(a)	20,776	2,355,998
Tencent Holdings Ltd.	37,500	1,548,207
Wuxi Biologics Cayman, Inc.(a)	134,500	1,411,640
Total		7,950,572
Denmark 1.7%
Novo Nordisk A/S, Class B	21,003	1,094,306
India 2.5%
HDFC Bank Ltd., ADR	14,840	1,599,752
Japan 5.1%
Keyence Corp.	3,000	1,772,700
ZOZO, Inc.	73,900	1,471,947
Total		3,244,647
Netherlands 0.6%
Core Laboratories NV	10,147	401,720
Russian Federation 2.8%
Yandex NV, Class A(a)	48,495	1,799,164
Sweden 2.1%
Evolution Gaming Group AB	69,937	1,315,572
Switzerland 3.4%
Lonza Group AG, Registered Shares(a)	6,106	2,167,234
United Kingdom 2.7%
Ashtead Group PLC	61,685	1,712,514
United States 57.4%
Activision Blizzard, Inc.	32,827	1,661,046
Adobe, Inc.(a)	7,646	2,175,363
Alexion Pharmaceuticals, Inc.(a)	9,347	941,804
Common Stocks (continued)
Issuer	Shares	Value ($)
Align Technology, Inc.(a)	3,282	600,967
Amazon.com, Inc.(a)	1,599	2,840,288
Bio-Rad Laboratories, Inc., Class A(a)	4,840	1,634,516
Booking Holdings, Inc.(a)	1,161	2,283,002
Bristol-Myers Squibb Co.	14,689	706,100
Burford Capital Ltd.	112,198	961,017
Charles Schwab Corp. (The)	29,054	1,111,897
Edwards Lifesciences Corp.(a)	4,524	1,003,604
Exact Sciences Corp.(a)	10,415	1,241,676
Facebook, Inc., Class A(a)	12,667	2,351,882
Illumina, Inc.(a)	3,774	1,061,777
MSCI, Inc.	4,658	1,092,907
Nike, Inc., Class B	20,020	1,691,690
NVIDIA Corp.	8,112	1,358,841
PayPal Holdings, Inc.(a)	14,394	1,569,666
Pioneer Natural Resources Co.	5,684	701,519
Salesforce.com, Inc.(a)	13,720	2,141,280
ServiceNow, Inc.(a)	7,934	2,077,439
Splunk, Inc.(a)	12,663	1,415,977
Square, Inc., Class A(a)	27,600	1,706,784
Visa, Inc., Class A	11,742	2,123,188
Total		36,454,230
Total Common Stocks (Cost $45,105,920)		61,364,806

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(b),(c)	2,232,727	2,232,504
Total Money Market Funds (Cost $2,232,504)		2,232,504
Total Investments in Securities (Cost $47,338,424)		63,597,310
Other Assets & Liabilities, Net		(16,940)
Net Assets		$63,580,370
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Global Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,370,000 DKK	205,134 USD	Morgan Stanley	09/11/2019	3,089	—
329,000 GBP	411,151 USD	Morgan Stanley	09/11/2019	10,698	—
3,005,000 SEK	309,436 USD	Morgan Stanley	09/11/2019	3,114	—
1,164,534 USD	1,664,000 AUD	Morgan Stanley	09/11/2019	—	(43,669)
1,367,143 USD	1,797,000 CAD	Morgan Stanley	09/11/2019	—	(17,282)
3,076,681 USD	2,753,000 EUR	Morgan Stanley	09/11/2019	—	(49,320)
90,768 USD	9,820,000 JPY	Morgan Stanley	09/11/2019	1,717	—
1,023,440 USD	1,206,829,000 KRW	Morgan Stanley	09/11/2019	—	(26,753)
317,707 USD	439,000 SGD	Morgan Stanley	09/11/2019	—	(1,342)
889,454 USD	27,556,000 TWD	Morgan Stanley	09/11/2019	—	(11,073)
Total				18,618	(149,439)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	3,451,325	12,464,798	(13,683,396)	2,232,727	(10)	—	23,199	2,232,504
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	2,341,975	—	—	2,341,975
Canada	1,283,120	—	—	1,283,120
China	4,990,725	2,959,847	—	7,950,572
Denmark	—	1,094,306	—	1,094,306
India	1,599,752	—	—	1,599,752
Japan	—	3,244,647	—	3,244,647
Netherlands	401,720	—	—	401,720
Russian Federation	1,799,164	—	—	1,799,164
Sweden	—	1,315,572	—	1,315,572
Switzerland	—	2,167,234	—	2,167,234
United Kingdom	—	1,712,514	—	1,712,514
United States	35,493,213	961,017	—	36,454,230
Total Common Stocks	47,909,669	13,455,137	—	61,364,806
Money Market Funds	2,232,504	—	—	2,232,504
Total Investments in Securities	50,142,173	13,455,137	—	63,597,310
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	18,618	—	18,618
Liability
Forward Foreign Currency Exchange Contracts	—	(149,439)	—	(149,439)
Total	50,142,173	13,324,316	—	63,466,489
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Global Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $45,105,920)	$61,364,806
Affiliated issuers (cost $2,232,504)	2,232,504
Unrealized appreciation on forward foreign currency exchange contracts	18,618
Receivable for:
Investments sold	223,803
Capital shares sold	301,335
Dividends	42,305
Foreign tax reclaims	25,255
Expense reimbursement due from Investment Manager	561
Prepaid expenses	2,907
Other assets	12,422
Total assets	64,224,516
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	149,439
Payable for:
Investments purchased	3,566
Capital shares purchased	375,366
Management services fees	1,522
Distribution and/or service fees	405
Transfer agent fees	6,452
Compensation of board members	45,686
Compensation of chief compliance officer	8
Custodian fees	34,627
Other expenses	27,075
Total liabilities	644,146
Net assets applicable to outstanding capital stock	$63,580,370
Represented by
Paid in capital	46,437,605
Total distributable earnings (loss)	17,142,765
Total - representing net assets applicable to outstanding capital stock	$63,580,370
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Global Growth Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
August 31, 2019 (Unaudited)
Class A
Net assets	$28,752,914
Shares outstanding	1,845,436
Net asset value per share	$15.58
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.53
Advisor Class
Net assets	$2,377,206
Shares outstanding	148,764
Net asset value per share	$15.98
Class C
Net assets	$7,072,403
Shares outstanding	490,361
Net asset value per share	$14.42
Institutional Class
Net assets	$20,297,272
Shares outstanding	1,269,803
Net asset value per share	$15.98
Institutional 2 Class
Net assets	$474,884
Shares outstanding	29,615
Net asset value per share	$16.04
Institutional 3 Class
Net assets	$3,875,042
Shares outstanding	243,783
Net asset value per share	$15.90
Class R
Net assets	$730,649
Shares outstanding	48,093
Net asset value per share	$15.19
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$178,459
Dividends — affiliated issuers	23,199
Foreign taxes withheld	(6,383)
Total income	195,275
Expenses:
Management services fees	291,775
Distribution and/or service fees
Class A	37,390
Class C	39,832
Class R	1,801
Transfer agent fees
Class A	18,844
Advisor Class	1,463
Class C	5,021
Institutional Class	13,418
Institutional 2 Class	182
Institutional 3 Class	200
Class R	453
Compensation of board members	8,817
Custodian fees	27,936
Printing and postage fees	10,566
Registration fees	50,256
Audit fees	15,702
Legal fees	4,311
Interest on interfund lending	532
Compensation of chief compliance officer	7
Other	6,294
Total expenses	534,800
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(94,267)
Total net expenses	440,533
Net investment loss	(245,258)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,751,307
Investments — affiliated issuers	(10)
Foreign currency translations	(1,374)
Forward foreign currency exchange contracts	(216,692)
Net realized gain	2,533,231
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	34,941
Foreign currency translations	(655)
Forward foreign currency exchange contracts	(102,102)
Net change in unrealized appreciation (depreciation)	(67,816)
Net realized and unrealized gain	2,465,415
Net increase in net assets resulting from operations	$2,220,157
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Global Growth Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations
Net investment loss	$(245,258)	$(660,287)
Net realized gain (loss)	2,533,231	(868,337)
Net change in unrealized appreciation (depreciation)	(67,816)	(2,618,331)
Net increase (decrease) in net assets resulting from operations	2,220,157	(4,146,955)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(423,326)
Advisor Class	—	(28,921)
Class C	—	(138,792)
Institutional Class	—	(268,712)
Institutional 2 Class	—	(7,040)
Institutional 3 Class	—	(59,867)
Class R	—	(10,481)
Total distributions to shareholders	—	(937,139)
Increase (decrease) in net assets from capital stock activity	(8,376,550)	7,274,607
Total increase (decrease) in net assets	(6,156,393)	2,190,513
Net assets at beginning of period	69,736,763	67,546,250
Net assets at end of period	$63,580,370	$69,736,763
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2019	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	97,427	1,513,100	983,343	15,734,358
Distributions reinvested	—	—	29,579	403,233
Redemptions	(208,389)	(3,267,406)	(878,204)	(13,747,889)
Net increase (decrease)	(110,962)	(1,754,306)	134,718	2,389,702
Advisor Class
Subscriptions	38,860	626,166	83,522	1,267,634
Distributions reinvested	—	—	2,044	28,885
Redemptions	(51,089)	(809,460)	(160,653)	(2,614,768)
Net decrease	(12,229)	(183,294)	(75,087)	(1,318,249)
Class C
Subscriptions	19,084	276,828	138,157	2,098,462
Distributions reinvested	—	—	10,422	132,600
Redemptions	(130,674)	(1,881,604)	(309,247)	(4,468,074)
Net decrease	(111,590)	(1,604,776)	(160,668)	(2,237,012)
Institutional Class
Subscriptions	157,345	2,527,509	832,225	13,083,574
Distributions reinvested	—	—	17,575	243,368
Redemptions	(420,364)	(6,725,192)	(367,086)	(5,615,850)
Net increase (decrease)	(263,019)	(4,197,683)	482,714	7,711,092
Institutional 2 Class
Subscriptions	19,318	306,961	31,966	540,045
Distributions reinvested	—	—	500	7,004
Redemptions	(8,066)	(128,665)	(29,151)	(453,364)
Net increase	11,252	178,296	3,315	93,685
Institutional 3 Class
Subscriptions	16,765	263,953	130,022	2,126,582
Distributions reinvested	—	—	4,348	59,826
Redemptions	(66,576)	(1,061,502)	(112,257)	(1,760,265)
Net increase (decrease)	(49,811)	(797,549)	22,113	426,143
Class R
Subscriptions	3,928	61,536	20,515	308,630
Distributions reinvested	—	—	792	10,421
Redemptions	(5,238)	(78,774)	(8,536)	(109,805)
Net increase (decrease)	(1,310)	(17,238)	12,771	209,246
Total net increase (decrease)	(537,669)	(8,376,550)	419,876	7,274,607
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Global Growth Fund | Semiannual Report 2019

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Columbia Select Global Growth Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$15.10	(0.06)	0.54	0.48	—	—
Year Ended 2/28/2019	$16.17	(0.14)	(0.73)	(0.87)	(0.20)	(0.20)
Year Ended 2/28/2018	$12.44	(0.12)	3.85	3.73	—	—
Year Ended 2/28/2017	$11.14	(0.10)	2.16	2.06	(0.76)	(0.76)
Year Ended 2/29/2016	$13.58	(0.09)	(2.12)	(2.21)	(0.23)	(0.23)
Year Ended 2/28/2015	$14.05	(0.06)	1.02	0.96	(1.43)	(1.43)
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$15.47	(0.04)	0.55	0.51	—	—
Year Ended 2/28/2019	$16.52	(0.10)	(0.75)	(0.85)	(0.20)	(0.20)
Year Ended 2/28/2018	$12.67	(0.10)	3.95	3.85	—	—
Year Ended 2/28/2017	$11.31	(0.07)	2.19	2.12	(0.76)	(0.76)
Year Ended 2/29/2016	$13.75	(0.03)	(2.18)	(2.21)	(0.23)	(0.23)
Year Ended 2/28/2015	$14.17	(0.02)	1.03	1.01	(1.43)	(1.43)
Class C
Six Months Ended 8/31/2019 (Unaudited)	$14.03	(0.11)	0.50	0.39	—	—
Year Ended 2/28/2019	$15.16	(0.24)	(0.69)	(0.93)	(0.20)	(0.20)
Year Ended 2/28/2018	$11.74	(0.21)	3.63	3.42	—	—
Year Ended 2/28/2017	$10.64	(0.18)	2.04	1.86	(0.76)	(0.76)
Year Ended 2/29/2016	$13.07	(0.18)	(2.02)	(2.20)	(0.23)	(0.23)
Year Ended 2/28/2015	$13.67	(0.15)	0.98	0.83	(1.43)	(1.43)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$15.48	(0.04)	0.54	0.50	—	—
Year Ended 2/28/2019	$16.52	(0.10)	(0.74)	(0.84)	(0.20)	(0.20)
Year Ended 2/28/2018	$12.67	(0.08)	3.93	3.85	—	—
Year Ended 2/28/2017	$11.31	(0.07)	2.19	2.12	(0.76)	(0.76)
Year Ended 2/29/2016	$13.75	(0.05)	(2.16)	(2.21)	(0.23)	(0.23)
Year Ended 2/28/2015	$14.17	(0.02)	1.03	1.01	(1.43)	(1.43)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$15.52	(0.04)	0.56	0.52	—	—
Year Ended 2/28/2019	$16.57	(0.10)	(0.75)	(0.85)	(0.20)	(0.20)
Year Ended 2/28/2018	$12.70	(0.08)	3.95	3.87	—	—
Year Ended 2/28/2017	$11.33	(0.06)	2.19	2.13	(0.76)	(0.76)
Year Ended 2/29/2016	$13.76	(0.06)	(2.14)	(2.20)	(0.23)	(0.23)
Year Ended 2/28/2015	$14.17	(0.07)	1.09	1.02	(1.43)	(1.43)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Global Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	$15.58	3.18%	1.62% (c),(d)	1.34% (c),(d)	(0.76%) (c)	14%	$28,753
Year Ended 2/28/2019	$15.10	(5.21%)	1.60% (d)	1.37% (d)	(0.90%)	46%	$29,548
Year Ended 2/28/2018	$16.17	29.98%	1.67%	1.38% (e)	(0.83%)	48%	$29,457
Year Ended 2/28/2017	$12.44	18.89%	1.60%	1.42%	(0.80%)	27%	$35,911
Year Ended 2/29/2016	$11.14	(16.49%)	1.57%	1.47%	(0.71%)	154%	$40,252
Year Ended 2/28/2015	$13.58	7.53%	1.71% (f)	1.49% (f)	(0.44%)	98%	$32,186
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$15.98	3.30%	1.37% (c),(d)	1.09% (c),(d)	(0.51%) (c)	14%	$2,377
Year Ended 2/28/2019	$15.47	(4.98%)	1.34% (d)	1.12% (d)	(0.63%)	46%	$2,491
Year Ended 2/28/2018	$16.52	30.39%	1.44%	1.13% (e)	(0.65%)	48%	$3,899
Year Ended 2/28/2017	$12.67	19.15%	1.35%	1.17%	(0.53%)	27%	$1,484
Year Ended 2/29/2016	$11.31	(16.28%)	1.32%	1.22%	(0.26%)	154%	$1,451
Year Ended 2/28/2015	$13.75	7.83%	1.45% (f)	1.24% (f)	(0.12%)	98%	$3,917
Class C
Six Months Ended 8/31/2019 (Unaudited)	$14.42	2.78%	2.37% (c),(d)	2.09% (c),(d)	(1.51%) (c)	14%	$7,072
Year Ended 2/28/2019	$14.03	(5.95%)	2.34% (d)	2.12% (d)	(1.64%)	46%	$8,448
Year Ended 2/28/2018	$15.16	29.13%	2.43%	2.13% (e)	(1.58%)	48%	$11,558
Year Ended 2/28/2017	$11.74	17.86%	2.35%	2.17%	(1.55%)	27%	$10,718
Year Ended 2/29/2016	$10.64	(17.06%)	2.32%	2.22%	(1.45%)	154%	$13,111
Year Ended 2/28/2015	$13.07	6.74%	2.46% (f)	2.24% (f)	(1.18%)	98%	$9,521
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$15.98	3.23%	1.37% (c),(d)	1.09% (c),(d)	(0.50%) (c)	14%	$20,297
Year Ended 2/28/2019	$15.48	(4.91%)	1.35% (d)	1.12% (d)	(0.65%)	46%	$23,722
Year Ended 2/28/2018	$16.52	30.39%	1.44%	1.13% (e)	(0.58%)	48%	$17,349
Year Ended 2/28/2017	$12.67	19.14%	1.35%	1.17%	(0.57%)	27%	$6,079
Year Ended 2/29/2016	$11.31	(16.29%)	1.32%	1.22%	(0.39%)	154%	$5,950
Year Ended 2/28/2015	$13.75	7.83%	1.44% (f)	1.24% (f)	(0.12%)	98%	$8,874
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$16.04	3.35%	1.32% (c),(d)	1.04% (c),(d)	(0.46%) (c)	14%	$475
Year Ended 2/28/2019	$15.52	(4.96%)	1.28% (d)	1.08% (d)	(0.60%)	46%	$285
Year Ended 2/28/2018	$16.57	30.47%	1.37%	1.09%	(0.54%)	48%	$249
Year Ended 2/28/2017	$12.70	19.20%	1.26%	1.10%	(0.48%)	27%	$223
Year Ended 2/29/2016	$11.33	(16.20%)	1.21%	1.14%	(0.47%)	154%	$194
Year Ended 2/28/2015	$13.76	7.90%	1.37% (f)	1.18% (f)	(0.55%)	98%	$51
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$15.38	(0.03)	0.55	0.52	—	—
Year Ended 2/28/2019	$16.41	(0.09)	(0.74)	(0.83)	(0.20)	(0.20)
Year Ended 2/28/2018(g)	$12.70	(0.11)	3.82	3.71	—	—
Class R
Six Months Ended 8/31/2019 (Unaudited)	$14.75	(0.08)	0.52	0.44	—	—
Year Ended 2/28/2019	$15.83	(0.17)	(0.71)	(0.88)	(0.20)	(0.20)
Year Ended 2/28/2018	$12.21	(0.15)	3.77	3.62	—	—
Year Ended 2/28/2017	$10.97	(0.13)	2.13	2.00	(0.76)	(0.76)
Year Ended 2/29/2016	$13.41	(0.12)	(2.09)	(2.21)	(0.23)	(0.23)
Year Ended 2/28/2015	$13.92	(0.06)	0.98	0.92	(1.43)	(1.43)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Select Global Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$15.90	3.38%	1.25% (c),(d)	0.98% (c),(d)	(0.40%) (c)	14%	$3,875
Year Ended 2/28/2019	$15.38	(4.89%)	1.23% (d)	1.02% (d)	(0.55%)	46%	$4,516
Year Ended 2/28/2018(g)	$16.41	29.21%	1.32%	1.03%	(0.71%)	48%	$4,454
Class R
Six Months Ended 8/31/2019 (Unaudited)	$15.19	2.98%	1.87% (c),(d)	1.59% (c),(d)	(1.00%) (c)	14%	$731
Year Ended 2/28/2019	$14.75	(5.38%)	1.85% (d)	1.62% (d)	(1.16%)	46%	$728
Year Ended 2/28/2018	$15.83	29.65%	1.93%	1.63% (e)	(1.08%)	48%	$580
Year Ended 2/28/2017	$12.21	18.63%	1.85%	1.67%	(1.08%)	27%	$647
Year Ended 2/29/2016	$10.97	(16.70%)	1.82%	1.72%	(0.93%)	154%	$543
Year Ended 2/28/2015	$13.41	7.30%	1.92% (f)	1.75% (f)	(0.41%)	98%	$647
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2019	19

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Select Global Growth Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
20	Columbia Select Global Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Select Global Growth Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
22	Columbia Select Global Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	18,618

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	149,439
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(216,692)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(102,102)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2019:
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	14,880	(117,405)

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2019.
Columbia Select Global Growth Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2019:
	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	18,618	18,618
Liabilities
Forward foreign currency exchange contracts	149,439	149,439
Total financial and derivative net assets	(130,821)	(130,821)
Total collateral received (pledged) (a)	-	-
Net amount (b)	(130,821)	(130,821)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
24	Columbia Select Global Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended August 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2019 was 0.87% of the Fund’s average daily net assets.
Columbia Select Global Growth Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
26	Columbia Select Global Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSC), received by the Distributor for distributing Fund shares for the six months ended August 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	17,903
Class C	—	1.00 (b)	92

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2019 through June 30, 2020	Prior to July 1, 2019
Class A	1.28%	1.37%
Advisor Class	1.03	1.12
Class C	2.03	2.12
Institutional Class	1.03	1.12
Institutional 2 Class	0.97	1.07
Institutional 3 Class	0.91	1.01
Class R	1.53	1.62
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This
Columbia Select Global Growth Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
47,338,000	18,518,000	(2,390,000)	16,128,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2019 as arising on March 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
129,111	963,235
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,885,562 and $16,070,066, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
28	Columbia Select Global Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	1,083,333	2.94	6
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2019.
Note 9. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Shareholder concentration risk
At August 31, 2019, affiliated shareholders of record owned 58.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
Columbia Select Global Growth Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Select Global Growth Fund | Semiannual Report 2019

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Global Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Select Global Growth Fund | Semiannual Report 2019	31

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
32	Columbia Select Global Growth Fund | Semiannual Report 2019

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Select Global Growth Fund | Semiannual Report 2019	33

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Global Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR187_02_J01_(10/19)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 23, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	October 23, 2019